As filed with the U.S. Securities and Exchange Commission on October 29, 2026

File No. [_________]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	/ /
Post-Effective Amendment No.	/ /

(Check appropriate box or boxes)

JANUS INVESTMENT FUND
(Exact Name of Registrant as Specified in Charter)

303-333-3863
Registrant’s Area Code and Telephone Number

151 Detroit Street, Denver, Colorado 80206-4805
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Cara Owen – 151 Detroit Street, Denver, Colorado 80206-4805
(Name and Address of Agent for Service)

Please send copies of all communications to: Matthew R. DiClemente, Esq. Stradley, Ronon, Stevens & Young, LLP 2005 Market Street, Suite 2600, Philadelphia, PA 19103 (215) 564-8173

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of the securities being registered: Class D, Class T and Class I shares of beneficial interest, $0.01 par value, of Janus Henderson U.S. Research Core Fund.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on November 30, 2026, pursuant to Rule 488 under the Securities Act of 1933, as amended.

NICHOLAS FUND, INC.
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

[December __, 2026]

A Letter to Our Shareholders

Dear Fellow Shareholders:

For nearly 60 years, Nicholas Company has been committed to a straightforward investment philosophy: disciplined, long-term investing, independent research, and an unwavering dedication to the interests of our shareholders. Since my father, Albert O. Nicholas, founded the firm in 1967, these principles have guided our investment decisions and helped establish the enduring relationships we have built with generations of investors.

I am writing to share an important development in the future of the Nicholas Funds.

After careful consideration, Nicholas Company, Inc. has entered into an agreement with Janus Henderson Investors involving the proposed reorganization of the four Nicholas mutual funds into corresponding funds managed by Janus Henderson. We believe this transaction represents a thoughtful opportunity to provide our shareholders with access to the broader investment capabilities, resources, and long-term support of a well-established global investment management organization. The proposed reorganizations will also allow shareholders of the Nicholas Funds to remain in a mutual fund with a substantially similar investment objective and principal investment strategies to their current holdings.

This decision was not made lightly. As a family-owned investment firm, we take great pride in the business we have built and the trust our shareholders have placed in us. We believe Janus Henderson offers a solid foundation for the Funds and their shareholders in the years ahead.

The Board of Directors of your Fund has carefully reviewed and unanimously approved the proposed reorganization and recommends that shareholders vote FOR the proposal. We encourage you to review the accompanying proxy statement/prospectus, which provides important details about the transaction, and to cast your vote.

On behalf of the Nicholas family and everyone at Nicholas Company, I want to express our sincere appreciation for your confidence and loyalty over the years. It has been a privilege to serve as stewards of your investments, and we are grateful for the trust you have placed in us.

Sincerely,

David Nicholas
President
Nicholas Company, Inc.

NICHOLAS FUND, INC.
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To Be Held on [February 26, 2027]
Notice is hereby given that a special meeting (together with any postponements or adjournments thereof, the “Meeting”) of shareholders of the Nicholas Fund, Inc. (the “Nicholas Fund”), which will be held at 411 East Wisconsin Avenue, [Suite __], Milwaukee, Wisconsin 53202], at [___ PM], Central Time, on [February 26, 2027], to vote on the following proposal:

PROPOSAL. To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) that provides for the reorganization of the Nicholas Fund into a corresponding newly created-series of Janus Investment Fund, to be called Janus Henderson U.S. Research Core Fund (the “Janus Fund”), as set forth in the chart below, including: (i) the transfer of all of the assets of the Nicholas Fund to the Janus Fund solely in exchange for shares of the Janus Fund and the assumption by the Janus Fund of all of the liabilities of the Nicholas Fund; (ii) the distribution of shares of the Janus Fund to shareholders of the Nicholas Fund in complete liquidation of the Nicholas Fund; and (iii) the cancellation of the outstanding shares of the Nicholas Fund (all of the foregoing being referred to as the “Reorganization”).

Nicholas Fund	Janus Fund and Relevant Share Classes
Shares held directly with the Nicholas Fund	Class D

Shares held through a broker-dealer or financial institution, including mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust programs, and retirement platforms
Class I

Shares held through a self-directed account on a supermarket platform	Class T

If shareholders of the Nicholas Fund approve the Reorganization Agreement, and certain other closing conditions are satisfied or waived, shareholders of the Nicholas Fund will receive after the closing of the Reorganization (in accordance with the terms of the Reorganization Agreement) a number of shares of beneficial interest of the same or a comparable class of the Janus Fund equal in value to the net asset value of the shares of the Nicholas Fund held immediately prior to the Reorganization. The Janus Fund will have a substantially similar investment objective and principal investment strategies, and somewhat similar principal risks as the Nicholas Fund. Following the Reorganization, the investment structure, goal, policies, restrictions and other features of the Fund will generally continue in the newly created series. The Reorganization is discussed in detail in the Proxy Statement/Prospectus attached to this notice. Please read those materials carefully for information concerning the Reorganization.

The Board of Directors of Nicholas Fund, Inc. (the “Nicholas Board”) recommends that shareholders approve the Proposal with respect to the Nicholas Fund. Concurrent with the consideration of the Reorganization by shareholders of the Nicholas Fund, shareholders of three other mutual funds managed Nicholas Company, Inc. (“Nicholas”), the investment adviser to the Nicholas Fund, will each separately consider reorganizations into series of Janus Investment Fund.

Nicholas, the investment adviser to Nicholas Fund, recommended that the Nicholas Board approve the Reorganization in connection with its decision to exit the mutual fund investment advisory business. Nicholas proposed the Reorganization after reviewing other alternatives and determining that the Reorganization, and the proposed reorganizations of three other Nicholas-advised mutual funds (together with Nicholas Fund, the “Nicholas Funds”) into series of Janus Investment Fund, were in the best interests of shareholders of the Nicholas Funds and would give such shareholders access to a large and stable mutual fund platform. The Board also determined that the Reorganization is in the best interests of Nicholas Fund and its shareholders. The Reorganization is also expected to provide shareholders of the Nicholas Fund with access to a broad range of investment capabilities, enhanced technology, and client service resources.

The agreement between Nicholas and Janus Henderson Investors US LLC (“Janus” or the “Adviser”) provides that the Reorganization will only take place if shareholder approval of the Proposal for the Nicholas Fund and shareholder approval for the three other Nicholas-advised Funds’ respective reorganization proposals is obtained. Accordingly, even if the shareholders of the Nicholas Fund approve the proposed Reorganization, the Reorganization of the Nicholas Fund would not occur if shareholders of the other Nicholas-advised Funds do not vote to approve the other proposed reorganizations.  In such case, the Nicholas Board will consider what further actions to take if the Nicholas Fund will not be reorganized, which may include liquidation of the Nicholas Fund.

Shareholders of record of the Nicholas Fund as of the close of business on [November 30, 2026] are entitled to notice of, and to vote at, the Meeting, even if such shareholders no longer own shares of the Nicholas Fund at the time of the Meeting. The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting.
The Nicholas Board has unanimously approved and recommends that you cast your vote “FOR” the Proposal for the Nicholas Fund as described in the Proxy Statement/Prospectus.
You are requested to complete, date, and sign the enclosed proxy card and return it promptly in the envelope provided for that purpose. Your proxy card also provides instructions for voting via telephone or the internet if you wish to take advantage of these voting options. You may also vote by attending the Meeting.
Your vote is very important regardless of the number of shares owned.
You may revoke your proxy at any time before it is exercised by submitting a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting at the Meeting. Merely attending the Meeting, however, will not revoke a previously given proxy.
By Order of the Board of Directors of Nicholas Fund, Inc.

David Nicholas
President, Nicholas Fund, Inc.

[December __, 2026]

YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES YOU HOLD. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY CARD IN THE ENCLOSED ENVELOPE,

WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. IT IS IMPORTANT THAT YOUR PROXY CARD(S) BE RETURNED PROMPTLY.
FOR YOUR CONVENIENCE, YOU MAY ALSO VOTE BY TELEPHONE OR INTERNET BY FOLLOWING THE ENCLOSED INSTRUCTIONS. IF YOU VOTE BY TELEPHONE OR VIA THE INTERNET, PLEASE DO NOT RETURN YOUR PROXY CARD(S) UNLESS YOU ELECT TO CHANGE YOUR VOTE.

Important Notice Regarding the Availability of Proxy Materials for the Meeting:
The Notice of Special Meeting of Shareholders and Proxy Statement/Prospectus
are available at [https://web.viewproxy.com/nicholas-funds/2026]

_______________________________
IMPORTANT INFORMATION TO HELP YOU UNDERSTAND
AND VOTE ON THE PROPOSAL
_______________________________

We are providing you with this overview of the proposal on which your vote is requested. Please read the full text of the Proxy Statement/Prospectus, which contains additional information about the proposal, and keep it for future reference. Your vote is very important.
Questions and Answers
Q.
What am I being asked to vote upon?
A.
You are being asked to approve the reorganization of the Nicholas Fund, Inc. (the “Nicholas Fund”) into a different mutual fund family. Specifically, as a shareholder of the Nicholas Fund, you are being asked to consider and approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) under which the assets and liabilities of the Nicholas Fund will be transferred to Janus Henderson U.S. Research Core Fund (the “Janus Fund”), a corresponding newly created series in the Janus Investment Fund with no assets or liabilities that has a substantially similar investment objective and principal investment strategies, and somewhat similar principal risks as the Nicholas Fund.

If shareholders of the Nicholas Fund approve the Reorganization Agreement and certain other closing conditions are satisfied or waived, Nicholas Fund shareholders will receive shares of equal value of the same or a comparable class of the Janus Fund in exchange for shares of the Nicholas Fund, and the outstanding shares of the Nicholas Fund will be cancelled as permitted by the organizational documents of the Nicholas Fund and applicable law. The Nicholas Fund will thereafter wind up its affairs and be dissolved under applicable law and deregistered under the Investment Company Act of 1940, as amended (the “1940 Act”). We refer to such reorganization as the “Reorganization.”

Q.
Why is the Reorganization being proposed?
A.
Janus Henderson Investors US LLC (“Janus” or the “Adviser”) has entered into an Asset Purchase Agreement with Nicholas Company, Inc. (“Nicholas”), the current investment adviser of the Nicholas Fund, under which Janus will acquire Nicholas’s fund management business, and the Nicholas Fund and three other Nicholas -advised mutual funds will be reorganized into the Janus Fund and three other Janus-advised mutual funds, respectively. The Reorganization will be consummated, provided Nicholas Fund shareholders approve the Reorganization and shareholders of the three other Nicholas-advised funds approve their respective reorganization proposals. Nicholas recommended that the board of directors of the Nicholas Fund (the “Nicholas Board”) approve the Reorganization in connection with its decision to exit the mutual fund investment advisory business. Nicholas proposed the Reorganization after reviewing other potential reorganizations and alternatives to a reorganization such as liquidation. As part of that process, Nicholas determined that the Reorganization, and the proposed reorganizations of other Nicholas Funds into series of Janus Investment Fund, were in the best interests of shareholders of the Nicholas Funds and would give such shareholders access to a large and stable mutual fund platform.

[Janus and Nicholas believe that the Nicholas Fund and its shareholders will benefit from reorganizing into the Janus Fund in several qualitative and quantitative ways. First, shareholders of the Nicholas Fund will be able to continue having their investment managed according to a fundamental growth-oriented strategy in a fund with a substantially similar objective and strategies managed by an experienced growth-oriented manager. Following the Reorganization, shareholders are also expected to benefit from Janus' expanded investment offerings, as well as its greater scale, distribution capabilities and anticipated efficiencies in portfolio trading costs. Further, self-directed shareholders of the Nicholas Fund are expected to benefit from Janus Henderson's expanded self-directed platform, including in-house transfer agency services. In addition, the management fees of the Janus Fund will be the same as those of the Nicholas Fund, with the potential for the management fees of the Janus Fund to decrease to the extent the Janus Fund’s assets under management rise.  The total expense ratio of the Janus Fund is expected to be higher than the total expense ratio of the Nicholas Fund.]

Q.
What effect will the Reorganization have on me as a shareholder of the Nicholas Fund?
A.
Immediately after the closing of the Reorganization, you will own shares of a class of the Janus Fund that are equal in value to the total value of the shares of the Nicholas Fund that you held immediately prior to the closing of the Reorganization. The Janus Fund will not use the same administrator and transfer agent as the Nicholas Fund and, as a result, the processes and mechanisms that shareholders who purchase shares directly from the Nicholas Fund (and not through a financial intermediary) currently utilize and the persons or entities that such shareholders currently contact to buy, redeem and exchange shares and otherwise manage their account will change. Current Nicholas Fund shareholders will have access to a broad range of investment capabilities, enhanced technology, and client service resources offered by Janus and its affiliated service providers.
Q.
Are there any significant differences between the investment objectives and principal investment strategies and principal risks of the Nicholas Fund and the Janus Fund?
A.
The Janus Fund has the investment objective of long-term growth of capital and the Nicholas Fund has a substantially similar  investment objective to increase value of an investment over the long-term. The investment objectives of the Nicholas Fund and Janus Fund are non-fundamental and can be changed by their respective Boards of Directors or Trustees, as applicable, without a shareholder vote. The Janus Fund has substantially similar principal investment strategies as the Nicholas Fund, although there are a few differences. The Nicholas Fund invests primarily in the common stocks of domestic small, medium and large-sized companies believed to have growth potential, whereas the Janus Fund will invest, under normal circumstances, at least 80% of its net assets in U.S. companies. The Janus Fund may invest in companies of any size, but will invest primarily in larger, well established U.S. companies, though not explicitly tied to growth potential. Both Funds target common stock investments in U.S. based issuers, and both funds can invest in companies of any market capitalization. For purposes of meeting its 80% investment policy, the Janus Fund considers an issuer to be economically tied to the U.S. if one of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, the U.S.; (ii) more than 50% of the issuer’s revenues are derived from the U.S.; or (iii) more than 50% of the issuer’s assets are located in the U.S. The Janus Fund conducts fundamental analysis with a focus on “bottom-up” research, quantitative modeling, and valuation for stock selection in the Fund. The Janus Fund constructs its portfolio with attractive risk-reward opportunities and is actively adjusted when conviction declines, fundamentals deteriorate, better opportunities emerge, or sector rebalancing is needed. The Janus Fund considers additional factors such as free cash flow, competitive market position, exemplary governance, risk/return characteristics, attractive valuation, and growth potential to construct and manage the portfolio. The Janus Fund intends to have exposure to a variety of sectors, but may from time to time have a significant portion of its assets in certain sectors, including the technology sector. Also, the Janus Fund intends to be fully invested, but may have uninvested assets held in cash or other similar instruments. The strategy of the Nicholas Fund does not provide for focus in any particular sectors or assets held in cash. Further, the portfolio management of the Janus Fund will consider environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors, whereas the Nicholas Fund’s investment process does not consider any ESG Factors. The Janus Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. The Nicholas Fund does not lend securities.
The Nicholas Fund and the Janus Fund have somewhat similar principal risks. The Janus Fund is a newly created series, and as such, the Janus Fund is subject to the risks of operating as a new fund, whereas the Nicholas Fund is not. Because the Janus Fund is classified as non-diversified, it may hold larger positions in more securities as compared to the Nicholas Fund which is classified as diversified. While the Nicholas Fund and the Janus Fund have no policy to concentrate in a particular sector or industry, the Janus Fund may have a significant portion of its assets in certain sectors (although the Fund intends to be broadly diversified among a variety of sectors) and is therefore subject to industry or sector risks, including risks associated with the technology sector. Additionally, the Janus Fund also includes a securities lending risk because the Fund may seek to earn additional income through lending its securities, whereas the Nicholas Fund does not. Similarly, because the Janus Fund considers ESG Factors as part of the Janus Fund’s investment process, it is subject to ESG integration risk, including that the process may fail to produce the intended results, while the Nicholas Fund is not subject to such risk.

Q.
Are there any significant differences in the advisory fee of the Nicholas Fund and the Janus Fund?
A.
The Nicholas Fund’s advisory fee rate, based on the average net asset value of the Fund, is 0.75% of such net asset value up to and including $50,000,000 and 0.65% of the average net asset value of the Fund over $50,000,000, whereas the advisory fee rate of the Janus Fund is 0.65% of the average net asset value of the Fund up to and including $4,000,000,000 and 0.55% of the average net asset value of the Fund over $4,000,000,000.
In addition, Janus has agreed to waive its investment advisory fee and/or reimburse certain other operating expenses for the Janus Fund to the extent that total annual operating expenses exceed 0.68% for the Janus Fund (excluding any performance adjustments to management fees, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses). The contractual waiver is in effect for at least a one-year period commencing on the launch date for the Janus Fund (the effective date of the Reorganization).
Q.
Which share class of the Janus Fund will I receive in the Reorganization?
A.
Each shareholder of the Nicholas Fund currently owns the same, single class of shares. By contrast, the Janus Fund offers multiple classes of shares to investors. The various classes of the Janus Fund shares all represent interests in the same portfolio of securities owned by the Janus Fund, but have different expenses and characteristics (such as shareholder servicing arrangements) that are intended to meet the needs of different types of investors.
As summarized in the table below, Nicholas Fund investors who hold their shares directly rather than through a broker-dealer or financial institution (a “Processing Intermediary”) will receive Class D shares of the Janus Fund (to be held directly with Janus) following the Reorganization.
Nicholas Fund investors who hold shares through a Processing Intermediary will receive either Class T or Class I shares. You will receive Class T shares if you hold shares of the Nicholas Fund through a self-directed account on a supermarket platform. These accounts generally do not charge transaction fees for individual trades. You will receive Class I shares of the Janus Fund if you hold shares of the Nicholas Fund through a Processing Intermediary, including mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust programs, and retirement platforms. Please contact (800) 525-3713 for additional information on the Janus Fund’s Class D shares or (877) 335-2687 for additional information on the Janus Fund’s Class I shares and Class T shares.

Nicholas Fund	Janus Fund
Shares held directly with the Nicholas Fund	Class D

Shares held through a Processing Intermediary, including mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust programs, and retirement platforms	Class I

Shares held through a self-directed account on a supermarket platform	Class T

Q.
Are there any differences in the total annual fund operating expenses of the Nicholas Fund and the Janus Fund?
A.
As shown in the chart below, the total annual fund operating expenses, of the Janus Fund are expected to be higher than the Nicholas Fund’s total annual fund operating expenses. See “Which share class of the Janus Fund will I receive in the Reorganization?” above for further information.

Total Annual Fund Operating Expenses

Nicholas Fund	Janus Fund*
0.71%	Class D: 0.80%
Class T: 0.91%
Class I: 0.77%
 * Pro Forma figures are the fees and expenses of the Nicholas Fund as of April 30, 2026 (annualized).
A comparison of the total annual fund operating expenses of the Nicholas Fund and the Janus Fund is described in the “Comparison of Fees and Expenses” section of the Proxy Statement/Prospectus.
Q.
Will there be any sales load, commission or other transactional fee in connection with the Reorganization?
A.
No. The total value of the shares of the Nicholas Fund that you own will be exchanged for shares of the Janus Fund without the imposition of any sales load, commission or other transactional fee.
Q.
What are the expected federal income tax consequences of the Reorganization?
A.
The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. As a condition of closing, the Nicholas Fund and the Janus Fund will receive an opinion of counsel to the effect that the Reorganization will constitute a tax-free “reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”).
While there can be no guarantee that the U.S. Internal Revenue Service will adopt similar positions, it is expected, subject to the limited exceptions described in the Proxy Statement/Prospectus under the heading “Federal Income Tax Consequences,” that neither shareholders, nor the Nicholas Fund, will recognize gain or loss as a direct result of the Reorganization, and the holding period for, and, with respect to shareholders of Nicholas Fund, the aggregate tax basis of, the Janus Fund’s shares that you receive in the Reorganization will include the holding period for, and will be the same as the aggregate tax basis of, the shares that you surrender in the Reorganization. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in the Proxy Statement/Prospectus relates to the federal income tax consequences of the Reorganization only.
[Prior to the closing date of the Reorganization, the Nicholas Fund will declare a distribution to its shareholders that, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the closing date of the Reorganization.]
Q.
Has the Nicholas Board considered the Reorganization, and how do they recommend that I vote?
A.
The Nicholas Board, including the Directors who are not “interested persons” (as defined in the 1940 Act) of the Nicholas Fund, has carefully considered the Reorganization and unanimously recommends that you vote “FOR” the Reorganization. A summary of the considerations of the Nicholas Board in making this recommendation is provided in the “Board Considerations” section of the Proxy Statement/Prospectus.
Q.
What is the anticipated timing of the Reorganization?
A.
A special meeting of shareholders of the Nicholas Fund will be held on [February 26, 2027] (together with any postponements or adjournments thereof, the “Meeting”). If shareholders of the Nicholas Fund approve the Reorganization, and shareholders of the three other Nicholas-advised Funds, approve their respective reorganization proposals, it is anticipated that the Reorganization will occur as soon as practicable thereafter.
Q.
Will there be any significant portfolio transitioning in connection with the Reorganization?

A.
The Janus Fund will employ a substantially similar investment objective, investment strategies and investment processes as the Nicholas Fund.  No material repositioning of the Nicholas Fund’s portfolio is anticipated in advance of the Reorganization. To the extent there are transaction costs associated with repositioning the Nicholas Fund’s portfolio prior to the Reorganization, such costs will be borne by the Nicholas Fund.  To the extent there are transaction costs associated with portfolio repositioning after the Reorganization, such costs will be borne by the Janus Fund.  Janus anticipates that the portfolio managers of the Janus Fund will reposition the portfolio over time consistent with the investment approach used with respect to the Janus Fund’s strategy. Such repositioning will be effected in a manner that minimizes shareholder impact to the extent practicable.
It is anticipated that brokerage commissions and other transaction costs associated with portfolio repositioning transactions will be de minimis. [If the Nicholas Fund’s portfolio was repositioned at September 30, 2026 to align with the portfolio holdings of the Janus Fund, such brokerage commissions or other transaction costs are estimated to be $112,910  (0.003% of the pro forma net assets of the combined fund as of September 30, 2026).] These estimates are subject to change based on market conditions and other factors.
Based on their current view of market conditions and the Janus Fund's investment universe, the portfolio managers of the Janus Fund anticipate repositioning approximately 54.1% of the Nicholas Fund's portfolio in the first two to three fiscal years following the Reorganization. The portfolio repositioning and associated realization of capital gains are anticipated to take place over two to three fiscal years and will be effected in a manner that minimizes shareholder impact to the extent practicable. Actual market prices and gains or losses experienced in connection with the Reorganization will depend upon market conditions at the time of its portfolio repositioning.
Q.
What will happen if shareholders of the Nicholas Fund do not approve the Reorganization?
A.
If the shareholders of the Nicholas Fund do not approve the proposed Reorganization of the Nicholas Fund, or if shareholders of the three other Nicholas-advised funds do not approve their respective reorganization proposals, then the Reorganization of the Nicholas Fund may not be implemented and the Nicholas Board will consider other alternatives to the Reorganization, including continuing the Nicholas Fund or liquidating the Nicholas Fund.
Q.
What if I do not wish to participate in the Reorganization?
A.
If you do not wish to have the shares of your Nicholas Fund exchanged for shares of the Janus Fund as part of the Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you hold shares in a taxable account, you will generally recognize a taxable gain or loss equal to the difference between your tax basis in the shares and the amount you receive for them.
Q.
Why are you sending me the Proxy Statement/Prospectus?
A.
You are receiving a Proxy Statement/Prospectus because you own shares in the Nicholas Fund and have the right to vote on the very important proposal described therein concerning your Nicholas Fund. The Proxy Statement/Prospectus contains information that you should know before voting on the proposed Reorganization and which, if such proposed Reorganization is approved and shareholders of the other Nicholas-advised Funds approve their respective reorganization proposals, will result in your investment in the Janus Fund. The document is both a proxy statement of the Nicholas Fund and also a prospectus for the Janus Fund.
Q.
Will either Fund pay direct fees or expenses associated with the proposed Reorganization?
A.
No. Neither the Nicholas Fund nor Janus Fund will bear these costs. The costs of the Reorganization will be split between Janus and Nicholas up to an agreed-upon threshold, and for costs that exceed the agreed-upon threshold, borne by Nicholas. The Janus Fund will bear certain organizational and offering costs in connection with the creation and issuance of new shares, but these costs will be subject to the limits on the Janus Fund’s total annual fund operating expenses described in the “Comparison of Fees and Expenses” section of the Proxy Statement/Prospectus.
However, the Nicholas Fund and the Janus Fund will bear any brokerage commissions, transaction costs, and similar expenses in connection with any purchases or sales of securities related to portfolio repositioning in connection
10

with the Reorganization, as further described above in “Will there be any significant portfolio transitioning in connection with the Reorganization?”
Q.
What is the required vote to approve the Proposal?
A.
For the Nicholas Fund, shareholder approval of the Proposal requires the affirmative vote of more than 50% of the outstanding shares of the Fund.
Q.
How do I vote my shares?
A.
For your convenience, there are several ways you can vote:
●
Voting at the Meeting: You may vote in person at the Meeting on [February 26, 2027].
●
Voting by Proxy: Whether or not you plan to attend the Meeting, we urge you to complete, sign and date the enclosed proxy card, and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Meeting and vote. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares “FOR” the proposal, as recommended by the Nicholas Board, and in their best judgment on other matters. Your proxy will have the authority to vote and act on your behalf at any adjournment or postponement of the Meeting. Shareholders who execute proxies may revoke or change their proxy at any time prior to the time it is voted by delivering a written notice of revocation, by delivering a subsequently dated proxy by mail, telephone or the internet or by attending the Meeting and voting. If you revoke a previous proxy, your vote will not be counted unless you attend the Meeting and vote, or legally appoint another proxy to vote on your behalf.
●
If you own your shares through a bank, broker-dealer or other third-party intermediary who holds your shares of record, and you wish to attend the Meeting and vote your shares or revoke a previous proxy at the Meeting, you must request a legal proxy from such bank, broker-dealer or other third-party intermediary. If your proxy has not been revoked, the shares represented by the proxy will be cast at the Meeting and any adjournments thereof. Attendance by a shareholder at the Meeting does not, in itself, revoke a proxy.
●
Voting by Telephone or the Internet: You may vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying the Proxy Statement/Prospectus.
Q.
Whom should I call for additional information about the Reorganization or the Proxy Statement/Prospectus?
A.
If you need any assistance, or have any questions regarding the Reorganization or how to vote your shares, please call [our solicitor, Alliance Advisors, LLC, toll-free at 1-877-202-0594].

11

 THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES, AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Nicholas Fund, Inc. 411 East Wisconsin Avenue Milwaukee, Wisconsin 53202 (800) 544‑6547	Janus Investment Fund 151 Detroit Street Denver, CO 80209 (800) 525-3713 (if you hold Class D Shares) (877) 335-2687 (if you hold shares through a plan sponsor, broker-dealer, or other intermediary)

PROXY STATEMENT/PROSPECTUS
[December__, 2026]
Introduction
This Proxy Statement/Prospectus is being furnished to shareholders of the series of Nicholas Fund, Inc. (the “Nicholas Fund”) as set forth in the chart below in connection with the solicitation by the Board of Directors of the Nicholas Fund (the “Nicholas Board”) of proxies to be used at a special meeting of the shareholders of the Nicholas Fund, which will be held on [February 26, 2027] at [___ PM] (Central Time) (together with any postponements or adjournments thereof, the “Meeting”). At the Meeting, shareholders of the Nicholas Fund are being asked to consider the following proposal:
PROPOSAL: To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) that provides for the reorganization of the Nicholas Fund into a corresponding newly created series of Janus Investment Fund, the Janus Henderson U.S. Research Core Fund (the “Janus Fund”), as set forth in the chart below, including: (i) the transfer of all of the assets of the Nicholas Fund to the Janus Fund solely in exchange for shares of the Janus Fund and the assumption by the Janus Fund of all of the liabilities of the Nicholas Fund; (ii) the distribution of shares of the Janus Fund to shareholders of the Nicholas Fund in complete liquidation of the Nicholas Fund; and (iii) the cancellation of the outstanding shares of the Nicholas Fund (all of the foregoing being referred to as the “Reorganization”).

Nicholas Fund	Janus Fund and Relevant Share Classes
Shares held directly with the Nicholas Fund	Class D

Shares held through a broker-dealer or financial institution, including mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust programs, and retirement platforms
Class I

Shares held through a self-directed account on a supermarket platform	Class T

This Proxy Statement/Prospectus contains information that shareholders of the Nicholas Fund should know before voting on the proposal that is described herein, and should be retained for future reference. It is both the proxy statement of the Nicholas Fund and also a prospectus for the Janus Fund. The Nicholas Fund is a registered open-end management investment company, and the Janus Fund is a series of a registered open-end management investment company. We sometimes refer to the Nicholas Fund and the Janus Fund collectively as the “Funds” and to each series individually as a “Fund.”
12

The Reorganization of the Nicholas Fund with and into the Janus Fund as described in the Reorganization Agreement will involve three steps:
●
In accordance with the terms of the Reorganization Agreement, the transfer by the Nicholas Fund of all of its assets to the Janus Fund, the assumption by the Janus Fund of all of the liabilities of the Nicholas Fund, and the issuance of shares of the Janus Fund to the Nicholas Fund equal to the aggregate net asset value (“NAV”) of the Nicholas Fund’s shares owned by the Nicholas Fund’s shareholders on the closing date of the Reorganization;
●
the pro rata distribution of shares of the same or a comparable class of the Janus Fund to the shareholders of record of the Nicholas Fund as of the closing date of the Reorganization and the cancellation of the outstanding shares of the Nicholas Fund held by such shareholders, as permitted by the organizational documents of the Nicholas Fund and applicable law; and
●
the winding up of the affairs of the Nicholas Fund and dissolution under applicable law.
If shareholders approve the Reorganization Agreement and certain other closing conditions are satisfied or waived, including approval of related reorganization proposals by the shareholders of the other Nicholas-advised Funds, the total value of the Janus Fund shares that you will receive after the closing of the Reorganization (in accordance with the terms of the Reorganization Agreement) will be the same as the total value of the shares of the Nicholas Fund that you held immediately prior to the Reorganization. The Reorganization is intended to be a tax-free reorganization for federal income tax purposes, meaning that you should not be required to pay any federal income tax in connection with the Reorganization. No sales charges, redemption fees or minimum investment amounts will be imposed in connection with the Reorganization.
The Nicholas Board has fixed the close of business on [November 30, 2026] as the record date (“Record Date”) for the determination of shareholders entitled to notice of, and to vote at, the Meeting. Shareholders of the Nicholas Fund on the Record Date will be entitled to one vote for each full share of the Nicholas Fund held, and a proportionate fractional vote for each fractional share. We intend to mail this Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card on or about [December __, 2026] to all shareholders entitled to vote at the Meeting.
After careful consideration of the proposed Reorganization, the Nicholas Board has unanimously approved the Reorganization Agreement and the Reorganization and has determined that it is in the best interest of the Nicholas Fund and its shareholders. If shareholders of the Nicholas Fund do not approve the Reorganization, the Nicholas Board will consider what further action is appropriate[, which may include liquidation of the Nicholas Fund].
Additional information about the Funds is available in the:
●
Prospectuses for the Nicholas Fund and the Janus Fund;
●
Annual and Semi-Annual Reports to Shareholders and annual and semi-annual financial statements and other information of the Nicholas Fund;
●
Statements of Additional Information (each, an “SAI”) for the Nicholas Fund and the Janus Fund; and
●
SAI relating to this Proxy Statement/Prospectus.
Exhibit A contains a list of the specific prospectuses incorporated by reference into the Proxy Statement/Prospectus.
These documents are on file with the U.S. Securities and Exchange Commission (the “SEC”). The prospectus of the Nicholas Fund is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. A copy of the prospectus for the Janus Fund that corresponds to the Nicholas Fund accompanies
13

this Proxy Statement/Prospectus and is incorporated herein by reference and is deemed to be part of this Proxy Statement/Prospectus. The SAI to this Proxy Statement/Prospectus, dated the same date as this Proxy Statement/Prospectus, also is incorporated by reference and is deemed to be part of this document and is available upon oral or written request from the Janus Fund, at the address and toll-free telephone number noted below. The Nicholas Fund’s prospectus and the most recent Annual Report and Semi-Annual Report to Shareholders of the Nicholas Fund have been previously mailed to shareholders and are available, along with other information such as the Fund’s financial statements, on the Nicholas Fund’s website at https://www.nicholasfunds.com.
For the Nicholas Fund, copies of all of these documents are available upon request without charge by calling 800-544-6547 (toll-free) or by writing to the Nicholas Fund at 411 E. Wisconsin Ave., Milwaukee, Wisconsin 53202.  For the Janus Fund, copies of all of these documents are available upon request without charge by calling a Janus Henderson representative at 1-877-335-2687 (or 1-800-525-3713 if you Class D Shares of the Janus Fund), via the Internet at janushenderson.com/info, or by sending a written request to the Secretary of the Trust at 151 Detroit Street, Denver, Colorado 80206.
Information about the Nicholas Fund and the Janus Fund is available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

14

i

PROPOSAL:
APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION
Summary
Nicholas Company, Inc. (“Nicholas”), as investment adviser to the Nicholas Fund, is proposing a reorganization of the Nicholas Fund into the Janus Fund, a corresponding newly created series of Janus Investment Fund with no assets or liabilities (the “Reorganization”). Nicholas recommended that the Nicholas Board approve the Reorganization in connection with its decision to exit the mutual fund investment advisory business. Nicholas proposed the Reorganization after reviewing other potential reorganizations and alternatives to a reorganization such as liquidation. As part of that process, Nicholas determined that the Reorganization, and the proposed reorganizations of other Nicholas - advised mutual funds (together with Nicholas Equity Income Fund, the “Nicholas Funds”) into similar series of Janus Investment Fund, were in the best interests of shareholders of the Nicholas Funds and would give such shareholders access to a large and stable mutual fund platform. The Nicholas Board, on behalf of the Nicholas Fund, unanimously approved the Reorganization, subject to approval by shareholders of the Nicholas Fund and the satisfaction of other closing conditions. In the Reorganization, the Nicholas Fund will transfer its assets and liabilities to the Janus Fund. The Janus Fund will then issue shares to the Nicholas Fund, which will distribute such shares to shareholders of the Nicholas Fund. Any shares you own of the Nicholas Fund at the time of the Reorganization will be cancelled and you will receive shares, in the same or a comparable share class, of the Janus Fund having an aggregate value equal to the value of your shares of the Nicholas Fund (even though the NAV per share may differ). It is expected that no gain or loss will be recognized by any shareholder of the Nicholas Fund in connection with the Reorganization, as discussed below under “Federal Income Tax Consequences.” If approved by shareholders and certain other conditions are met, the Reorganization is expected to occur as soon as practicable thereafter.

Reasons for the Reorganization
The Nicholas Board considered the proposed Reorganization and the Reorganization Agreement associated therewith at board meetings held in August and on October 13, 2026.  Based upon the recommendations of Nicholas, the Nicholas Board’s evaluation of the terms of the Reorganization Agreement, and other relevant information presented to the Nicholas Board in advance of the meetings, and in light of its fiduciary duties under federal and state law, the Nicholas Board, including all of the Directors who are not “interested persons” of the Nicholas Fund under the Investment Company Act of 1940, as amended (the “1940 Act”), determined that the Reorganization was in the best interests of the Nicholas Fund and its shareholders.
For a more complete discussion of the factors considered by the Nicholas Board in approving the Reorganization, see the section entitled “Board Considerations” in this Proxy Statement/Prospectus.

Comparison of Investment Objectives and Principal Investment Strategies
The Janus Fund was recently created solely to acquire the assets and assume the liabilities of the Nicholas Fund in the Reorganization.

Both the Nicholas Fund and the Janus Fund share an investment objective of long-term growth.  However, the Nicholas Fund, unlike the Janus Fund, includes in its investment objective to strive to increase the value of investment over the long-term. For both Funds, each of the investment objectives is non-fundamental and can be changed by their respective Boards of Directors or Trustees, as applicable, without a shareholder vote. The investment approach of the Nicholas Fund and the Janus Fund are similar.  Both Funds pursue investments in equity securities of U.S. based companies, however, while the Nicholas Fund invests in companies of any capitalization size, the Janus Fund will primarily invest in larger, well-established companies. The Nicholas Fund achieves its investment objective by primarily investing in common stocks; the Janus Fund achieves its investment objective by investing at least 80% of its net assets in equity securities of U.S. issuers. For purposes of this investment policy, the Nicholas Fund considers “small- companies” to be those with market capitalization values within the range represented in the Russell 2000 Index, “medium companies” to be those within the market capitalization values within the range represented in the Russell Midcap Index, and “large companies” to be those within the market capitalization values within the range represented in the S&P 500® Index. The Nicholas Fund looks to a company’s annual sales volume and market capitalization as the factors most illustrative of a company’s size. The Janus Fund does not provide parameters for investing in companies of any sizes. When evaluating the value of stocks for the Fund, Nicholas seeks established companies with the potential for superior growth in sales and earnings in a diversified group of industries. The Janus Fund alternatively uses a centralized research approach wherein two equity research analysts evaluate the value of stocks for the Fund. The equity research analysts focus on “bottom-up” research, quantitative modeling, and valuation analysis to rate the value of stocks. Stocks considered attractive to the Janus Fund may have some or all of the following characteristics: (i) good and preferably growing free cash flow, (ii) strong and defensible market position, (iii) healthy risk/return profile, (iv) exemplary governance, (v) attractive valuation, and (vi) growth potential. Unlike the Nicholas Fund, while Janus Fund intends to be invested in a diversified group of industries, the Fund may from time to time have a significant investment in a particular industry or sector. The Nicholas Fund intends to be invested in common stocks amongst a variety of diversified industries.

A distinguishing factor for the Janus Fund is its exposure to environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors.”) As part of its investment process, the Janus Fund will consider ESG Factors that portfolio management  believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include corporate governance, company culture, exposure to climate change, and human capital management. These ESG Factors are one of many considerations in the investment process and may not be determinative regarding whether to include or exclude an investment from the portfolio.

The investment objective and principal investment strategies of the Nicholas Fund can be found in the Nicholas Fund prospectus that you received upon purchasing shares in the Nicholas Fund and any updated prospectuses that you may have subsequently received. The investment objective and principal investment strategies of the Janus Fund will be found in the Janus Fund’s prospectus, when available.

Principal Risks Associated with the Janus Fund
The Nicholas Fund and the Janus Fund are subject to somewhat similar principal investment risks but have some different principal risks.  The Nicholas Fund discloses market risk, portfolio-specific risk related to the Fund’s investments in small-capitalization companies, risk related to selection of stocks for the portfolio, public health threats risk and cybersecurity risk. The Janus Fund discloses principal risks for equity securities, ESG-integration, growth securities, industries and sectors, large- and mid-sized companies, portfolio management, securities lending and risks of operating as a non-diversified fund and as a new fund with assets acquired through the reorganization of a predecessor fund. Otherwise, the principal risks associated with an investment in the Janus Fund are similar to the risks associated with an investment in the Nicholas Fund, although the Janus Fund discloses a more comprehensive list of the risks and may describe such risks somewhat differently. A summary of certain principal risks for the Janus Fund is included below. The Janus Fund may be subject to other principal risks that are not identified below. When available, the prospectus of the Janus Fund will contain a discussion of the principal risks of the Janus Fund. For more information on the risks associated with the Janus Fund, see the “Principal Investment Strategies and Principal Risks of Investing in the Fund” section of the Janus Fund’s prospectus and “Investment Strategies and Risks” section of the Janus Fund’s SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain a copy of the SAI.

Principal Risks of the Janus Fund and the Nicholas Fund:
Market Risk. The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Fund’s net asset value may fluctuate and it may be more difficult to value or sell the Fund’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as financial institution failures, economic recessions, tariffs, trade disputes, terrorism, war, armed conflicts, including related sanctions, social unrest, natural disasters, and epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
Principal Risks of the Janus Fund:
Reorganization and Integration Risk. The Fund commenced operations with assets acquired through the reorganization of a predecessor fund, which was managed by an unaffiliated investment adviser. Shareholders of the predecessor fund may redeem their shares following the reorganization, including as a result of changes to the fund’s investment adviser, portfolio management, investment strategies, service providers, or other features. Such redemptions could materially reduce the Fund’s assets and adversely affect its ability to achieve or maintain economies of scale. In addition, the transition of the predecessor fund’s assets and operations to the Fund and Janus’ platform may result in costs, operational difficulties, or other disruptions. There is no assurance that the Fund will retain the assets acquired in the reorganization or that the integration will be successful.
Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If portfolio management’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from other types of securities and the market as a whole. The Fund’s Central Research Team compares and broadly matches the Fund’s sector weights to those of a growth-based index. If growth stocks are out of favor, sectors that are larger in a growth index may underperform, leading to Fund underperformance relative to indices less biased toward growth stocks.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the Fund holds participate.
Large-Sized Companies Risk. Large-sized companies may be less able than smaller-sized companies to adapt to changing market conditions. Large-sized companies may be more mature and subject to more limited growth potential compared with smaller sized companies. During different market cycles, the performance of large-sized companies has trailed the overall performance of the broader securities markets.
Non-diversification Risk. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio management more flexibility to hold larger positions in more securities than a fund that is classified as diversified. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.
Industry and Sector Risk. Although the Fund does not concentrate its investments in specific industries, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Companies in the same industry or economic sector may be similarly affected by negative economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. As the Fund’s holdings change over time, the Fund’s exposure to a particular economic sector may fluctuate.
•
Technology Sector Risk. In the technology sector, competitive pressures may have a significant effect on the performance of companies in which the Fund may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing, which may increase their volatility.
Small- and Mid-Sized Companies Risk. Investments in securities issued by small- and mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.
Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies and research process employed for the Fund may fail to produce the intended results. Accordingly, the Fund may underperform benchmark indices or other funds with similar investment objectives.
ESG Integration Risk. There is a risk that considering ESG Factors as part of the Fund’s investment process may fail to produce the intended results or that the Fund may perform differently from funds that have a similar investment style but do not formally incorporate such considerations in their strategy. Information related to ESG Factors provided by issuers and third parties, which portfolio management may utilize, continues to develop and may be incomplete or inaccurate, use different or inconsistent methodologies, or be applied differently across issuers and industries.
New Fund Risk.  Although the Fund commenced operations with assets acquired through the reorganization of a predecessor fund and has adopted the predecessor fund’s accounting history. Shareholders of the predecessor fund may redeem their shares following the reorganization, and there is no assurance that the Fund will retain the assets acquired in the reorganization or successfully transition the predecessor fund’s assets and operations to the Fund and the Adviser’s platform. If the new fund fails to attract sufficient assets to achieve or maintain economies of scale, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the Fund and tax consequences for investors.
Large Shareholder Risk. To the extent a substantial percentage of the shares of the Fund are held by a small number of shareholders, including “fund of funds” or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem the Fund’s shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Fund to conduct its investment program.
Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis,

and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Comparison of Fundamental Investment Restrictions
The 1940 Act requires fundamental investment restrictions relating to diversification, borrowing, issuing senior securities, underwriting, investing in real estate, investing in physical commodities, making loans, and concentrating in particular industries. Fundamental investment restrictions of a fund cannot be changed without shareholder approval. The Nicholas Fund and the Janus Fund have substantially similar fundamental investment restrictions. As part of the proposed Reorganization, the current fundamental investment restrictions of the Janus Fund will continue in the combined fund. A chart providing a side-by-side comparison of each fundamental investment restriction can be found on Exhibit B.  An explanation of the differences in the fundamental investment restrictions is provided below.

The Janus Fund does not have a fundamental investment restriction regarding diversification or investing in investment companies while the Nicholas Fund has both of those restrictions. In addition, the Nicholas Fund does not have a fundamental investment restriction regarding underwriting or investing in physical commodities while the Janus Fund has both of those restrictions. Janus does not anticipate that the differences between the fundamental investment restrictions for the Nicholas Fund and the Janus Fund create additional material risk to the Janus Fund or will affect the way the Janus Fund is managed relative to the Nicholas Fund.

Both the Nicholas Fund and the Janus Fund may be subject to other investment restrictions that are not identified above. The full list of the Nicholas Fund’s and the Janus Fund’s investment restrictions may be found in its respective SAI. See the cover page of this Proxy Statement/Prospectus for a description of how you can obtain a copy of the Nicholas Fund’s SAI.

Comparison of Fees and Expenses
The following table compares the shareholder fees and annual fund operating expenses, expressed as a percentage of net assets (“expense ratios”), of the Nicholas Fund with the shareholder fees and pro forma expense ratios of the Janus Fund. Fees and expenses shown for the Nicholas Fund and the pro forma fees and expenses for the Janus Fund were determined based on the Nicholas Fund’s average daily net assets as of April 30, 2026. The pro forma fees and expenses are estimated in good faith and are hypothetical, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2026. It is important for you to know that a decline in a Fund’s average daily net assets during the current fiscal year and after the Reorganization, as a result of redemptions from the Fund in excess of subscriptions or declines in net asset value per share resulting from market volatility or other factors, could cause a Fund’s expense ratio to be higher than the fees and expenses shown, which means you could pay more if you buy or hold shares of the Funds.
Nicholas Fund investors who hold their shares directly rather than through a broker-dealer or financial institution (a “Processing Intermediary”) will receive Class D shares of the Janus Fund (to be held directly with Janus) following the Reorganization.
Nicholas Fund investors who hold shares through a Processing Intermediary will receive either Class T or Class I shares. You will receive Class T shares if you hold shares of the Nicholas Fund through a self-directed account on a supermarket platform. These accounts generally do not charge transaction fees for individual trades. You will receive Class I shares of the Janus Fund if you hold shares of the Nicholas Fund through a Processing Intermediary, including mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust programs, and retirement platforms. Please contact (800) 525-3713 for additional information on the Janus Fund’s Class D shares or (877) 335-2687 for additional information on the Janus Fund’s Class I shares and Class T shares.

	Nicholas Fund reorganizing into Janus Fund	Pro Forma Janus Fund
Shareholder Fees † (fees paid directly from your investment)		Class D	Class T	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of offering price	NONE	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load)	NONE	NONE	NONE	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE*	NONE	NONE	NONE
Wire Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less)	$15.00	NONE	NONE	NONE
ANNUAL FUND OPERATING EXPENSES ‡
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service Rule 12b-1 Fees	NONE	NONE	NONE	NONE
Other Expenses[1]	0.06%	0.15%]	0.26%	0.12%
Total Annual Fund Operating Expenses [before Fee Waiver and/or Expense Reduction/Reimbursement]	0.71%	0.80%	0.91%	0.77%

Footnotes to Fee Table:
†
Details regarding sales charges imposed on purchases and CDSCs can be found in the “Comparison of Share Classes and Distribution Arrangements” section of this Proxy Statement/Prospectus.
‡
There is no guarantee that actual expenses will be the same as those shown in the table. Pro Forma expenses of the Janus Fund are based on estimated amounts for the current fiscal year.  The costs of the Reorganization will be split between Janus and Nicholas up to an agreed-upon threshold, and for costs that exceed the agreed-upon threshold, borne by Nicholas, provided that the Janus Fund will bear its own organization and offering costs incurred in connection with the creation and issuance of new shares, but these costs will be subject to the limits on the Janus Fund’s total annual fund operating expenses. These reorganization expenses have not been reflected in the tables above.
1.
For the Nicholas Fund, “Other Expenses” are based on Nicholas Fund assets under management as of April 30, 2026. For the Janus Fund, since the Fund is new, “Other Expenses” are based on the estimated expenses that the Janus Fund expects to incur in its initial fiscal period.

Expense Example
The Examples are intended to help you compare the costs of investing in the Nicholas Fund and the different classes of Janus Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of the Janus Fund after giving effect to the Reorganization of the Nicholas Fund into the Janus Fund are also provided. All costs are based upon the information set forth in the table above.

The Examples assume that you invest $10,000 for the time periods indicated and show the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.

Any applicable fee waivers and/or expense reimbursements are reflected in the below Examples for the first year only for the Nicholas Fund. The pro forma numbers contemplate that Janus has contractually agreed to waive advisory fees and/or reimburse expenses for at least a one-year period commencing on the closing of the Reorganization.  Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Nicholas Fund as of April 30, 2026
reorganizing into Janus Fund	$72	$224	$390	$871

Pro Forma Janus Fund as of September 30, 2026
I	$79	$246	$428	$954
D	$82	$255	$444	$990
T	$93	$290	$504	$1120

The Examples are not a representation of past or future expenses. The Nicholas Fund’s and Janus Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Nicholas Fund’s or the Janus Fund’s projected or actual performance.

Janus is permitted to seek reimbursement from the Janus Fund, subject to limitations, for management fees waived and Fund expenses paid during the period beginning on the Janus Fund’s commencement of operations and ending on the earlier of (i) the third anniversary of the commencement of operations or (ii) the date on which the Janus Fund’s assets reach the applicable breakpoint in the investment advisory fee schedule, provided that the reimbursement does not cause the Janus Fund’s expense ratio, including the reimbursed amounts, to exceed the expense limit in effect at the time the management fees were waived or the Fund expenses were paid.

Comparison of Investment Performance

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Nicholas Fund. The chart shows the variability of the total return of the Fund’s shares for the last ten calendar years.(1) Updated performance information for the Fund is available at www.nicholasfunds.com.

The Janus Fund does not have any operating history or performance information. Upon completion of the proposed Reorganization, the Janus Fund will not show the performance of the Nicholas Fund because as part of the reorganization the Nicholas Fund will change its investment adviser to Janus.

(1)
The Nicholas Fund’s fiscal year end is October 31.

Nicholas Fund

Calendar Year Total Returns as of December 31, 2025

   Best Quarter                          Worst Quarter

Q2 June 30, 2020: 20.12%          Q1 March 31, 2020: (18.67)%

Year-to-Date as of September 30, 2026: 7.25%

Average Annual Total Returns for the periods ended December 31, 2025

	One Year	Five Years	Ten Years
Return Before Taxes	4.47%	11.14%	12.13%
Return After Taxes on Distributions	2.30%	9.16%	10.07%
Return After Taxes on Distributions and Sale of Fund Shares	4.14%	8.58%	9.47%
S&P 500® Index (reflects no deduction for fees, expenses and taxes.)	17.88%	14.42%	14.82%

After tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Comparison of Portfolio Managers

The Nicholas Fund is managed by Mr. David O. Nicholas and Mr. Jeffrey J. Strong. Mr. Nicholas is President and a Director of the Fund and serves as Lead Portfolio Manager of the Fund. A description of the employment history of these portfolio managers and the performance returns of the Nicholas Fund is included in the prospectus and shareholder reports of the Nicholas Fund. The cover page of this Proxy Statement/Prospectus describes how you can obtain a copy of the Nicholas Fund’s prospectus and Annual and Semi-Annual Shareholder Reports.

 The Central Research Team selects investments for the Janus Fund and has done so since March 2013. The Central Research Team consists of Janus’s equity research analysts. The Portfolio Oversight Team oversees the Janus Fund’s holdings. Joshua Cummings and John Jordan are members of the Portfolio Oversight Team and are primarily responsible for the day-to-day management of the Janus Fund.
●
Joshua Cummings, CFA, is Head of the Consumer Sector Team and the Communications Sector Team at Janus Henderson Investors. He is Executive Vice President and Co-Portfolio Manager of Janus Fund, which he has co-managed since inception. Mr. Cummings is also Portfolio Manager of other Janus Henderson accounts and performs duties as an analyst. He joined Janus in 2016. He holds a Bachelor of Arts degree in Economics from Colby College and a Master of Business Administration degree in Finance and Accounting from New York University. Mr. Cummings holds the Chartered Financial Analyst designation.
●
John Jordan is Head of the Financials Sector Team at Janus Henderson Investors. He is Executive Vice President and Co-Portfolio Manager of the Janus Fund, which he has co-managed since inception. Mr. Jordan is also Portfolio Manager of other Janus Henderson accounts and performs duties as an analyst. He joined Janus in 2008. He holds a Bachelor of Arts degree in History and Economics from the University of Virginia where he graduated with high distinction and was a member of Phi Beta Kappa. Mr. Jordan also holds a Juris Doctor from Yale Law School.

Comparison of Investment Advisers

Nicholas, located at 411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, is the current investment adviser of the Nicholas Fund. Janus, located at 151 Detroit Street, Denver, Colorado 80206, will be the investment adviser of the Janus Fund following the Reorganization. Janus is an indirect wholly-owned subsidiary of Janus Henderson Group Ltd. ("JHG"). As of June 30, 2026, JHG has approximately $500 billion in assets under management.

Subject to the general supervision of the Nicholas Board, Nicholas is responsible for managing the Nicholas Fund in accordance with its investment objectives and policies. Nicholas also maintains certain related records for the Nicholas Fund. Following the Reorganization, subject to the general supervision of the Board of the Janus Investment Fund (the "Janus Board"), Janus will be responsible for managing the Janus Fund in accordance with its investment objective and policies. Janus will also maintain related records for the Janus Fund.

A discussion of the Janus Board’s consideration and approval of the Investment Management Agreement for the Janus Fund will be available in the Janus Fund’s report filed on Form N-CSR for its initial fiscal period.

Comparison of Investment Advisory Arrangements. The services described in the advisory agreement for the Janus Fund will be substantially the same as the services described in the advisory agreement for the Nicholas Fund.

The Investment Advisory Agreements (each, an “Advisory Agreement,” and together, the “Advisory Agreements”) for the Janus Fund and the Nicholas Fund are substantially similar. The key differences between the Advisory Agreements for the Janus Fund and the Nicholas Fund include: (i) the Janus Fund’s Advisory Agreement includes detailed provisions on the services provided by the adviser; (ii) the Nicholas Fund’s Advisory Agreement includes a provision prohibiting the adviser and its shareholders, officers, directors, or employees from taking a long or short position in the shares of the Fund, except for the purchase of shares of the Fund for investment purposes at the same price as that available to the public at the time of purchase, or in connection with the original capitalization of the Fund; (iii) the Janus Fund’s Advisory Agreement includes provisions related to the engagement of one or more sub-adviser; and (iv) other stylistic and immaterial differences in the duties and expenses as described under each agreement.

The services described in the Advisory Agreement for the Janus Fund will be substantially the same as the services described in the Advisory Agreement for the Nicholas Fund, however the Advisory Agreement for the Janus Fund contains more detailed provisions regarding the services provided that are not contained in the Advisory Agreement for the Nicholas Fund. For example, the Advisory Agreement for the Janus Fund provides that the adviser shall furnish continuous advice and recommendations to the Fund, and have authority to act with respect thereto, as to the acquisition, holding, or disposition of any or all of the securities or other assets which the Fund may own or contemplate acquiring from time to time. In addition, the Advisory Agreement for the Janus Fund explicitly provides that the adviser shall give due consideration to the investment policies and restrictions and the other statements concerning the Fund in the Fund’s governing documents, registration statements, and Internal Revenue Code, and cause its officers to attend meetings and furnish certain oral and written reports. The Advisory Agreement for the Janus Fund also includes a provision authorizing the adviser to perform (or arrange for the performance by other service providers, including affiliates of, independent third-party service providers, or duly appointed sub advisers whether affiliated or not) the management and administration services necessary for the operation of the Fund. The Janus Fund’s Advisory Agreement also specifically authorizes the adviser to conduct relations with custodians, depositories, transfer and pricing agents, administrators, fund accounting agents, subsidiaries of the Fund, accountants, attorneys, underwriters, brokers and dealers, corporate fiduciaries, insurance company separate accounts, insurers, banks and such other persons in any such other capacity deemed by the adviser and/or the Trustees to be necessary or desirable. Additionally, the Janus Advisory Agreement authorizes the adviser, subject to review by the Trustees, to furnish other services from as the adviser shall, from time to time, determine to be necessary or useful to perform its services complemented by the Advisory Agreement. Janus does not expect these differences to result in any material differences in the services provided by Janus to the Funds or material changes in the manner in which the Funds are managed.

In addition, the Advisory Agreement for each of the Janus Fund and Nicholas Fund both provide that the Funds will pay the expenses related to the offer or sale of shares and operations. The Advisory Agreement for the Janus Fund specifies that the Janus Investment Fund will also pay the compensation and related expenses of the Chief Compliance Officer of the Janus Investment Fund and compliance staff, as authorized from time to time by the Trustees; compensation (and any out-of-pocket expenses as may be agreed upon) of the Fund’s custodian, transfer agent, administrator, fund accounting agent, registrar and dividend disbursing agent; legal, accounting, audit and printing expenses; administrative, clerical, recordkeeping and bookkeeping expenses; brokerage commissions and all other expenses in connection with execution of portfolio transactions (including any appropriate commissions paid to the adviser, its affiliates, or other Fund service providers, for effecting exchange listed, over-the-counter or other securities transactions).

The Janus Investment Fund and Janus have received an exemptive order from the SEC that permits the adviser, subject to approval of the Trustees, to appoint or replace certain sub-advisers to manage all or a portion of a Fund’s assets and enter into, amend, or terminate a sub-advisory agreement with certain sub-advisers without obtaining shareholder approval (a “manager-of-managers structure”). While Janus does not intend to delegate any of its duties for the Janus Fund to a sub-adviser prior to the closing of the Reorganization, it may do so in the future. The Advisory Agreement for the Nicholas Fund does not provide for the delegation of duties to a sub-adviser. The Advisory Agreement for the each of the Nicholas Fund and Janus Fund permits termination of the Agreement by the adviser upon 60 days’ written notice to the Fund.

The Nicholas Fund’s advisory fee rate, based on the average net asset value of the Fund, is 0.75% of such net asset value up to and including $50,000,000 and 0.65% of the average net asset value of the Fund over $50,000,000, whereas the advisory fee rate of the Janus Fund is 0.65% of the average net asset value of the Fund up to and including $4,000,000,000 and 0.55% of the average net asset value of the Fund over $4,000,000,000.  In addition, the Advisory Agreement for the Janus Fund does not specifically provide that the adviser must offset any excess expenses owed under an expense limitation against the minimum fee owed to it by the Fund at payment dates. In addition, the Janus Fund has agreed to waive its investment advisory fee and/or reimburse certain other operating expenses for the Janus Fund to the extent that total annual operating expenses exceed 0.68% for the Fund (excluding any performance adjustments to management fees, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses). The contractual waiver is in effect for at least a one-year period commencing on the launch date for the Janus Fund.

Comparison of Other Service Providers
There are no material differences in the types of services provided by the Janus Fund’s service providers and the Nicholas Fund’s service providers. The following table identifies the principal service providers that service the Nicholas Fund and the Janus Fund:

	Nicholas Fund	Janus Fund
Distributor	Quasar Distributors, LLC	Janus Henderson Distributors US LLC
Fund Administrator/Fund Accountant	Nicholas Company, Inc./U.S. Bancorp Fund Services, LLC	Janus Henderson Investors US LLC
Transfer Agent	U.S. Bancorp Fund Services, LLC	Janus Henderson Services US LLC
Custodian	U.S. Bank, N.A.	JPMorgan Chase Bank, N.A.
Independent Registered Public Accounting Firm	Deloitte & Touche LLP	PricewaterhouseCoopers LLP
Fund Counsel	Michael Best & Friedrich LLP	Vedder Price, P.C.

Comparison of Share Classes and Distribution Arrangements
The Nicholas Fund will be reorganized into one of the share classes of the Janus Fund as described further below.

The following section describes the different distribution arrangements and eligibility requirements among the Nicholas Fund and the various share classes of the Janus Fund.

Distribution Arrangements. Quasar Distributors, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) located at 190 Middle Street, Suite 301, Portland, Maine 04101, acts as the principal underwriter for the Nicholas Fund pursuant to a written agreement on behalf of the Nicholas Fund. Janus Henderson Distributors US LLC, a wholly-owned subsidiary of the Adviser, will be the principal underwriter for the Janus Fund pursuant to a written agreement on behalf of the Janus Fund (the “Distribution Agreement”). Janus Henderson Distributors US LLC, located at 151 Detroit Street, Denver, Colorado 80206, will provide substantially similar services to the Janus Fund that are currently being provided to the Nicholas Fund. The Distribution Agreement will have an initial term of two years, as required by the 1940 Act.

Class Structure. The Nicholas Fund offers a single class and the Janus Fund offers the share classes as shown in the table above. Each such class offers a distinct structure of sales charges, distribution and service fees, and reductions and waivers thereto, which are designed to address a variety of investment needs. In addition, some share classes have certain eligibility requirements which must be met to invest in that class of shares. The Nicholas Fund and the Janus Fund have similar policies regarding the eligibility requirements, distribution and service fees and sales charges of the Nicholas Fund and Janus Fund which are further described in the following sub-sections.
As summarized in the table below, Nicholas Fund investors who hold their shares directly rather than through a broker-dealer or financial institution (a “Processing Intermediary”) will receive Class D shares of the Janus Fund (to be held directly with Janus) following the Reorganization.
Nicholas Fund investors who hold shares through a Processing Intermediary will receive either Class T or Class I shares. You will receive Class T shares if you hold shares of the Nicholas Fund through a self-directed account on a supermarket platform. These accounts generally do not charge transaction fees for individual trades. You will receive Class I shares of the Janus Fund if you hold shares of the Nicholas Fund through a Processing Intermediary, including mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust programs, and retirement platforms. Please contact (800) 525-3713 for additional information on the Janus Fund’s Class D shares or (877) 335-2687 for additional information on the Janus Fund’s Class I shares and Class T shares.

Nicholas Fund	Janus Fund
Shares held directly with the Nicholas Fund	Class D

Shares held through a Processing Intermediary, including mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust programs, and retirement platforms	Class I

Shares held through a self-directed account on a supermarket platform	Class T

Class D shares of the Janus Fund are available through accounts held directly with Janus. Both Class T and Class I shares of the Janus Fund are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms and both pay a fee to financial intermediaries for the provision of administrative services, including recordkeeping, sub-accounting, order processing for omnibus or networked accounts, or other shareholder services provided to or on behalf of shareholders (up to 0.25% of net assets for Class T shares).

Class I shares of the Janus Fund may also be available to retail investors purchasing in qualified or nonqualified accounts where such accounts are held through an omnibus account at your broker or financial intermediary. Class I shares pay financial intermediaries for the provision of administrative services, including recordkeeping, sub-accounting, order processing for omnibus or networked accounts, or other shareholder services provided to or on behalf of shareholders. In addition to these fees and expenses paid by Class I shares, your broker or financial intermediary may impose a commission or other sales charge on purchases. The nature and amount of such commission or other sales charge for your purchases is determined solely by your broker or financial intermediary; for more information please contact your broker or financial intermediary representative.

Eligibility and Minimum Investment Requirements for the Funds.
Shares of the Nicholas Fund are generally available for purchase by retail investors through authorized dealers. For shares of the Nicholas Fund, the minimum initial investment in the Fund is $500. The minimum investment amount for subsequent purchases for the Nicholas Fund is $100 except for those shareholders participating in an automatic investment plan established with the Fund, the minimum is $50. The Janus Fund is a new shell series of Janus Investment Fund modelled off of an existing Janus Henderson strategy that is currently being managed as a separate account and does not yet offer classes of shares.

For Class I and Class T shares of the Janus Fund, the minimum initial investment in the Fund is $2,500 for non-retirement accounts and $500 for certain tax-advantaged accounts of UTMA accounts. For Class I shares of the Janus Fund, exceptions to the minimums may apply for certain tax-advantaged, tax-qualified, and retirement plans, including health savings accounts, accounts held through certain wrap purchase programs, and certain retail brokerage accounts. Class T shares of the Janus Fund held through certain supermarket and/or self-directed brokerage accounts, or through wrap programs, may not be subject to these minimums. For Class I and Class T shares of the Janus Fund, investors in certain tax-advantaged accounts or accounts held through certain wrap programs or bank trust platforms may not be subject to the minimum for non-retirement accounts and retail investors. For Class D shares of the Janus Fund, to open a new regular Fund account, the minimum initial investment in the Fund is $2,500, and to open a new regular Fund account with an automatic investment program of $50 per month, the investment minimum is $100. To open a new UTMA account, Coverdell Education Savings Account, or retirement Fund account, the investment minimum is $1,000 without an automatic investment program and $100 with an automatic investment program of $50 per month. To add to any existing type of Fund account without an automatic investment program, the investment minimum is $50.

Additional information about the eligibility requirements to purchase the Nicholas Fund’s share classes and the respective Janus Fund’s share classes is available in their respective prospectuses and SAIs. The cover page of this Proxy Statement/Prospectus explains how you can obtain a copy of the Nicholas Fund’s prospectus. See the cover page of this Proxy Statement/Prospectus for a description of how you can obtain a copy of each Fund’s SAI.

Distribution Plans and Service Plans of the Funds.

The Nicholas Fund and Class D, Class I and Class T Shares of the Janus Fund do not charge distribution fees pursuant to Rule 12b-1 under the 1940 Act.

The Nicholas Fund has adopted a plan through which all dividends and capital gain distributions are automatically reinvested in additional shares of the Fund through the Dividend and Distribution Reinvestment Plan, unless the shareholder elects to accept cash in lieu of shares.

Initial Sales Charge, Reductions and Waivers of the Nicholas Fund and the Janus Fund

Initial Sales Charges. You can buy shares of the Nicholas Fund and Janus Fund at the offering price, which is NAV. The Nicholas Fund and Janus Fund do not charge a sales load.

Reductions or Waivers of Initial Sales Charges. Shares of the Nicholas Fund and the Janus Fund are not subject to an initial sales charge.

Contingent Deferred Sales Charges (CDSCs), Reductions and Waivers

No CDSC is imposed on shares of the Nicholas Fund or the Janus Fund. The prospectus of the Nicholas Fund that you own includes information on purchases of shares of your Fund.

Comparison of Purchase and Redemption Procedures
Purchase Procedures. The per share NAV for the Fund’s shares is computed by dividing the total value of assets, less liabilities, by the total number of outstanding shares of the class. Shareholders of the Nicholas Fund and Janus Fund may make additional purchases by mail, wire, or telephone. Both the Nicholas Fund and Janus Fund reserve the right to reject or cancel a purchase order for any reason. Class I and Class T shares of the Janus Fund are not offered directly to investors.
Additional information regarding the purchase procedures of the Nicholas Fund and the Janus Fund is available in their respective prospectuses. The cover page of this Proxy Statement/Prospectus explains how you can obtain a copy of each prospectus.
Purchase of shares of the Nicholas Fund must be made through a financial intermediary having a sales agreement with the Fund’s Distributor, or through a broker or intermediary designated by that financial intermediary, or directly through the Transfer Agent. The per share NAV for the Fund’s shares is computed by dividing the total value of assets, less liabilities, by the total number of outstanding shares of the class. Shareholders of the Nicholas Fund may make additional purchases by mail, wire, or telephone. The Nicholas Fund reserves the right to reject or cancel a purchase order for any reason.
Redemption Procedures. Shareholders of the Nicholas Fund may redeem shares by writing a letter, by wire, by internet, by telephone, or through a systematic withdrawal plan. The Nicholas Fund typically makes payment for shares redeemed in proper form within seven days. The Nicholas Fund can make redemptions by check, electronic transfer or wire transfer. The Nicholas Fund also reserves the right to redeem shares in-kind. The Nicholas Fund typically uses holdings of cash or cash equivalents, or sell portfolio securities to meet redemption requests.
Redemption Fees. The transfer agent of the Nicholas Fund charges a $15 wire redemption fee. Additional information relating to redemption fees of the Nicholas Fund is available in its prospectuses. The cover page of this Proxy Statement/Prospectus explains how you can obtain a copy of the Nicholas Fund’s prospectus.
Comparison of Exchange Privileges
Shares of the Nicholas Fund may be exchanged without payment of any exchange fee for shares of the other available Nicholas funds at their next determined NAVs. Similarly, shares of the Janus Fund may be exchanged without payment of any exchange fee for shares of another Fund of the Janus Investment Fund of the same Class at their respective NAVs.
An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange (in a non-retirement account). For the Nicholas Fund and the Janus Fund, any exchange request may be rejected, and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the SEC.

Exchanges in the Nicholas Fund may be made by mail, by internet, by telephone, by wire, or through a systematic withdrawal plan. Exchanges in the Janus Fund may generally be made online, by telephone, by mail or in writing, or by systematic exchange. You may also exchange shares of one class of the Janus Fund for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. The Janus Fund’s fees and expenses differ between share classes. Exchanging from a direct share class of the Janus Fund to one held through an intermediary typically results in increased expenses. This is because share classes distributed through intermediaries include additional fees for administration and/or distribution to pay for services provided by intermediaries. Additional information relating to redemption fees of the Nicholas Fund and the Janus Fund is available in their respective prospectuses. The cover page of this Proxy Statement/Prospectus explains how you can obtain a copy of the Nicholas Fund’s prospectus.
Comparison of Dividend and Distribution Policies and Fiscal Years
Dividend and Distribution Policies. The Nicholas Fund and the Janus Fund have substantially similar policies regarding the payment of dividends and distributions. The Nicholas Fund and the Janus Fund may declare and pay dividends from net investment income, if any, annually and capital gains distributions, if any, at least annually. The Nicholas Fund and Janus Fund may also declare and pay capital gains distributions more than once per year as permitted by law. Shareholders of the Nicholas Fund and Janus Fund may elect to automatically reinvest all distributions or receive distributions in the form of cash or check, otherwise, all distributions are automatically reinvested in the Nicholas Fund or the Janus Fund, as applicable. The amount of dividends and distributions will vary, and there is no guarantee that the Nicholas Fund or the Janus Fund will pay either a dividend from net investment income or a capital gains distribution. Additional information regarding the dividend and distribution policies of the Nicholas Fund and the Janus Fund is available in their respective prospectuses. The cover page of this Proxy Statement/Prospectus explains how you can obtain a copy of such prospectuses.
Fiscal Years. The Nicholas Fund’s fiscal year end is October 31. [The Janus Fund’s fiscal year end will also be October 31 after it adopts the Nicholas Fund's accounting history. Fiscal year ends may change after closing in compliance with applicable laws, although there is no current intent to do so.]
Comparison of Business Structures, Shareholder Rights and Applicable Law
The Janus Fund is organized as a series of a Massachusetts business trust and the Nicholas Fund is organized as a Maryland corporation. The rights of shareholders under the governing state laws of the Nicholas Fund and the Janus Fund are substantially similar, except for certain differences in rights provided for in the respective governing instruments of these entities, some of which are discussed below.

The following is a discussion of certain important provisions of the governing instruments and governing laws of the Nicholas Fund and the Janus Fund, but is not a complete description thereof. Further information about each Fund’s governance structure is contained in the Fund’s SAI and its governing instruments, which are on file with the SEC.

Shares. When issued and paid for in accordance with the prospectus, shares of both the Nicholas Fund and the Janus Fund are fully paid and non-assessable, have no preemptive or subscription rights and are freely transferable. Each share of both the Nicholas Fund and the Janus Fund represents an equal interest in such Fund. Shares of each Fund are entitled to receive their pro rata share of distributions of income and capital gains, if any, made with respect to that Fund as are declared by its Board, although such distributions may vary in amount among the classes of a Fund to reflect class-specific expenses. Such distributions may be in cash, in-kind or in additional Fund shares. In any liquidation of the Nicholas Fund or the Janus Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, after satisfaction of all outstanding liabilities and expenses of the Fund.

Organization and Governing Law. The Janus Fund is organized as a series of Janus Investment Fund, a Massachusetts business trust under the laws of the Commonwealth of Massachusetts by an Amended and Restated Agreement and Declaration of Trust (the “Declaration”). The Nicholas Fund is organized as a Maryland corporation, under the laws of the State of Maryland pursuant to articles of incorporation (the “Articles”). Each Fund is governed by its Declaration or Articles, as the case may be, and their respective bylaws. The Funds’ business and affairs are managed under the supervision of their respective Board. The Funds are each subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the SEC thereunder.

The following is a comparison of certain important provisions of the Declaration, the Articles and bylaws of the Funds but is not a complete description thereof. Following the Merger, the Nicholas Fund shareholders will become shareholders of the Janus Fund and will have the rights set forth in Janus Investment Fund’s Declaration and bylaws. A copy of the Nicholas Fund’s Articles and the Janus Fund’s Declaration is on file with the Maryland Secretary of State and the Secretary of the Commonwealth of Massachusetts, respectively.

Quorum. For the Nicholas Fund, a quorum will exist if shareholders representing a majority of the shares entitled to vote are present. For the Janus Investment Fund, the quorum requirement for transaction of business at a shareholder meeting is the presence in person or by proxy of the holders of thirty percent (30%) of the outstanding shares of the relevant series entitled to vote, unless a larger quorum is required by law.

Removal of Trustees/Directors. Trustees of the Janus Investment Fund may be removed with or without cause by (i) the affirmative vote or written declaration of holders of two-thirds (2/3) of the outstanding shares of the Janus Investment Fund or (ii) the affirmative vote of not less than two-thirds (2/3) of the Trustees holding such position prior to the removal. Directors of the Nicholas Fund may be removed with or without cause by the affirmative vote of holders of a majority of the outstanding shares of the Nicholas Fund at a shareholder meeting at which a quorum is present.

Amendment of Governing Instruments. For the Nicholas Fund, the Corporation reserves the right at any time to alter, amend, or repeal any provisions contained in the Articles, including any amendment that alters the contract rights of any outstanding stock, at any time in the manner now or hereafter prescribed by the laws of the state of Maryland. For the Janus Investment Fund, the Declaration may be amended at any time by an instrument in writing signed by a majority of the Trustees, except for certain amendments that have a materially adverse affect on shareholders, which must be authorized by a shareholder vote. The Trustees of the Janus Investment Fund may also amend the Declaration without the vote or consent of shareholders to change the name of the Trust or any series, if they deem it necessary to conform it to applicable federal or state laws or regulations, or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) provided such changes do not have a materially adverse effect on the financial interests of shareholders. For both the Nicholas Fund and the Janus Investment Fund, the bylaws may be amended, supplemented, amended and restated, or repealed, in whole or in part, by a majority of the Trustees or Directors, as applicable then in office at any meeting of the Trustees or Directors, as applicable, or by one or more writings signed by such a majority.

Mergers and Reorganizations. The Janus Investment Fund’s Declaration provides that the Trustees may merge, consolidate, or sell and convey the assets of the Trust including its goodwill to another trust or corporation organized under the laws of any state of the United States for an adequate consideration. In contrast, the Nicholas Fund’s Articles and bylaws are silent with respect to the applicable voting standard for mergers and reorganizations.

Termination. The Janus Investment Fund’s Declaration provides that, subject to a vote of a majority of the outstanding voting securities, as defined in the 1940 Act, the Trustees may at any time sell and convert into money all the assets of the Trust, and upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued, contingent or anticipated, of the Trust, the Trustees shall distribute the remaining assets of the Trust ratably among the holders of the outstanding Shares. In contrast, Nicholas Fund’s Articles and bylaws are silent with respect to the applicable voting standard for terminations. The Nicholas Fund may be terminated in accordance with the laws of the State of Maryland. The Nicholas Fund’s bylaws provide that in the event of the liquidation of a particular series or class of such series, the stockholders of the series or class that is being liquidated shall be entitled to receive, as a class, when and as declared by the Board, the excess of the assets associated with that series or class over the liabilities of that series or class. The holders of shares of any particular series or class of such series shall not be entitled thereby to any distribution upon liquidation of any other series or class. The assets so distributable to the stockholders of a series or class of such series shall be distributed among such stockholders in proportion to the number of shares of that series or class of such series held by them and recorded on the books of the Nicholas Fund, except that such distribution shall appropriately reflect all liabilities of that series charged to any class thereof.

Shareholder Meetings and Rights of Shareholders to Call a Meeting. The Janus Investment Fund does not require an annual shareholders’ meeting to be held under its respective Declaration and By-Laws unless required by applicable federal law and the Nicholas Fund requires such a meeting only to the extent required by Maryland law. The Janus Investment Fund’s By-Laws provide that shareholders are not entitled to call special meetings, unless required by federal law, or in the case of a proposal to remove a Trustee, upon the request of shareholders owning at least 10% of the shares outstanding.  The Nicholas Fund’s bylaws provide that shareholder meetings may be called by shareholders holding in the aggregate at least 25% in the case of the Nicholas Fund of the shares then outstanding upon written request specifying the purpose or purposes for which such meeting is to be called.

Submission of Shareholder Proposals and Nominations. The Nicholas Fund has no provisions in its governing instruments specific to the submission of shareholder proposals and nominations.  The Janus Investment Fund’s By-Laws require that certain conditions be met to present any shareholder proposals or nominations at a meeting of shareholders, including timely notice by a shareholder in accordance with the governing instruments. For example, with respect to a special meeting of shareholders, only that business which is to be brought before the meeting pursuant to the Janus Fund’s notice of meeting may be conducted.  Failure to satisfy the requirements of this advance notice provision will mean that a shareholder may not be able to present a proposal at a meeting.

Record Dates and Adjournments. The Board of the Nicholas Fund may set a record date not more than 60 days prior to the date of any meeting of shareholders; however, the record date may also not be less than 10 days before the original date on which the meeting of shareholders is scheduled. A meeting of the Janus Fund’s shareholders requires a record date set not more than 120 days prior to the date of such a meeting.

Number of Votes. The Nicholas Fund and the Janus Fund entitle each whole share to one vote as to any matter on which it is entitled to vote and each fractional share to a proportionate fractional vote. The Janus Investment Fund’s Declaration also provides that shareholders of the Janus Fund are not entitled to cumulative voting. The Nicholas Fund’s Articles provide that there shall be no cumulative voting in the election of Directors.

Right to Vote. The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters: specifically, for the election of Directors or Trustees (above a minimum threshold), the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental.

Shareholders of each Fund also have the right to vote on certain matters affecting the Fund or a particular share class thereof under their respective governing instruments and applicable state law.  Nicholas Fund shareholders have a power to vote only (i) for the election or removal of Directors and (ii) with respect to such additional matters relating to the Nicholas Fund as may be required by the Articles, the By-Laws or any registration of the Nicholas Fund with the SEC (or any successor agency), or as the Directors may consider necessary or desirable. Similarly, the shareholders of the Janus Fund have the power to vote only (i) for the election or removal of Trustees, (ii) with respect to such additional matters relating to the Janus Investment Fund as may be required by federal law including the 1940 Act, or any registration statement and (iii) as the Trustees may otherwise consider necessary or desirable in their sole discretion.  For matters on which shareholders of a Fund do not have a right to vote, the Trustees of the Fund may nonetheless determine to submit the matter to shareholders for approval.

Liability of Shareholders. Consistent with Maryland law and Massachusetts law, respectively, the Articles of the Nicholas Fund and the Declaration of Janus Investment Fund generally provide that shareholders will not be subject to personal liability for the obligations of the Funds. There is a remote possibility, however, that, under certain circumstances, shareholders of a fund may be held personally liable for that fund’s obligations to the extent that the courts of another state that does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Nicholas Fund’s Articles and Janus Investment Fund’s Declaration also provide for indemnification out of assets belonging to the Fund (or allocable to the applicable class, as defined in the applicable governing instrument) for all loss and expense of any shareholder held personally liable for the obligations of the Fund or such class. Therefore, the risk of any shareholder incurring financial loss beyond their investment due to shareholder liability is limited to circumstances in which the Fund or the applicable class of the Fund is unable to meet its obligations and the express limitation of shareholder liabilities is determined by a court of competent jurisdiction not to be effective.

Liability of Directors/Trustees and Officers. Consistent with the 1940 Act, the governing instruments for the Funds generally provide that no Director/Trustee or officer of the Funds, as applicable, shall be subject to any personal liability in connection with the assets or affairs of the Funds, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (“Disqualifying Conduct”).

Indemnification. The Declarations of Trust of the Janus Investment Fund and the Articles of the Nicholas Fund each provide that every Board member, officer, employee or agent of the Janus Investment Fund or the Nicholas Fund, as applicable, (“Covered Person”) shall be indemnified by the Janus Investment Fund or the Nicholas Fund, as applicable, to the fullest extent permitted by applicable laws. No Covered Person, however, shall be indemnified for any expenses, judgments, fines, amounts paid in settlement, or other liability or loss arising by reason of his or her Disqualifying Conduct.

Derivative Suits. The Janus Investment Fund’s Declaration provides shareholders with the power to vote on whether to bring or maintain derivatively, or as a class action, proceedings or claims to the same extent permitted by a Massachusetts law. This power however, is series dependent as the shareholder of a particular series may not bring a derivative suit on behalf of another series. The Nicholas Fund’s Articles contain does not contemplate or provide provisions related to derivative actions.

Third-Party Beneficiaries. The Janus Investment Fund’s Declaration makes clear that ownership of shares does not make the shareholders third-party beneficiaries of any contract entered into by the Janus Investment Fund. This provision is intended to memorialize the intent that shareholders not be third-party beneficiaries of the investment management agreements or other contracts entered into by the Janus Fund, which is consistent with existing practices common in the mutual fund industry, and is intended to mitigate the risk of novel legal theories being used to initiate frivolous lawsuits. The Nicholas Fund’s governing documents do not include similar provisions.

Inspection of Records. The Nicholas Fund’s Articles provides that no shareholder has the right to inspect records, except as required by the 1940 Act and establishes procedures with respect to such inspections. The Janus Fund’s Declaration provides that they are open for inspection for any lawful purpose reasonably related to a shareholder’s interest as a shareholder.

Terms of the Reorganization
The terms and conditions under which the Reorganization may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Reorganization Agreement, a copy of which is attached as Exhibit C to this Proxy Statement/Prospectus.

With respect to the Reorganization, if shareholders of the Nicholas Fund approve the Reorganization Agreement and other closing conditions are satisfied or waived (to the extent legally permissible), the assets (as defined in the Reorganization Agreement) of the Nicholas Fund will be delivered to the Janus Fund’s custodian for the account of the Janus Fund in exchange for the assumption by the Janus Fund of the liabilities (as defined in the Reorganization Agreement) of the Nicholas Fund and delivery by the Janus Fund to the holders of record as of the closing time (as defined in the Reorganization Agreement) or as soon as practicable thereafter of the issued and outstanding shares of the Nicholas Fund of a number of shares of the Janus Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate NAV equal to the value of the assets of the Nicholas Fund so transferred, all determined and adjusted as provided in the Reorganization Agreement. Immediately following these steps, the Nicholas Fund shareholder will hold shares of the Janus Fund and will no longer hold shares of the Nicholas Fund. The value of a shareholder’s account with the Janus Fund upon closing of the Reorganization will be the same as the value of a shareholder’s account with the Nicholas Fund as of the closing date of the Reorganization. Following the consummation of the Reorganization, the Nicholas Fund will, as promptly as practicable, liquidate and dissolve as permitted by their governing instruments and applicable law.

The class or classes of Janus Fund shares that shareholders will receive in connection with the Reorganization will depend on whether a shareholder holds  Nicholas Fund shares directly or indirectly through a Processing Intermediary as discussed in this Proxy Statement/Prospectus. See “Which share class of the Janus Fund will I receive in the Reorganization?” above for further information.

The Nicholas Fund and Janus Fund have made representations and warranties in the form of Reorganization Agreement attached as Exhibit C that are customary in matters such as the Reorganization. These representations and warranties were made solely for the benefit of the parties to the Reorganization Agreement and (i) were not intended to be treated as categorical statements of fact, but rather as a way of allocating the risk to one of the parties if those statements prove to be inaccurate; (ii) may have been qualified in the Reorganization Agreement by disclosures that were made in connection with the negotiation of the Reorganization Agreement; (iii) may apply contract standards of “materiality” that are different from “materiality” under the applicable securities laws; and (iv) were made only as of the date of the Reorganization Agreement or such other dates as may be specified in the Reorganization Agreement.

If shareholders approve the Reorganization and if all of the closing conditions set forth in the Reorganization Agreement are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur within a reasonable period thereafter (the “Closing Date”). The Closing of the Reorganization shall take place as of the later of 4:00 p.m. New York Time on the Closing Date, unless otherwise agreed to by the parties. The valuation of the Nicholas Fund’s assets shall be the value of such assets computed as of immediately after the close of regular trading on the New York Stock Exchange, which shall reflect the declaration of any dividends, on the Closing Date, using the valuation methodologies set forth in the then-current prospectus for the Nicholas Fund and the valuation procedures established by the Nicholas Board. The valuation procedures for the Janus Investment Fund are substantially similar to the valuation procedures for the Nicholas Fund.

The Closing of the Reorganization is conditioned upon the consummation of the three related reorganizations of the Nicholas Funds. In addition, the parties may choose to delay the Closing of the Reorganization that shareholders have approved so that the reorganizations are consummated at the same time. The Janus Fund will, within a reasonable period of time before the Closing Date, identify the securities, if any, that the Nicholas Fund needs to divest or acquire in order to conform to the Janus Fund's investment objectives, policies or restrictions, and will notify the Nicholas Fund accordingly. The Nicholas Fund, if requested by the Janus Fund, will acquire or dispose of such securities identified by the Janus Fund prior to the Closing Date. As a result, the Nicholas Fund may temporarily deviate from its investment strategy with respect to these select securities, and may incur certain related costs.

For a description of the vote required to approve the Reorganization Agreement, see the “Vote Necessary to Approve the Reorganization Agreement” section of this Proxy Statement/Prospectus. Following receipt of the requisite shareholder vote in favor of the Reorganization and as soon as is reasonably practicable after the Closing, the Nicholas Fund will distribute to its shareholders of record the shares of the Janus Fund of the appropriate class received by the Nicholas Fund, on a pro rata basis within that class, and the outstanding shares of the Nicholas Fund will be redeemed and cancelled as permitted by, and in accordance with, its governing instruments and applicable law, and the Nicholas Fund will, as promptly as practicable, completely liquidate and dissolve as permitted by, and in accordance with, its governing instruments and applicable law.

The obligations of the Janus Fund and the Nicholas Fund are subject to other conditions, including the following conditions:

●
The Reorganization Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Nicholas Fund in accordance with the provisions of the Nicholas Fund’s governing documents, applicable law of the Maryland, and the 1940 Act;

●
The Reorganization Agreement and transactions contemplated herein shall have been approved by the Board of Directors of the Nicholas Fund and the board of Trustees of Janus Investment Fund;

●
On the Closing Date, no action, suit or other proceeding shall be pending or, to Nicholas’s or the Janus Investment Fund’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, the Reorganization Agreement or the transactions contemplated therein;

●
All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Janus Fund or Nicholas Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Janus Fund or the Nicholas Fund, provided that either party may for itself waive any of such conditions;

●
The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

●
The Nicholas Fund and the Janus Investment Fund (on behalf of the Janus Fund) shall have received on or before the Closing Date a legal opinion that the Reorganization will qualify as a “reorganization” under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”); and

●
All of the transactions contemplated by the Reorganization Agreement have been consummated.

The Reorganization Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties; by either party if the Closing does not occur on or before [
], 2027; unless such date is extended by mutual agreement of the parties; or by any party if one or more of the parties shall have materially breached its obligations under the Reorganization Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Reorganization Agreement unable to be satisfied, as applicable. The Reorganization Agreement may be amended, modified, or supplemented in a writing signed by the parties to the Reorganization Agreement.

Federal Income Tax Consequences
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (“IRA”) or qualified retirement plan.
The Reorganization is intended to be a tax-free “reorganization” within the meaning of Section 368(a)(1) of the Code for federal income tax purposes. As a condition to consummation of the Reorganization, counsel will deliver an opinion (“Tax Opinion”) to the Janus Fund and the Nicholas Fund substantially to the effect that, based on the facts and assumptions stated therein (as well as certain representations of each Fund) and the existing federal income tax law, and conditioned on the Reorganization being completed in accordance with the Reorganization Agreement, for federal income tax purposes:
(i)
The acquisition by the Janus Fund of all of the assets of the Nicholas Fund, as provided for in the Reorganization Agreement, in exchange solely for Janus Fund shares and the assumption by the Janus Fund of the liabilities of the Nicholas Fund, followed by the distribution by the Nicholas Fund to its shareholders of the Janus Fund shares in complete liquidation of the Nicholas Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.
(ii)
No gain or loss will be recognized by the Nicholas Fund upon the transfer of all of its assets to the Janus Fund in exchange solely for Janus Fund shares and the assumption by the Janus Fund of the liabilities of the Nicholas Fund pursuant to Section 361(a) and Section 357(a) of the Code, except that the Nicholas Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.
(iii)
No gain or loss will be recognized by the Janus Fund upon the receipt by it of all of the assets of the Nicholas Fund in exchange solely for the issuance of the Janus Fund shares and the assumption by the Janus Fund of the liabilities of the Nicholas Fund pursuant to Section 1032(a) of the Code.
(iv)
No gain or loss will be recognized by the Nicholas Fund upon the distribution of the Janus Fund shares by the Nicholas Fund to its shareholders in complete liquidation (in pursuance of the Reorganization Agreement) pursuant to Section 361(c)(1) of the Code.
(v)
The tax basis of the assets of the Nicholas Fund received by the Janus Fund will be the same as the tax basis of such assets in the hands of the Nicholas Fund immediately prior to the transfer pursuant to Section 362(b) of the Code, except that the Nicholas Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.
(vi)
The holding periods of the assets of the Nicholas Fund in the hands of the Janus Fund will include the periods during which such assets were held by the Nicholas Fund pursuant to Section 1223(2) of the Code (except where investment activities of the Janus Fund have the effect of reducing or eliminating a holding period with respect to an asset).
(vii)
No gain or loss will be recognized by the shareholders of the Nicholas Fund upon the exchange of all of their Nicholas Fund shares for the Janus Fund shares pursuant to Section 354(a) of the Code.
(viii)
The aggregate tax basis of the Janus Fund shares to be received by each shareholder of the Nicholas Fund  will be the same as the aggregate tax basis of Nicholas Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
(ix)
The holding period of Janus Fund shares received by a shareholder of the Nicholas Fund  will include the holding period of the Nicholas Fund shares exchanged therefor, provided that the shareholder held Nicholas Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. Neither the Janus Fund nor the Nicholas Fund has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization.
The Tax Opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the Nicholas Fund would recognize gain or loss on the transfer of its assets to the Janus Fund, and each shareholder of the Nicholas Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Nicholas Fund shares and the fair market value of the shares of the Janus Fund it received.
[Prior to the Closing Date, the Nicholas Fund will declare a distribution of any net realized capital gains and undistributed income to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date. Such distributions would be taxable and would include any capital gains resulting from securities sales or portfolio turnover prior to the Reorganization. Because the final distribution amount for the Nicholas Fund will depend on market conditions, transactions entered into by the Nicholas Fund and shareholder activity prior to the Closing Date, such amount cannot be reliably estimated at this time.]
General Limitation on Losses. Assuming the Reorganization qualifies as a tax-free Reorganization, as expected, the Janus Fund will succeed to the tax attributes of the Nicholas Fund upon the closing of the Reorganization, including any capital loss carryovers that could have been used by the Nicholas Fund to offset its future realized capital gains, if any, for federal income tax purposes. The Janus Fund’s ability to use the capital loss carryovers of the Nicholas Fund, if any, to offset gains of the Janus Fund in a given tax year after the Reorganization may be limited by loss limitation rules under federal tax law. The impact of those loss limitation rules will depend on the relative sizes of, and the losses and gains in, the Funds at the time of the Reorganization and thus cannot be calculated precisely at this time. Capital losses of a Fund may be carried forward indefinitely to offset future capital gains.

The foregoing description of the U.S. federal income tax consequences of the Reorganization applies generally to shareholders who are not tax-exempt investors and does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws because this discussion only relates to U.S. federal income tax laws.

Accounting Treatment
The Reorganization will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to the Janus Fund of the assets of the Nicholas Fund will be the same as the book cost basis of such assets to the Nicholas Fund. The Nicholas Fund will be the accounting survivor of the Reorganization.
Board Considerations
The Nicholas Board considered the proposed Reorganization and the Reorganization Agreement associated therewith at a board meeting held on October 13, 2026.  Prior to the meeting, representatives of Nicholas informed the Nicholas Board that Nicholas had made the decision to exit the investment advisory business and that Nicholas had begun to explore strategic alternatives for the Nicholas Funds. At the meeting, the Nicholas Board reviewed and considered requested due diligence information provided by Nicholas and Janus relating to the Reorganization, and considered, among other things, Nicholas’s rationale for recommending the Reorganization, the terms of the Reorganization Agreement, the comparative investment objectives and strategies of the Nicholas Fund and Janus Fund, the comparative advisory fees and expense ratios of the Nicholas Fund and Janus Fund, the experience and expertise of the Janus Fund’s investment adviser, the federal income tax consequences of the Reorganization, and possible alternatives to the Reorganization.   After careful consideration, the Nicholas Board, including all Directors who are not “interested persons” under the 1940 Act of the Nicholas Board, with the advice and assistance of independent legal counsel, determined that the Reorganization Agreement would be in the best interests of the Nicholas Fund and its shareholders. The Nicholas Board recommends that the shareholders of the Nicholas Fund vote in favor of the Reorganization Agreement relating to the Reorganization of the Nicholas Fund.

In determining whether to approve the Reorganization Agreement and to recommend approval of the Reorganization Agreement to shareholders of the Nicholas Fund, the Nicholas Board considered the following, among other things and in no order of priority:

●
Nicholas’s recommendation to reorganize the Nicholas Fund into the Janus Fund in connection with Nicholas’s decision to exit the mutual fund investment advisory business. In that regard, the Nicholas Board considered the information provided by Nicholas with respect to the diligence process that Nicholas had undertaken to identify a merger partner for the Nicholas Funds, which included consideration of several potential partners and, with respect to the Reorganization and each other potential reorganization for a Nicholas Fund, an evaluation of many compatibility factors including management style, similarity of investment strategies, risk profile, performance, expenses, regulatory oversight and organizational depth.

●
The fact that participation in the Reorganization would allow the Nicholas Fund’s shareholders with the opportunity to continue their investment in a registered mutual fund with substantially similar investment objectives and principal investment strategies managed by an experienced and successful investment management team.

●
The terms of the Reorganization Agreement, including the anticipated tax-free nature of the Reorganization for the Nicholas Fund and its shareholders, that Nicholas Fund shareholders will receive Janus Fund shares equal in value to their Nicholas Fund holdings, and that the costs of the Reorganization will be borne by Janus and Nicholas without any costs being borne by shareholders of the Nicholas Fund.

●
The substantial similarities of the investment objectives and principal investment strategies of the Nicholas Fund and Janus Fund.

●
The comparative management fee and total operating expenses of the Janus Fund as compared to the Nicholas Fund.

●     The anticipated portfolio repositioning in connection with the Reorganization and the associated capital gains to be realized by shareholders in connection with such repositioning.

●
The experience and capabilities of Janus as a fund operator and adviser and the information regarding the capabilities of other service providers to the Janus Fund.

●
The background, experience and capabilities of the portfolio managers for the Janus Fund, as well as the organizational support of the portfolio management function by Janus, and the anticipated favorable nature, extent and quality of services to be provided by the team.

●    The performance history of a composite of separately managed accounts, managed by the portfolio managers of the Janus Fund in a strategy that is substantially similar to the strategy for the Janus Fund, relative to its benchmark, as well as compared to the performance history of the Nicholas Fund, recognizing that no assurances can be given that the Janus Fund will achieve any particular level of performance after the Reorganization.

●
The regulatory and compliance oversight capabilities of Janus.

●
Information provided to the Board regarding the Janus Fund complex, including the quality of its governance and management structure, compliance program and key service provider structure.

●
That a possible alternative to the Reorganization would be the liquidation of the Nicholas Fund and that, in the event of a liquidation, shareholders would receive a taxable distribution of cash proceeds equal to the value of their investment in the Nicholas Fund, whereas the Reorganization offers the opportunity to continue their investment without such a taxable event.

In considering the approval of the Reorganization Agreement, the Nicholas Board did not identify any factor as all-important or all-controlling, but instead considered these factors collectively in light of the surrounding circumstances.

After considering all of the above factors and based on its operations and evaluation of the information provided to it, the Nicholas Board concluded that the approval of the Reorganization Agreement was in the best interest of the Nicholas Fund and its shareholders.

Based on the foregoing, the Nicholas Board approved the Reorganization Agreement and recommends that the shareholders of the Nicholas Fund vote “FOR” the approval of the Reorganization Agreement relating to the Reorganization of the Nicholas Fund.
ADDITIONAL INFORMATION ABOUT THE JANUS FUND AND NICHOLAS FUND
Where to Find More Information

For more information with respect to the Nicholas Fund concerning the following topics, please refer to the following sections of the Nicholas Fund’s prospectus, which have been made a part of this Proxy Statement/Prospectus by reference: (i) see “Management of the Fund” for more information about the management of the Nicholas Fund; (ii) see “Shareholder Information” for more information about the pricing of shares of the Nicholas Fund; (iii) see “Tax Consequences” and “Dividends and Distributions” for more information about tax consequences to shareholders of various transactions in shares of the Nicholas Fund and for more information about the Nicholas Fund’s policy with respect to dividends and distributions; and (iv) see “Financial Highlights” for more information about the Nicholas Fund’s financial performance. See also Exhibit D - Financial Highlights Tables.

Janus’s Prior Performance Managing Separate Accounts

The following table provides historical performance information for the Janus Henderson U. S. Research Core Equity Composite (the “Composite”), a composite of all accounts managed by Janus with substantially similar investment objectives, policies, and investment strategies as the Janus Fund. The Composite was obtained from the records maintained by Janus. The following presentation shows the Composite performance gross of fees and also as adjusted to reflect the estimated net expenses of Class I, Class T and Class D Shares of the Janus Fund, which include the effect of fee waivers and/or expense reimbursements, as applicable. As of [ ], the Composite consisted of [ ] non-U.S. pooled investment vehicles. The Russell 1000® Index (net of foreign withholding taxes) is the broad-based benchmark index for the Janus Fund and the Russell 1000® Index (gross of foreign withholding taxes) is the broad-based benchmark index for the Composite, the Russell 1000® Growth Index is the additional benchmark index for the Composite, and the S&P 500® Index is an additional benchmark index for both the Janus Fund and the Composite.

The Composite does not represent the performance of the Janus Fund. The Composite performance should not be considered a substitute for the Janus Fund’s performance, and the Composite performance is not necessarily an indication of the Janus Fund’s future performance.

The accounts included in the Composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds by the 1940 Act, and the Code, which, if applicable, may have adversely affected the performance of these accounts. Accordingly, performance of the Janus Fund may differ from accounts comprising the Composite due to such differences.

The Composite is calculated differently than the method used for calculating fund performance pursuant to SEC guidelines. Composite returns are net of transaction costs and gross of non-reclaimable withholding taxes. The gross performance results presented do not reflect the deduction of investment advisory fees. Returns will be reduced by such advisory fees and other expenses. The Composite is asset weighted by beginning-of-period asset values. Investment results are time-weighted performance calculations representing total return. Returns are calculated using geometric linking of monthly returns. The Composite is valued at least monthly, taking into account cash flows. All realized and unrealized capital gains and losses, as well as all dividends and interest from investments and cash balances, are included. Equity dividends are accrued as of the ex-dividend date. Investment transactions are accounted for on a trade date basis. The base currency of the Composite is U.S. dollars for purposes of this presentation. Composite results include all actual fee paying, discretionary portfolios with substantially similar investment objectives, policies, and investment strategies as the Janus Fund including those clients no longer with Janus. Accounts are included in the Composite beginning with the first full month of performance to the present or to the cessation of the client’s relationship with Janus. Terminated accounts are included through the last full month in which they were fully invested. No alterations of the Composite have occurred due to changes in personnel.]

Average Annual Total Returns for periods ended [ ]
	1 year		5 years		10 years
Janus Henderson U.S. Research Core Equity Composite	[ ]%		[ ]%		[ ]%
Russell 1000® Index(1) (reflects no deduction for expenses, fees, or taxes)	[	]%	[	]%	[	]%
Composite Adjusted to Reflect Estimated Fees and Expenses of Class I Shares	[	]%	[	]%	[	]%
Composite Adjusted to Reflect Estimated Fees and Expenses of Class N Shares	[	]%	[	]%	[	]%
Composite Adjusted to Reflect Estimated Fees and Expenses of Class T Shares	[	]%	[	]%	[	]%
Russell 1000® Growth Index(2) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	[	]%	[	]%	[	]%
S&P 500® Index(3) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	[	]%	[	]%	[	]%

(1)	The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.
(2)	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
(3)	The S&P 500 Index is a commonly recognized, market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

INFORMATION ON VOTING
Proxy Statement/Prospectus

We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Nicholas Board is soliciting your proxy to vote at the Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Nicholas Fund shareholders may vote by appearing at the Meeting; however, you do not need to attend the Meeting to vote your shares. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card is expected to be mailed on or about [December __, 2026] to all shareholders entitled to vote at the Meeting. Shareholders of record of the Nicholas Fund as of the close of business on the Record Date are entitled to vote at the Meeting. The number of outstanding shares of each class of the Nicholas Fund on [November 30, 2026] can be found at Exhibit E. Each shareholder is entitled to one vote for each whole share held, and a proportionate fractional vote for each fractional share held.

Your proxy will have the authority to vote and act on your behalf at the Meeting. If you authorize a proxy to vote for you, you may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Nicholas Fund in writing to the address of the Nicholas Fund set forth on the cover page of the Proxy Statement/Prospectus before the Meeting that you have revoked your proxy. In addition, although merely attending the Meeting will not revoke your proxy, if you are present at the Meeting you may withdraw your proxy and vote at the Meeting.

A quorum of shareholders is necessary to hold a valid meeting of the Nicholas Fund. For the Nicholas Fund, a quorum will exist if shareholders representing a majority of the shares of the Nicholas Fund entitled to vote on the Record Date are present at the Meeting in person or by proxy (except when a larger quorum is required by applicable law).

Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the proposed proposal. Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you. A “broker non-vote” occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine. The proposal described in this Proxy Statement/Prospectus is considered “non-routine” for purposes of determining broker-non-votes.

It is the Nicholas Fund’s understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the proposal at the Meeting, there will not be any “broker non-votes” at the Meeting.

Abstentions will count as shares present at the Meeting for purposes of establishing a quorum. Any meeting of shareholders may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning a meeting to another date and time, regardless of whether a quorum is present.  Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.

It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the persons named as proxies will vote those proxies that they are entitled to vote in accordance with their best judgment.

Vote Necessary to Approve the Proposal

The Nicholas Board has unanimously approved the Proposal, subject to shareholder approval. For the Nicholas Fund, shareholder approval of the Proposal requires the affirmative vote of more than 50% of the outstanding shares of the Fund. Abstentions are counted as present but are not considered votes cast at the Meeting. As a result, they have the same effect as a vote against the Proposal because approval of the Proposal requires the affirmative vote of a percentage of the voting securities present or represented by proxy or a percentage of the outstanding voting securities of the Nicholas Fund.

Proxy Solicitation

Proxies are expected to be solicited principally by the mailing of this Proxy Statement/Prospectus, but proxies may also be solicited by telephone and/or in person by representatives of the Nicholas Fund. If we have not received your vote as the date of the Meeting approaches, you may receive a telephone call from these parties to ask for your vote. Arrangements will be made with brokerage houses and other custodians, nominees, and fiduciaries to forward proxies and proxy materials to their principals.

The cost of the Meeting, including the costs of preparing and mailing of the notice, Proxy Statement/Prospectus, and the solicitation of proxies, including reimbursement to broker-dealers and others who forwarded proxy materials to their clients, will be split between Janus and Nicholas up to an agreed-upon threshold, and for costs that exceed the agreed-upon threshold, borne by Nicholas. Neither the Nicholas Fund and its shareholders nor the Janus Fund and its shareholders, will bear any costs or expenses, directly or indirectly, related to the solicitation of proxies, regardless of whether the Reorganization is consummated. Nicholas Company, Inc. has engaged Alliance Advisors, LLC, a professional proxy solicitor for inquiries, to provide shareholder meeting services, including the distribution of this Proxy Statement/Prospectus and related materials to shareholders as well as assisting the Nicholas Fund in soliciting proxies for the Meeting at an approximate cost of $[___].

Other Matters
Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.
CAPITALIZATION
The following tables set forth, for the Reorganization, the total net assets, number of shares outstanding and NAV per share. This information is generally referred to as the “capitalization” of a fund. The term “pro forma capitalization” means the expected capitalization of the Janus Fund after it has combined with the Nicholas Fund. The following tables are as of September 30, 2026 and assume that the Reorganization has taken place. The capitalizations will be different on the Closing Date as a result of Nicholas Fund’s daily share purchase, redemption, and market activity. The following are examples do not reflect the number of shares or value of shares that would actually be received if the Reorganization, as described, occurs. Pro forma numbers are estimated in good faith and are hypothetical.
The Janus Fund will be the accounting survivor following the Reorganization.

CAPITALIZATION TABLES

	Nicholas Fund	Janus Fund(1)	Pro Forma Adjustments(2)	Pro Forma Janus Fund
Net Assets:
Fund	$4,000,599,556	N/A	$ -	N/A
Class D	N/A	N/A	-	$2,858,158,208
Class T	N/A	N/A	-	$395,596,049
Class I	N/A	N/A	-	$561,659,896

Net Value Per Share:
Fund	$94.94	N/A	$ -	N/A
Class D	N/A	N/A	-	$94.94
Class T	N/A	N/A	-	$94.94
Class I	N/A	N/A	$ -	$94.94

Shares Outstanding:
Fund	42,140,051	N/A	-	N/A
Class D	N/A	N/A	-	30,106,220
Class T	N/A	N/A	-	4,166,985
Class I	N/A	N/A	-	5,916,207

(1)
The Janus Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)
Net Assets have not been adjusted for any expenses expected to be incurred by the Nicholas Fund in connection with the Reorganization. The costs of the Reorganization will be split between Janus and Nicholas up to an agreed-upon threshold, and for costs that exceed the agreed-upon threshold, borne by Nicholas, provided that the Janus Fund will bear its own organization and offering costs incurred in connection with the creation and issuance of new shares, but these costs will be subject to the limits on the Janus Fund’s total annual fund operating expenses. As a result, there are no Pro Forma Adjustments to Net Assets.

OWNERSHIP OF SHARES
Security Ownership of Large Shareholders
A list of the name, address and percent ownership of each person who, as of the Record Date, to the knowledge of the Nicholas Fund, owned 5% or more of the outstanding shares of a class of the Nicholas Fund or the Janus Fund can be found at Exhibit F.
Security Ownership of Management and Directors
Information regarding the ownership of shares of the Nicholas Fund by the Directors and executive officers of the Nicholas Fund can be found at Exhibit F.
DISSENTERS’ RIGHTS
If the Reorganization is approved at the Meeting, Nicholas Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Nicholas Fund, however, have the right to redeem their shares at NAV subject to applicable redemption fees (if any) until the Closing Date of the Reorganization. After the Reorganization, Nicholas Fund shareholders will hold shares of the Janus Fund, which may also be redeemed at NAV subject to applicable  redemption fees (if any).
SHAREHOLDER PROPOSALS
The Nicholas Fund is not required to, and does not, hold annual shareholder meetings. Nonetheless, the Nicholas Board may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act or as required or permitted by the Nicholas Fund’s governing instruments. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of the Nicholas Fund hereafter called should send the proposal to the Nicholas Fund at the Nicholas Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws. If the proposed Reorganization is approved and completed for the Nicholas Fund, shareholders of the Nicholas Fund will become shareholders of the Janus Fund and, thereafter, will be subject to the notice requirements of the Janus Fund, as described above under “Comparison of Business Structures, Shareholder Rights and Applicable Law – Submission of Shareholder Proposals.” The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the Meeting. For a shareholder proposal to be considered at a shareholder meeting, it must be a proper matter for consideration under applicable law.
INFORMATION FILED WITH THE SECURITIES
AND EXCHANGE COMMISSION
This Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements and the exhibits relating thereto filed by the Funds and, with respect to the Nicholas Fund only, annual and semi-annual reports and Form N-CSR filed by the Nicholas Fund, as such documents have been filed with the SEC pursuant to the requirements of the Securities Act and the 1940 Act, to which reference is hereby made. Exhibit A contains a list of the specific prospectus incorporated by reference into the Proxy Statement/Prospectus and related SEC file numbers. Exhibit G contains additional information about the Janus Fund.
Each of the Janus Fund and the Nicholas Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, the Janus Fund and the Nicholas Fund file reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Janus Fund on Form N-14 of which this Proxy Statement/Prospectus is a part) are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

EXHIBIT A

PROSPECTUS INCORPORATED BY REFERENCE INTO THE PROXY STATEMENT/PROSPECTUS

1.
Prospectus dated February 28, 2026 for Nicholas Fund, Inc. with respect to Class I shares of the Nicholas Fund, Inc. (filed via EDGAR on February 27, 2026, Accession No. 0001193125-26-079134) (File No. 811‑01728).
2.
Prospectus Supplement dated October 19, 2026 for Nicholas Fund, Inc. (filed via EDGAR on October 19, 2026, Accession No. 0001193125-26-424659) (File No. 002-30447).

A-1

EXHIBIT B
COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS

Nicholas Fund’s Fundamental Investment Restriction	Janus Fund’s Fundamental Investment Restriction
Diversification
Not more than 5% of the Fund’s total net assets, taken at market value, will be invested in the securities of any one issuer (excluding U.S. Government securities).	N/A
Industry Concentration
Not more than 25% of the Fund’s total assets will be concentrated in companies of any one industry or group of related industries.	The Fund may not invest 25% or more of the value of its total assets in any particular industry (other than U.S. Government securities).
Borrowing and Senior Securities
The Fund will not pledge any of its assets.
The Fund may make temporary bank borrowings (not in excess of 5% of the lower of cost or market value of the Fund’s total assets) for emergency or extraordinary purposes.
The Fund will not issue senior securities.
The Fund may not borrow money or issue “senior securities,” in each case except as permitted under the 1940 Act.
Investing in Investment Companies
Securities of other regulated investment companies will not be purchased, except on the open market where no commission or profits result, other than the broker’s commission, or as a part of a plan of merger, consolidation or reorganization approved by shareholders of the Fund. No more than 5% of the value of the Fund’s total net assets will be invested in the securities of other regulated investment companies.
N/A
Investing in Physical Commodities
N/A
The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities)

Investing in Real Estate
B-1

Nicholas Fund’s Fundamental Investment Restriction	Janus Fund’s Fundamental Investment Restriction
The Fund will not purchase or sell real estate or interests in real estate, commodities or commodity futures. The Fund may invest in the securities of real estate investment trusts, but not more than 10% in value of the Fund’s total net assets will be so invested.
The Fund may not invest directly in real estate or interests in real estate; however, a Fund may own debt or equity securities issued by companies engaged in those businesses
Underwriting
N/A	The Fund may not act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities
Lending
The Fund will not purchase securities on margin, participate in a joint trading account, sell securities short, or act as an underwriter or distributor of securities other than its own capital stock. The Fund will not lend money, except for:
(a)
the purchase of a portion of an issue of publicly distributed debt securities;
(b)
investments in repurchase agreements in an amount not to exceed 20% of the total net assets, taken at market, of the Fund; provided, however, that repurchase agreements maturing in more than seven (7) days will not constitute more than 10% of the total net assets, taken at market; and
(c)
the purchase of a portion of bonds, debentures or other debt securities of types commonly distributed privately to financial institutions in an amount not to exceed 10% of the Fund’s total net assets, taken at market.

The Fund may not lend any security or make any other loan if, as a result, more than one-third of a Fund’s total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

Other Fundamental Restrictions
The Fund will not acquire or retain any security issued by a company, if an officer or director of such company is an officer or director of the Fund, or an officer or director or shareholder or other interested person of the Adviser.
Investments will not be made for the purpose of exercising control or management of any company. The Fund will not purchase securities of any issuer if, as a result of such purchase, the Fund would hold more than 10% of the voting securities of such issuer.
N/A

B-2

EXHIBIT C
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [ ]th day of [ ], 2026, by and between Janus Investment Fund, a Massachusetts business trust (the “Janus Trust”), on behalf of Janus Henderson U.S. Research Core Fund, a series of the Janus Trust (the “Acquiring Fund”), and Nicholas Fund, Inc., a Maryland corporation (the “Target Fund”). Janus Henderson Investors US LLC (“JHI”) joins this Agreement solely for the purpose of agreeing to be bound by Paragraph 5. Nicholas Company, Inc. (“NCI”) joins this agreement solely for the purpose of agreeing to be bound by Paragraph 4.3(xi) and Paragraph 5.

Except as otherwise specifically noted, all references in this Agreement to action taken by the Target Fund shall be deemed to refer to action taken by the Target Fund, and all references in this Agreement to action taken by the Acquiring Fund shall be deemed to refer to action taken by the Janus Trust on behalf of the Acquiring Fund.

This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer by the Target Fund of all of its assets to the Acquiring Fund, in exchange solely for Class I, Class T, and Class D voting shares of beneficial interest in the Acquiring Fund, as applicable, (the “Acquiring Fund Shares”) having an aggregate net asset value equal to the aggregate net asset value of the Target Fund pursuant to paragraph 1.1, the assumption by the Acquiring Fund of all the liabilities of the Target Fund, and the distribution of the Class I, Class T, and Class D Acquiring Fund Shares, as applicable, to the shareholders of the Target Fund in complete liquidation of the Target Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS the Target Fund and the Janus Trust are each an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Board of Trustees of the Janus Trust, including a majority of the Trustees of the Janus Trust who are not “interested persons” (as defined in the 1940 Act) of the Target Fund or the Acquiring Fund, has determined that it is in the best interest of the Acquiring Fund that the assets of the Target Fund be acquired by the Acquiring Fund and the liabilities of the Target Fund be assumed by the Acquiring Fund in exchange for Class I, Class T, and Class D Acquiring Fund Shares, as applicable and pursuant to paragraph 1.1, pursuant to this Agreement, and that the interests of existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

WHEREAS, the Board of Directors of the Target Fund, including a majority of the directors of the Target Fund who are not “interested persons” (as defined in the 1940 Act) of the Target Fund or the Acquiring Fund, has determined that it is in the best interest of the Target Fund that the assets of the Target Fund be acquired by the Acquiring Fund and the liabilities of the Target Fund be assumed by the Acquiring Fund in exchange for Class I, Class T, and Class D Acquiring Fund Shares, as applicable and pursuant to paragraph 1.1, pursuant to this Agreement, and that the interests of existing shareholders of the Target Fund will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.
PLAN OF REORGANIZATION

1.1
Subject to the requisite approval of the Target Fund’s shareholders and the other terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, (i) the Target Fund shall transfer all of its Assets (as defined below), as set forth in paragraph 1.2, to the Acquiring Fund, (ii) the Janus Trust shall cause the Acquiring Fund to deliver to the Target Fund full and fractional (rounded to the fourth decimal place) Class I, Class T, and Class D Acquiring Fund Shares, as applicable and pursuant to paragraph 1.1(iii) herein, having an aggregate net asset value equal to the value of the aggregate net assets of the Target Fund; (iii) the

Class I, Class T, and Class D Acquiring Fund Shares shall be distributed to the Target Fund’s shareholders as follows: to the extent that any then current shareholder or shareholders of the Target Fund hold shares directly rather than through a broker-dealer or financial institution (a “Processing Intermediary”), then such shareholders shall receive Class D Acquiring Fund Shares; to the extent that any then current shareholder or shareholders of the Target Fund hold shares through a Processing Intermediary, including mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust programs, and retirement platforms, then such shareholders shall receive Class I Acquiring Fund Shares; and to the extent that any then current shareholder or shareholders of the Target Fund hold shares through a self-directed account on a supermarket platform, then such shareholders shall receive Class T Acquiring Fund Shares, as of the close of regular session trading on the New York Stock Exchange (the “Valuation Time”) on the Closing Date, as set forth in paragraph 2.1 (the “Closing Date”) and (iv) the Janus Trust shall cause the Acquiring Fund to assume all Liabilities (as defined below) of the Target Fund, as set forth in paragraph 1.2. Such transactions shall take place at the closing provided for in paragraph 2.1 (the “Closing”). The aggregate number of shares of the Acquiring Fund to be issued and delivered to the Target Fund shall be determined as set forth in Section 2.7.

1.2
The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities, interest in futures and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), dividends, interest or other receivables that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date (collectively, the “Assets”).

1.3
To the extent consistent with the Target Fund’s investment objective and policies, the Target Fund will use its reasonable best efforts to discharge all of its known liabilities and obligations prior to the Valuation Time. The Acquiring Fund will assume all of the liabilities, expenses, costs, charges, debts, obligations, duties and reserves of the Target Fund of any kind, whether absolute, accrued, contingent, known or unknown, or otherwise in existence on the Closing Date; provided, however, the Acquiring Fund shall not assume (i) any obligation arising from the termination of any Target Fund agreements or (ii) any obligations of the Target Fund under this Agreement, including indemnification obligations (collectively the “Liabilities”).

1.4
The Target Fund will distribute in liquidation of the Target Fund pro rata to its shareholders of record of the applicable classes, determined as of immediately after the close of business on the Closing Date (the “Current Shareholders”), the Class I, Class T, and Class D Acquiring Fund Shares, as applicable, received by the Target Fund pursuant to paragraph 1.1. Such distribution and liquidation will be accomplished by the transfer of the Class I, Class T, and Class D Acquiring Fund Shares then credited to the accounts of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Current Shareholders and representing the respective pro rata number of the corresponding class of Acquiring Fund Shares due to such shareholders. All issued and outstanding shares of the Target Fund will simultaneously be canceled on the books of the Target Fund. The Acquiring Fund shall not issue certificates representing the Class I, Class T, and Class D Acquiring Fund Shares, as applicable, in connection with such exchange. Ownership of Class I, Class T, and Class D Acquiring Fund Shares, as applicable, will be shown on the books of the Janus Trust’s transfer agent. As soon as reasonably practicable after the Closing, the Target Fund shall take all steps necessary to effect a complete liquidation of the Target Fund in accordance with its governing instruments and applicable law, and the Target Fund shall not conduct any business after the Closing Date, except as contemplated herein.

1.5
To the extent consistent with the Target Fund’s investment objective and policies, the Target Fund agrees to use reasonable best efforts to dispose of certain assets prior to the Closing as reasonably requested by the Acquiring Fund to the extent necessary to ensure that the combined portfolio following the Closing meets the investment objective, policies and restrictions of the Acquiring Fund. Notwithstanding the foregoing, nothing herein shall permit or require the Target Fund to dispose of any investments or securities if, in the reasonable judgment of the Board of the Target Fund or the investment adviser to the Target Fund, such disposition would adversely affect the status of the Reorganization as a “reorganization” as such term is used in Section 368(a) of the Code or would adversely affect the Target Fund’s status as a “regulated investment company” under the Code, or would not be in the best interest of the Target Fund’s shareholders.

1.6
Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Target Fund Shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7
No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged by the Target Fund or the Acquiring Fund as a result of, or in connection with, the Reorganization.

2.
CLOSING AND CLOSING DATE

2.1
The Closing Date shall be [ ], 2027, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m. New York Time. The Closing shall be held at the offices of JHI, 151 Detroit Street, Denver, Colorado 80206-4805, or at such other time and/or place, or by such other means of communication, as the parties may agree.

2.2
In the event that on the Closing Date or the Valuation Time (i) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereon shall be restricted or (ii) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Janus Trust or the Target Fund or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of an Acquiring Fund or a Target Fund is impracticable, the Closing Date shall be postponed until at least the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

2.3
The Target Fund shall cause [U.S. Bancorp Fund Services, LLC, transfer agent of the Target Fund], to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Current Shareholders and the number, class, dividend reinvestment election, tax withholding status and percentage ownership of outstanding shares of the Target Fund owned by each such shareholder immediately prior to the Closing. The Janus Trust shall issue and deliver or cause Janus Henderson Services US LLC, the transfer agent to the Acquiring Fund, to issue and deliver a confirmation evidencing the Class I, Class D, and Class T Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Target Fund or provide evidence satisfactory to the Target Fund that such Class I, Class D, and Class T Acquiring Fund Shares, as applicable, have been credited to the account of the Current Shareholders on the books of the Acquiring Fund.

2.4
The Target Fund shall cause its custodian to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer identifying all of the Target Fund’s portfolio securities, investments, cash, and any other Assets as of the Valuation Time and stating that the Target Fund’s portfolio securities, investments, cash, and any other Assets shall have been delivered in proper form to constitute good delivery thereof to the Acquiring Fund’s custodian on behalf of the Acquiring Fund on the Closing Date. The Acquiring Fund shall cause its custodian to deliver to the Target Fund at the Closing, a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund’s portfolio securities, cash and other Assets on the Closing Date.

2.5
At the Closing, each party shall deliver to the other such bills of sales, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

2.6
The net asset value per share of the Acquiring Fund Shares to be delivered to the Target Fund, the value of the Assets of the Target Fund transferred hereunder and the value of the Liabilities of the Target Fund to be assumed hereunder shall, in each case, be determined as of the Valuation Time. Such valuations and determinations shall be made by the Acquiring Target Fund, in cooperation with the Target Acquiring Fund, in accordance with the Acquiring Target Fund’s valuation procedures established by the Board of Trustees Directors of the Janus

Trust Target Fund, which shall be provided to the Target Acquiring Fund prior to the Valuation Time, and shall be confirmed in writing to the Target Acquiring Fund. All computations of value shall be subject to review by the Target Acquiring Fund and, if requested by either the Target Fund or the Janus Trust, by the independent registered public accountant of the requesting party.

2.7
The number of Acquiring Fund Shares of each class to be issued (including fractional shares to the third decimal place) shall be determined by dividing the value of the (i) Assets with respect to the corresponding class of the Target Fund, net of the Liabilities of the Target Fund with respect to the corresponding class of the Target Fund (each calculated as of the Valuation Time in accordance with Section 2.6), by (ii) the net asset value per share of the applicable class of the Acquiring Fund as of the Valuation Time.

2.8
The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of the Target Fund as of the Valuation Time, determined as set forth in Section 2.6 above.

3.
REPRESENTATIONS AND WARRANTIES

3.1
The Target Fund, hereby represents and warrants to the Acquiring Fund as follows:

(i) the Target Fund is duly organized and existing under its Amended and Restated Articles of Incorporation (the “Nicholas Articles of Incorporation”) and the laws of the State of Maryland as a corporation; the Target Fund is duly authorized in accordance with the Nicholas Articles of Incorporation; and the Target Fund has power under the Nicholas Articles of Incorporation to own, on behalf of the Target Fund, all of its property and assets;

(ii) the Target Fund is registered under the 1940 Act as an open-end management investment company and its shares are registered for public sale under the Securities Act of 1933, as amended (the “1933 Act”), and such registrations have not been revoked or rescinded and are in full force and effect; the Target Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

(iii) the current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information that the Target Fund used at all times prior to the date of this Agreement (a) conforms or conformed, as applicable, at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and (b) do or did not, as applicable, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(iv) the Target Fund has full power and authority to conduct the Target Fund’s business as it is now being conducted and to own the properties and assets the Target Fund now owns and to execute, deliver and carry out the terms of this Agreement on behalf of the Target Fund;

(v) the execution and delivery of this Agreement by the Target Fund and the consummation of the transactions contemplated hereby are duly authorized by the Board of Directors of the Target Fund and no other proceedings on the part of the Target Fund or the shareholders of the Target Fund (other than as contemplated in paragraph 6.3(i)) are necessary to authorize this Agreement and the transactions contemplated hereby;

(vi) this Agreement has been duly executed by the Target Fund and, subject to the due authorization, execution and delivery of this Agreement by the other party(ies) hereto, constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other laws relating to or affecting creditors’ rights generally, and general equitable principles;

(vii) neither the execution and delivery of this Agreement by the Target Fund, nor the consummation by the Target Fund of the transactions contemplated hereby, will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both) a breach of or default under, the Nicholas Articles of Incorporation or the Bylaws of the Target Fund, as each may be amended, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Target Fund is a party or by which the Target Fund or any of its assets is subject or bound;

(viii) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary (other than as contemplated in paragraphs 4.3(i), 4.3(ii). 4.3(iii) and 6.2(i)) for the execution and delivery of this Agreement by the Target Fund or the consummation of any transactions contemplated hereby by the Target Fund, other than as shall be obtained at or prior to the Closing;

(ix) all of the issued and outstanding shares of the Target Fund are, and at the Closing Date will be duly and validly issued by the Target Fund and outstanding and fully paid and non-assessable, and have been offered for sale in conformity in all material respects with all applicable federal and state securities laws; all of the issued and outstanding shares of the Target Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;

(x) the financial statements of the Target Fund for the most recently completed fiscal year have been, or will be, audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A.  To the knowledge of the Target Fund, such statements[, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, are or will be, as applicable, prepared in accordance with GAAP consistently applied,] and such statements (copies of which, if available, have been furnished or made available to the Acquiring Fund) present fairly, or will present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or, to the knowledge of the Target Fund, is required to be disclosed in the Target Fund’s reports on Form N-CSR and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing Date;

(xi) since the date of the statements delivered in 3.1(x) when available, except as disclosed in writing to the Acquiring Fund, there has not been any change in the financial condition, properties, assets, liabilities or business of the Target Fund that would have a material adverse effect on the Target Fund or its properties or assets other than changes occurring in the ordinary course of business. For purposes of this paragraph 3.1(xi), a decline in the net asset value of the Target Fund shall not constitute a material adverse change;

(xii) there are, and as of the Closing Date will be, no known contingent liabilities of the Target Fund not disclosed in the financial statements delivered pursuant to paragraph 3.1(x)which would materially affect the Target Fund’s financial condition;

(xiii) except as otherwise disclosed in writing to and accepted by the Acquiring Fund, there are no legal, administrative, or other proceedings or investigations of, or before any court or governmental body, presently pending, or to the knowledge of the Target Fund, threatened against the Target Fund, which, if adversely determined, would be expected to have a material adverse effect the Target Fund’s financial condition or the conduct of the Target Fund’s business; the

Target Fund, without any special investigation or inquiry, knows of no facts which might form the basis for the institution of such proceedings or which would affect the Target Fund’s ability to consummate the transactions contemplated herein;

(xiv) as of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided or will provide the Acquiring Fund with all information relating to the Target Fund reasonably necessary for the preparation of the registration statement filed by the Janus Trust on Form N-14, which includes the proxy statement of the Target Fund with respect to the Reorganization, including any statement of additional information incorporated therein (the “Proxy Statement/Prospectus”), and any supplement or amendment thereto or to the documents included or incorporated by reference therein (collectively, as so amended or supplemented, the “N-14 Registration Statement”), in compliance in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and the 1940 Act and the rules and regulations thereunder in connection with the meeting of shareholders of the Target Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the Proxy Statement/Prospectus, the date the Proxy Statement/Prospectus is first mailed to shareholders of the Target Fund, the date of the meeting of shareholders of the Target Fund and the Closing Date, such information provided by the Target Fund will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that no representation or warranty is made with respect to statements in or omissions from the Proxy Statement/Prospectus made in reliance upon and in conformity with information that was furnished or should have been furnished by or on behalf of the Janus Trust or the Acquiring Fund for use therein;

(xv) on the Closing Date, the Target Fund will have good and marketable title to the transferred Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, other than a lien for taxes not yet due and payable and full right, power and authority to sell, assign, transfer and deliver such Assets; upon delivery of and payment for such Assets, the Acquiring Fund will receive good and marketable title to such Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities other than a lien for taxes not yet due and payable;

(xvi) on the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof;

(xvii) for each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Fund: (i) has elected to qualify, and has qualified or will qualify (in the case of the short taxable year ending on the Closing Date), for taxation as a “regulated investment company” under the Code (a “RIC”); (ii) has been eligible to compute and has computed its federal income tax under Section 852 of the Code, and on or prior to the Closing Date will have declared and paid a distribution with respect to all its investment company taxable income (determined without regard to the deduction for dividends paid), the excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code and its net capital gain (as such terms are defined in the Code) in each case that has accrued or will accrue on or prior to the Closing Date; and (iii) has been, and will be (in the case of the short taxable year ending on the Closing Date), treated as a separate corporation for U.S. federal income tax purposes;

(xviii) the Target Fund is in material compliance with the conditions set forth in all exemptive orders, if any, granted by the Securities and Exchange Commission (the “Commission”) that are currently relied upon by the Target Fund;

(xix) the Target Fund has maintained, or caused to be maintained on its behalf, in all material respects, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder;

(xx) the books and records of the Target Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Target Fund;

(xxi) the Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(xxii) except as otherwise disclosed in writing to the Acquiring Fund, the Target Fund is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and has withheld in respect of dividends and other distributions and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties with respect to such reporting and withholding requirements;

(xxiii) the Target Fund has not been granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made;

(xxiv) the Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder;

(xxv) except as otherwise disclosed to the Acquiring Fund, the Target Fund has not previously been a party to a transaction that qualified as reorganization under Section 368(a) of the Code;

(xxvi) the Target Fund has not received written notification from any tax authority that asserts a position contrary to any of the representations in (xxiii) through (xxvii) above;

(xxvii) the Target Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by its investment adviser or its affiliates;

(xxviii) there are no material contracts outstanding to which the Target Fund is a party except as otherwise disclosed to the Janus Trust and accepted and there are no such contract or commitments that will be terminated with any liability to the Target Fund at or prior to the Closing;

(xxix) the Target Fund has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Target Fund; and

(xxx) the Target Fund has adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder.

3.2
The Janus Trust, on behalf of the Acquiring Fund, hereby represents and warrants to the Target Fund as follows:

(i) the Janus Trust is duly organized and existing under its Amended and Restated Declaration of Trust of the Janus Trust (the “Janus Declaration of Trust”) and the laws of the Commonwealth of Massachusetts as a voluntary association with transferable shares of beneficial interest commonly referred to as a “Massachusetts business trust;” the Acquiring Fund is a series of the Janus Trust; and the Janus Trust has power under the Janus Declaration of Trust to own, on behalf of the Acquiring Fund, all of its property and assets;

(ii) the Janus Trust is registered under the 1940 Act as an open-end management investment company and its shares are registered for public sale under the 1933 Act and such registrations have not been revoked or rescinded and are in full force and effect; the Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to its activities;

(iii) the Janus Trust’s registration statement on Form N-1A that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Fund included therein will comply as to form in all material respects with the requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and on the Closing Date will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, provided, however, that no representation or warranty is made with respect to statements in or omissions from such registration statement, prospectus and statement of additional information made in reliance upon and in conformity with information that was furnished or should have been furnished by or on behalf of the Target Fund for use therein;

(iv) the Janus Trust has full power and authority on behalf of the Acquiring Fund to carry out the terms of this Agreement on behalf of the Acquiring Fund;

(v) the execution and delivery of this Agreement on behalf of the Acquiring Fund and the consummation of the transactions contemplated hereby are duly authorized by the Board of Trustees of the Janus Trust and no other proceedings on the part of the Janus Trust or the shareholders of the Acquiring Fund are necessary to authorize this Agreement and the transactions contemplated hereby;

(vi) this Agreement has been duly executed by the Janus Trust on behalf of the Acquiring Fund and, subject to the due authorization, execution and delivery of this Agreement by the other party(ies) hereto, constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other laws relating to or affecting creditors’ rights generally, and general equitable principles;

(vii) neither the execution and delivery of this Agreement by the Janus Trust on behalf of the Acquiring Fund, nor the consummation by the Janus Trust on behalf of the Acquiring Fund of the transactions contemplated hereby, will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both constitute) a breach of or default under, the Janus Declaration of Trust or the Bylaws of the Janus Trust, as each may be amended, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Janus Trust is a party or by which the Janus Trust or any of its assets is subject or bound;

(viii) the net asset value per share of a Class I, Class T, and Class D Acquiring Fund Share as of the Valuation Time reflects all liabilities of the Acquiring Fund as of that time and date;

(ix) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Janus Trust on behalf of the Acquiring Fund or the consummation of any transactions contemplated hereby by the Janus Trust, other than as shall be obtained at or prior to the Closing;

(x) all of the issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued by the Janus Trust and outstanding and fully paid and non-assessable, and have been offered for sale in conformity in all material respects with all applicable registration requirements of federal and state securities laws;

(xi) except as otherwise disclosed in writing to and accepted by the Target Fund, there are no legal, administrative, or other proceedings or investigations of, or before any court or governmental body, presently pending, or to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund, which, if adversely determined, would be expected to have a material adverse effect on the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business; the Acquiring Fund, without any special investigation or inquiry, knows of no facts which might form the basis for the institution of such proceedings or which would affect the Acquiring Fund’s ability to consummate the transactions contemplated herein;

(xii) the N-14 Registration Statement, on its effective date, at the time of the meeting of shareholders of the Target Fund called to vote on the Reorganization and on the Closing Date, (a) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (b) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading, provided, however, that no representation or warranty is made with respect to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by or on behalf of the Target Fund for use therein;

(xiii) the Proxy Statement/Prospectus, as of its date, the date the Proxy Statement/Prospectus is first mailed to shareholders of the Target Fund and at the time of the meeting of shareholders of the Target Fund called to vote on the Reorganization, did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading, provided, however, that no representation or warranty is made with respect to statements in or omissions from the Proxy Statement/Prospectus made in reliance upon and in conformity with information that was furnished or should have been furnished by or on behalf of the Target Fund for use therein;

(xiv) the Acquiring Fund Shares to be issued pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable, except as provided in the Janus Declaration of Trust or applicable law, and no Acquiring Fund Shareholder will have any preemptive right of subscription or purchase in respect thereof;

(xv) on the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof;

(xvi) for each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund: (i) has elected or will elect to qualify, has qualified or will qualify (in the case of the year that includes the Closing Date) and intends to continue to qualify for taxation as a RIC under the Code; (ii) has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year that includes the Closing Date; and (iii) has been, and will be (in the case of the taxable year that includes the Closing Date), treated as a separate corporation for U.S. federal income tax purposes;

(xvii) the Acquiring Fund is in material compliance with the conditions set forth in all exemptive orders, if any, granted by the Commission that are currently relied upon by the Acquiring Fund;

(xviii) the Acquiring Fund has maintained, or caused to be maintained on its behalf, in all material respects, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder;

(xix) the books and records of the Acquiring Fund made available to the Target Fund and/or its counsel are substantially true and correct; and contain no material misstatements or omissions with respect to the operations of the Acquiring Fund;

(xx) the Janus Trust is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(xxi) except as otherwise disclosed in writing to the Target Fund, the Acquiring Fund is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and has withheld in respect of dividends and other distributions and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties with respect to such reporting and withholding requirements;

(xxii) the Acquiring Fund has not been granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made;

(xxiii) the Acquiring Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder;

(xxiv) except as otherwise disclosed to the Target Fund, the Acquiring Fund has not previously been a party to a transaction that qualified as reorganization under Section 368(a) of the Code;

(xxv) the Acquiring Fund has not received written notification from any tax authority that asserts a position contrary to any of the representations in (xxiii) through (xxivvii) above;

(xxvi) the Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by its investment adviser or its affiliates;

(xxvii) there are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Janus Trust’s registration statement on Form N-1A or in the N-14 Registration Statement;

(xxviii) the Janus Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Acquiring Fund;

(xxix) the Janus Trust and the Acquiring Fund have adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;

(xxx) the copy of the Janus Trust’s valuation procedures that the Janus Trust has provided to the Target Fund is accurate and complete statement of such procedures as of the date that such copy was so provided; and

(xxxi) the Acquiring Fund was formed for the purpose of effecting the transactions contemplated by this Agreement and has no assets or liabilities (other than its rights and obligations under this Agreement and a de minimis amount of assets, if any, held to facilitate the organization of the Acquiring Fund); prior to the Closing Date, the Acquiring Fund shall not have commenced investment operations and there will be no issued and outstanding shares in the Acquiring Fund, except shares issued by the Acquiring Fund to an initial sole shareholder for the purpose of enabling the sole shareholder to take certain organizational actions as are required to be taken by shareholders under the 1940 Act.

4.
CONDITIONS PRECEDENT

4.1
Except to the extent waived in writing by the Target Fund, the obligations of the Target Fund to effectuate the Reorganization shall be subject to the satisfaction of the following conditions:

(i) Class I, Class D, and Class T Acquiring Fund Shares shall have been duly qualified for offering to the public in all states in which such qualification is required for consummation of the transactions contemplated hereunder;

(ii) All representations and warranties of the Janus Trust on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing, with the same force and effect as if then made;

(iii) The Target Fund shall have received a certificate of an officer of the Janus Trust on behalf of the Acquiring Fund in form and substance reasonably satisfactory to the Target Fund and dated as of the Closing Date, certifying that the representations and warranties of or with respect to the Janus Trust and the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Target Fund shall reasonably request;

(iv) The Janus Trust and the Acquiring Fund shall have performed all obligations required to be performed by the Janus Trust or the Acquiring Fund under this Agreement at or prior to the Closing Date;

(v) The Janus Trust, on behalf of the Acquiring Fund, shall have executed and delivered to the Target Fund, on behalf of the Target Fund, an Assumption of Liabilities dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Target Fund existing at the Closing Date in connection with the transactions contemplated by this Agreement.

4.2
Except to the extent waived in writing by the Janus Trust, the obligations of the Janus Trust on behalf of the Acquiring Fund to effectuate the Reorganization shall be subject to the satisfaction of the following conditions:

(i) All representations and warranties of the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing, with the same force and effect as if then made;

(ii) The Janus Trust on behalf of the Acquiring Fund shall have received a certificate of an officer of the Target Fund in form and substance reasonably satisfactory to the Janus Trust and dated as of the Closing Date, certifying that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Janus Trust shall reasonably request;

(iii) The Acquiring Fund will, within a reasonable period of time before the Closing Date, identify the securities, if any, that the Target Fund needs to divest or acquire in order to conform to the Acquiring Fund's investment objectives, policies or restrictions, and will notify the Target Fund accordingly. The Target Fund, if requested by the Acquiring Fund, will acquire or dispose of such securities identified by the Acquiring Fund prior to the Closing Date.

(iv) The Target Fund shall have performed all obligations required to be performed by it under this Agreement at or prior to the Closing Date;

(v) The agreements to which the Target Fund is party shall have been terminated as of the Closing, and each party to this Agreement shall have received evidence of such termination and assurance that no claims for damages (liquidated or otherwise) will arise as a result of such termination.

4.3
Except to the extent waived in writing by both the Target Fund and the Janus Trust, the obligations of the Target Fund, and the Janus Trust, on behalf of the Acquiring Fund, to consummate the Reorganization shall be subject to the satisfaction of the following conditions:

(i) This Agreement and transactions contemplated herein shall have been approved by the Board of Directors of the Target Fund, including a majority of the Directors of the Target Fund who are not “interested persons” (as defined in the 1940 Act) of the Target Fund or the Acquiring Fund, on behalf of the Target Fund, and by the Board of Trustees of the Janus Trust, including a majority of the Trustees of the Janus Trust who are not “interested persons” (as defined in the 1940 Act) of the Target Fund or the Acquiring Fund, on behalf of the Acquiring Fund, and each party shall have delivered to the other party a copy of the resolutions approving this Agreement and the transactions contemplated in connection herewith adopted by such party’s Board of Directors or Trustees, certified by the secretary or equivalent officer; notwithstanding anything herein to the contrary, neither the Target Fund nor the Janus Trust may waive the conditions set forth in this paragraph 4.3(i);

(ii) The Janus Trust shall have filed with the Commission the N-14 Registration Statement and the N-14 Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the N-14 Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the Commission (and not withdrawn or terminated);

(iii) This Agreement has been approved by the affirmative vote of Target Fund Shareholders representing a majority of the outstanding voting securities of the Target Fund; notwithstanding anything herein to the contrary, neither the Target Fund nor the Janus Trust may waive the condition set forth in this paragraph 4.3(iii);

(iv) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of shares of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with this Agreement;

(v) No judgment, order, decree, statute, law, ordinance, rule or regulation, entered, enacted, promulgated, enforced or issued by any court or other governmental entity of competent jurisdiction or other legal restraint or prohibition, whether preliminary, temporary or permanent, shall be in effect that prevents, makes illegal or prohibits the consummation of the Reorganization;

(vi) As of the Closing Date, there shall be no pending litigation brought by any person against the Target Fund or, the Janus Trust or the Acquiring Fund, or any of the investment advisers, directors or officers of the foregoing, as applicable, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein. No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the knowledge of any party hereto, threatened against a party or any of its properties or assets that, if adversely determined, would materially and adversely affect its business or its ability to consummate the transactions herein contemplated;

(vii) On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act;

(viii) All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities) deemed necessary by the Janus Trust and the Acquiring Fund, or the Target Fund, to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund; provided that either party hereto may for itself waive any of such conditions;

(ix) The Acquiring Fund and Target Fund shall have received an opinion in form reasonably satisfactory to each such party, dated as of the Closing Date, of [ ], substantially to the effect that for U.S. federal income tax purposes the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Janus Trust may waive the condition set forth in this paragraph 4.3(ix).

(x) The Target Fund shall have declared and paid a dividend prior to the Closing, which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Target Fund’s investment company taxable income (within the meaning of Section 852(b)(2) of the Code, computed without regard to any deduction for dividends paid), if any, plus any excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all periods up to and including the Closing Date, and all of the Target Fund’s net capital gain (as defined in Section 1222(11) of the Code), if any, for the avoidance of doubt after reduction for any usable capital loss carryforwards, recognized in all periods up to and including the Closing Date.

(xi) NCI shall have arranged for the provision of directors and officers liability and errors and omissions insurance that is substantially similar in scope to the current coverage (“Insurance”) covering the Target Fund, and current and former directors and officers of the Target Fund, with respect to “Wrongful Acts” (as defined under the Insurance) committed on or prior to the Closing Date for a period beginning at the Closing Date and ending no less than [five] years thereafter, and the parties shall have received evidence of the foregoing.

5.
EXPENSES

5.1
NCI and JHI shall bear Reorganization-related expenses, subject to the agreement between such parties, with the exception of any brokerage commissions, transaction costs, and similar expenses in connection with any purchases or sales of securities related to portfolio repositioning in connection with the Reorganization, which will be borne by the Acquiring Fund and the Target Fund, as applicable.

5.2
Each of the Target Fund and the Janus Trust represents that there is no person who has dealt with it who by reason of such dealing is entitled to any broker’s or finders’ or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6.
COVENANTS

6.1
During the period from the date of this Agreement and continuing until the Closing Date, the Janus Trust, on behalf of the Acquiring Fund, and the Target Fund, agree that:

(i) The parties hereto shall cooperate in preparing the N-14 Registration Statement and the Proxy Statement/Prospectus;

(ii) The Janus Trust, on behalf of the Acquiring Fund, and the Target Fund, will, subject to the provisions of this Agreement, take, or cause to be taken, all commercially reasonable actions, and do or cause to be done all commercially reasonably things, necessary, proper or advisable to fulfill or obtain the fulfillment of the conditions precedent set forth in this Agreement and to consummate and make effective the transactions contemplated by this Agreement; and

(iii) It is the intention of the parties that the Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of a Reorganization to qualify as a reorganization with the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Fund and the Target Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable [  ] to render the tax opinions required as a condition to the Closing of this Agreement (including, without limitation, each party’s execution of representations reasonably requested by and addressed to [  ]).

6.2
During the period from the date of this Agreement and continuing until the Closing Date, the Janus Trust on behalf of the Acquiring Fund agrees that:

(i) The Janus Trust will file the N-14 Registration Statement with the SEC and will use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as possible; each party agrees to cooperate fully with the other, and each will furnish to the other the information related to itself to be set forth in the N-14 Registration Statement as required by the 1933 Act, 1934 Act and the 1940 Act, and the rules and regulations thereunder, and state securities laws;

(ii) The Acquiring Fund will not engage in any business activities other than such activities as are directly related to the organization of the Acquiring Fund in anticipation of the Reorganization and any other transactions contemplated hereby.

6.3
During the period from the date of this Agreement and continuing until the Closing Date, the Target Fund agrees that:

(i) The Board of Directors of the Target Fund will call a meeting of shareholders of the Target Fund, to consider and act upon this Agreement (the “Target Fund Shareholder Meeting”) and to take all other actions necessary to submit the transactions contemplated herein to Target Fund Shareholders for approval;

(ii) The Target Fund will mail the Proxy Statement/Prospectus to Target Fund Shareholders entitled to vote at the Target Fund Shareholder Meeting, in sufficient time to comply with requirements as to notice thereof;

(iii) Except as otherwise set forth herein, the Target Fund: (a) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (b) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Target Fund, as appropriate, in the ordinary course in all material respects;

(iv) The Target Fund will not sell or otherwise dispose of any of the Acquiring Fund Shares to be received in the Reorganization, except in distribution to the Target Fund Shareholders as provided in this Agreement;

(v) The Target Fund will, from time to time, as and when reasonably requested by the Janus Trust on behalf of the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and take or cause to be taken such further actions as the other party may reasonably deem necessary or desirable in order to vest in and confirm the Janus Trust’s, on behalf of the Acquiring Fund, title to and possession of all the Assets transferred hereby;

(vi) At or prior the Closing Date, the Target Fund will provide the Janus Trust with (a) a statement of the respective tax basis and holding period of all the transferred Assets, (b) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the Closing Date, who are to become holders of the Acquiring Fund as a result of the Reorganization, certified by the transfer agent of the Target Fund or an officer of the Target Fund on behalf of the Target Fund to the best of their knowledge and belief, (c) if requested by the Acquiring Fund, all FIN 48 work papers and supporting statements pertaining to the Target Fund, and (d) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date; and

(vii) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares;

(viii) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund.

7.
ENTIRE AGREEMENT

The Target Fund, and the Janus Trust, on behalf of the Acquiring Fund, agree that this Agreement constitutes the entire agreement between the parties.

8.
TERMINATION

8.1
This Agreement and the transactions contemplated hereby may be terminated and abandoned by the mutual agreement of the Target Fund and the Janus Trust.

8.2
Either the Target Fund or the Janus Trust may at its option terminate this Agreement at or prior to the Closing Date because:

(i) of a material breach by the other party of any representation, warranty or agreement contained herein to be performed at or prior the Closing Date;

(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met prior to the Closing Date;

(iii) there shall be a final, non-appealable order of a federal or state court in effect preventing consummation of the transactions contemplated hereby; or there shall be any final action taken, or any statute, rule, regulation or order enacted, promulgated or issued or deemed applicable to the transactions contemplated hereby by any governmental entity which would make consummation of the transactions contemplated hereby illegal; or

(iv) the closing has not occurred on or prior to [ ]; unless such date is extended by mutual agreement of the Acquiring Fund and the Target Fund (provided that the right to terminate this Agreement pursuant to this paragraph 8.2(iii) shall not be available to any party whose failure to fulfill any of its obligations under this Agreement has been the cause of or resulted in the failure of the Closing to occur on or before such date).

8.3
In the event that the Board of Directors of the Target Fund or the Board of Trustees of the Janus Trust reasonably determines, after consultation with outside counsel, that the failure to terminate this Agreement would constitute a breach of the fiduciary duties of such Board of Directors or Trustees (such fiduciary duty to be interpreted in accordance with the laws of the state in which such trust or entity is organized), such party may terminate this Agreement with the written consent of the other party, which consent shall not be unreasonably withheld. The party seeking termination pursuant to this Section 8.3 shall provide written notice to the other party of the determination by the Board of Directors or Trustees of the party seeking termination and the facts and circumstances that form the basis for such determination.

8.4
In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of any Target Fund, Acquiring Fund, Janus Trust, or their respective directors, trustees, officers, agents or shareholders in respect of this Agreement other than with respect to Section 13.

9.
AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties; provided, however, that at any time after the approval of this Agreement by Target Fund Shareholders, no amendment or modification shall be made which by law requires further approval by such shareholders without such further approval.

10.
NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, overnight courier, personal delivery or certified mail addressed to:

For the Target Fund:
411 East Wisconsin Avenue
Milwaukee, WI 53202
Attention: Secretary

For NCI:
411 East Wisconsin Avenue
Milwaukee, WI 53202
Attention: Secretary

For the Janus Trust or the Acquiring Fund:
151 Detroit Street
Denver, Colorado 80206-4805
Attention: [ ]

[E-mail Address]

For JHI:
151 Detroit Street
Denver, Colorado 80206-4805
Attention: [ ]
[E-mail Address]

11.
COOPERATION AND EXCHANGE OF INFORMATION

Copies of all books and records of the Target Fund shall be delivered to the Janus Trust at the Closing Date. Prior to the Closing and for a reasonable time thereafter, the Target Fund and the Janus Trust on behalf of the Acquiring Fund will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any tax return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired, each such party or their respective agents will retain all returns, schedules and work papers and all material records or other documents relating to tax matters and financial reporting of tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing Date and for all prior taxable periods for which the statute of limitation had not run at the Closing Date, provided that the Target Fund shall not be required to maintain any such documents that it has delivered to the Janus Trust.

12.
DISSOLUTION OF THE TARGET FUND

The Target Fund (i) has entered into an agreement and plan of reorganization pursuant to which the assets of such corporation would be transferred to, and the liabilities of such series would be assumed by, a series of the Janus Trust, (ii) will be reorganized into an entity, which after giving effect to such reorganization, is not required to register as an investment company or (iii) will adopt a plan of liquidation or engage in such other transaction or transactions which results in the liquidation of such series. Upon the completion of all such transactions, the Target Fund will be terminated and dissolved in accordance with the Nicholas Articles of Incorporation, the laws of the State of Maryland and any other applicable law and shall not conduct any business except in connection with its dissolution and termination.

13.
INDEMNIFICATION

13.1
Each party (an “Indemnitor”) shall indemnify and hold the other and its officers, directors, trustees, agents and persons controlled by or controlling any of them (each an “Indemnified Party”) harmless from and against any and all losses, damages, liabilities, claims, demands, judgments, settlements, deficiencies, taxes, assessments, charges, costs and expenses of any nature whatsoever (including reasonable attorneys’ fees and reasonable costs of investigation) including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by such Indemnified Party in connection with the defense or disposition of any claim, action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such Indemnified Party may be or may have been involved as a party or otherwise or with which such Indemnified Party may be or may have been threatened (collectively, the “Losses”) arising out of or related to any claim of a breach of any representation, warranty or covenant made herein by the Indemnitor; provided, however, that no Indemnified Party shall be indemnified hereunder against any Losses arising directly from such Indemnified Party’s (i) willful misfeasance, (ii) bad faith, (iii) gross negligence or (iv) reckless disregard of the duties involved in the conduct of such Indemnified Party’s position.

13.2
The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs and expenses in respect of which indemnity may be sought hereunder. The Indemnified Party shall give written notice to Indemnitor within the earlier of ten (10) days of receipt of written notice to the Indemnified Party or thirty (30) days from discovery by the Indemnified Party of any matters which may give rise to a claim for indemnification or reimbursement under this Agreement. The failure to give such notice shall not affect the right of the Indemnified Party to indemnity hereunder unless such failure has materially and adversely affected the rights of the Indemnitor. At any time after ten (10) days from the giving of such notice, the Indemnified Party may, at its option, resist, settle or otherwise compromise, or pay such claim unless it shall have received notice from the Indemnitor that the Indemnitor intends, at the Indemnitor’s sole cost and expense, to assume the defense of any such matter, in which case the Indemnified Party shall have the right, at no cost or expense to the Indemnitor, to participate in such defense. If the Indemnitor does not assume the defense of such matter, and in any event until the Indemnitor states in writing that it will assume the defense, the Indemnitor shall pay all costs of the Indemnified Party arising out of the defense until the defense is assumed; provided, however, that the Indemnified Party shall consult with the Indemnitor and obtain indemnitor’s prior written consent to any payment or settlement of any such claim. The Indemnitor shall keep the Indemnified Party fully apprised at all times as to the status of the defense. If the Indemnitor does not assume the defense, the Indemnified Party shall keep the Indemnitor apprised at all times as to the status of the defense. Following indemnification as provided for hereunder, the Indemnitor shall be subrogated to all rights of the Indemnified Party with respect to all third parties, firms or corporations relating to the matter for which indemnification has been made.

14.
HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1
The paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2
This Agreement may be executed in any number of counterparts each of which shall be deemed an original.

14.3
The respective representations and warranties contained in Section 3 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Funds, nor any of their respective officers, directors, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

14.4
This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts; provided that, in the case of any conflict between those laws and the 1940 Act, the latter shall govern.

14.5
This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.6
It is expressly agreed that the obligations of the Janus Trust hereunder shall not be binding upon any of the Trustees, consultants, shareholders, nominees, officers, agents or employees of the Janus Trust personally, but shall bind only the trust property of the Janus Trust, as provided in the Janus Declaration of Trust. The execution and delivery by such officers of the Janus Trust shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Janus Trust as provided in the Janus Declaration of Trust. The Janus Trust is a series company with multiple series and has entered into this Agreement on behalf of the Acquiring Fund.

IN WITNESS WHEREOF, the undersigned has caused this Agreement to be executed as of the date set forth above.

JANUS INVESTMENT FUND
For and on behalf of the Acquiring Fund
____________________________________________
By:
Title:

NICHOLAS FUND, INC.
For and on behalf of the Target Fund
____________________________________________
By:
Title:

For purposes of Paragraph 5:

JANUS HENDERSON INVESTORS US LLC

____________________________________________
By:
Title:

For purposes of Paragraph 4.3(xi) and Paragraph 5:
NICHOLAS COMPANY, INC.

____________________________________________
By:
Title:

EXHIBIT D
FINANCIAL HIGHLIGHTS TABLES
The financial highlights tables are intended to help you understand the Nicholas Fund’s financial performance for the past five fiscal years or if shorter, the applicable period of operations since the inception of the Fund or class of Fund shares and are included in the Nicholas Fund’s prospectus which is incorporated herein by reference. The information for the fiscal year ended October 31, 2025 has been audited by Deloitte & Touche LLP.

The financial highlights tables below provide additional information for the most recent six-month semi-annual reporting period for the Nicholas Fund. The information is unaudited. The Nicholas Fund’s fiscal year end is October 31 and, accordingly, the Nicholas Fund’s financial highlights tables below contain information for the six-month period ended April 30, 2026.

The Janus Fund is new and has no performance history as of the date of this Proxy Statement/Prospectus. The Janus Fund will adopt the financial history, including the Financial Highlights, of the Nicholas Fund following the Reorganization.

Financial Highlights (NICSX)
For a share outstanding throughout each period

	Six Months Ended 04/30/2026		Seven Months Ended		Years Ended March 31,
	(unaudited)		10/31/2025 *		2025	2024	2023	2022
NET ASSET VALUE, BEGINNING OF PERIOD	$ 93.68		$ 89.46		$ 95.25	$ 75.77	$ 80.56	$ 80.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (1)	.03		.11		.28	.32	.21	.15
Net gain (loss) on securities (realized and unrealized)	(1.05)		8.94		1.54	25.06	(3.43)	10.51
Total from investment operations	(1.02)		9.05		1.82	25.38	(3.22)	10.66

LESS DISTRIBUTIONS
From net investment income	-		-		(.28)	(.32)	(.19)	(.20)
From net capital gain	(3.37)		(4.83)		(7.33)	(5.58)	(1.38)	(10.04)
Total distributions	(3.37)		(4.83)		(7.61)	(5.90)	(1.57)	(10.24)

NET ASSET VALUE, END OF PERIOD	$ 89.29		$ 93.68		$ 89.46	$ 95.25	$ 75.77	$ 80.56

TOTAL RETURN	(1.11)%	(2)	10.41%	(2)	1.84%	34.93%	(3.86)%	13.42%

SUPPLEMENTAL DATA
Net assets, end of period (millions)	$ 3,877.5		$ 4,179.5		$3,986.5	$ 4,177.7	$ 3,256.2	$ 3,582.6
Ratio of expenses to average net assets	.71%	(3)	.70%	(3)	.70%	.70%	.71%	.71%
Ratio of net investment income to average net assets	.07%	(3)	.20%	(3)	.28%	.39%	.30%	.18%
Portfolio turnover rate	18.59%	(3)	9.04%	(2)	15.41%	10.67%	15.61%	11.49%

*For the seven months ended October 31, 2025. Prior to April 1, 2025, the Fund's fiscal year end was March 31.

(1) Computed based on average shares outstanding.

(2) Not annualized.
(3) Annualized.

EXHIBIT E
OUTSTANDING SHARES OF THE NICHOLAS FUND
As of [
], 2026, there were [  ] shares outstanding of the Nicholas Fund.

E-1

EXHIBIT F
OWNERSHIP OF SHARES OF THE Nicholas Fund
Significant Holders
Listed below is the name, address and percent ownership of each person who, as of the Record Date, to the best knowledge of the Nicholas Fund owned 5% or more of the outstanding shares of each class of the Nicholas Fund and of each person who, as of the Record Date, to the best knowledge of the Janus Fund owned 5% or more of the outstanding shares of each class of the Janus Fund.  A shareholder who owns beneficially 25% or more of the outstanding securities of the Nicholas Fund or the Janus Fund is presumed to “control” the Portfolio as defined in the 1940 Act.  Such control may affect the voting rights of other shareholders.
	Name and Address	Percentage Held
Nicholas Fund

Security Ownership of Management and Directors

[To the best knowledge of the Nicholas Fund, the ownership of shares of the Nicholas Fund by executive officers and Directors of Nicholas Fund as a group constituted less than 1% of each outstanding class of shares of the Nicholas Fund as of the Record Date.]

F-1

Exhibit G—Additional Information about the Janus Fund
ADDITIONAL INVESTMENT STRATEGIES AND GENERAL PORTFOLIO POLICIES
[To be updated by amendment]
The Janus Investment Fund’s Board of Trustees (“Trustees”) may change the Janus Fund’s investment objective or non-fundamental principal investment strategies without a shareholder vote. The Janus Fund will notify you in writing at least 60 days before making any such change it considers material. Because the Janus Fund has an 80% investment policy, the Janus Fund will provide shareholders with at least 60 days’ notice prior to changing this policy. If there is a material change to the Janus Fund’s investment objective or principal investment strategies, you should consider whether the Janus Fund remains an appropriate investment for you. There is no guarantee that the Janus Fund will achieve its investment objective. Unless otherwise stated, the following section provides additional information about the investment strategies and general policies that are summarized in the Janus Fund Summary section, including the types of securities the Janus Fund may invest in when pursuing its investment objective. This section also describes investment strategies and policies that the Janus Fund may use to a lesser extent. These non-principal investment strategies and policies may become more important in the future since the Janus Fund’s composition can change over time. Except for the Janus Fund’s policies with respect to illiquid investments, borrowing, and derivatives use, the percentage limitations included in these policies and elsewhere in this Prospectus and/or the SAI normally apply only at the time of purchase of a security. So, for example, if the Janus Fund exceeds a limit, other than illiquid investments, borrowing, and derivatives use, as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities. The “Glossary of Investment Terms” includes descriptions of investment terms used throughout the Prospectus.
Security Selection
The Janus Fund pursues its investment objective by investing primarily in common stocks. Janus’s equity research analysts (the “Central Research Team”) select investments for the Janus Fund that represent the Central Research Team’s high-conviction investment ideas in all market capitalizations and styles. The Central Research Team conducts fundamental analysis with a focus on “bottom-up” research, quantitative modeling, and valuation analysis and rate their stocks based upon attractiveness. Stocks considered to be attractive may have all or some of the following characteristics: (i) good and preferably growing free cash flow, (ii) strong and defensible market position, (iii) healthy risk/return profile, (iv) exemplary governance, (v) attractive valuation, and (vi) growth potential. Analysts bring their high-conviction ideas to their respective sector teams. Each sector team compares the appreciation and risk potential of its high-conviction ideas and constructs a sector sleeve that is intended to maximize the best risk-reward opportunities. The sector sleeves are then combined to form the Janus Fund’s overall portfolio. The Portfolio Oversight Team, which includes portfolio management, oversees the overall portfolio to manage unintended style risks. Although the Central Research Team may find high-conviction investment ideas anywhere in the world, the Central Research Team emphasizes investments in securities of U.S.-based issuers for this Fund. Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment, if the risk characteristics have caused a re-evaluation of the opportunity, or if the investment thesis for owning a position has changed. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.
Cash Position
The Janus Fund may not always stay fully invested. When portfolio management believes that market conditions are unfavorable for investing, or when portfolio management is otherwise unable to locate attractive investment opportunities, the Janus Fund’s cash or similar investments may increase. When the Janus Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Janus Fund remained more fully invested. To the extent the Janus Fund invests its uninvested cash through a sweep program (meaning its uninvested cash is pooled with uninvested cash of other funds and invested in certain securities such as repurchase agreements), it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Janus Fund from accessing its cash.
In addition, the Janus Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances to meet unusually large redemptions. The Janus Fund’s cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, the Janus Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Janus Fund may take positions that are inconsistent with its investment policies. As a result, the Janus Fund may not achieve its investment objective.
ESG Integration
As part of the Janus Fund’s investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors may include corporate governance, political governance, executive pay, board structure and diversity, business ethics, corporate reporting, company culture, human capital management and diversity, community relations, human rights, exposure to climate change, biodiversity, and deforestation. Portfolio management focuses on the ESG Factors it considers most likely to have a material impact on the long-term financial performance of the issuer, which includes identifying ESG Factors attributable to a particular region, sector, industry, or issuer. To facilitate its assessment of ESG Factors, portfolio management uses issuer reports, third-party data and internally generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be considered in every investment decision. Portfolio management may assess the relevance of ESG Factors to its fundamental research process differently across issuers, sectors, regions, and asset classes.
Illiquid Investments
The Janus Fund will not acquire any illiquid investment if, immediately after the acquisition, the Janus Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An illiquid investment is any investment that the Janus Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
Initial Public Offerings and Secondary Offerings
The Janus Fund may purchase shares issued as part of, or a short period after, a company’s IPO, and may at times dispose of those shares shortly after their acquisition. An IPO is the first sale of stock by a private company to the public. IPOs are often issued by smaller, younger companies seeking the capital to expand, but can also be done by large privately-owned companies looking to become publicly traded. The Janus Fund may also purchase shares in offerings made by companies that are publicly traded (“secondary offerings”). Secondary offerings may be made by companies for a number of reasons, including as part of a refinancing, to raise capital for growth, and/or to provide existing shareholders with a way to register and sell restricted shares.
Nondiversification
Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. The Janus Fund is classified as nondiversified. A fund that is classified as nondiversified has the ability to take larger positions in more securities than a fund that is classified as diversified. This gives a fund which is classified as nondiversified more flexibility to focus its investments in companies that portfolio management has identified as the most attractive for the investment objective and strategy of the fund. However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of the Janus Fund.
REITs and Real Estate-Related Securities
The Janus Fund may invest in equity and debt securities of real estate-related companies. These securities may include common stocks, preferred stocks, and other securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities (such as real estate operating companies (“REOCs”)). A REIT is an entity that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are often categorized as equity REITs, mortgage REITs, and hybrid REITs. An equity REIT, the most common type of REIT, invests primarily in the fee ownership of land and buildings. An equity REIT derives its income primarily from rental income but may also realize capital gains or losses by selling real estate properties in its portfolio that have appreciated or depreciated in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development, or long-term loans. A mortgage REIT generally derives its income from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.
Similar to REITs, REOCs are publicly-traded real estate companies that typically engage in the development, management or financing of real estate, such as homebuilders, hotel management companies, land developers and brokers. REOCs, however, have not elected (or are not eligible) to be taxed as a REIT. The reasons for not making such an election include the (i) availability of tax-loss carry-forwards, (ii) operation in non-REIT-qualifying lines of business, and (iii) ability to retain earnings. Instead, REOCs are generally structured as “C” corporations under the Internal Revenue Code of 1986, as amended, and, as a result, are not required to distribute any portion of their income. In this regard, although REOCs do not receive the same favorable tax treatment that is accorded to REITs, REOCs are typically subject to fewer restrictions than REITs, including the ability to retain and/or reinvest funds from operations and more flexibility in terms of the real estate investments they can make.
Securities Lending
The Janus Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination. When the Janus Fund lends its securities, it receives collateral (including cash collateral), at least equal to the value of securities loaned. The Janus Fund may earn income by investing this collateral in one or more affiliated or non-affiliated cash management vehicles or in time deposits. It is also possible that, due to a decline in the value of a cash management vehicle in which collateral is invested, the Janus Fund may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Janus Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Janus Fund to collateralize the loan. If the Janus Fund is unable to recover a security on loan, the Janus Fund may use the collateral to purchase a replacement security in the market. There is a risk that the value of the collateral could be insufficient to cover the cost of the replacement security, resulting in a loss to the Janus Fund. In certain circumstances, individual loan transactions could yield negative returns. Janus intends to manage a portion of the cash collateral in an affiliated cash management vehicle and will receive an investment advisory fee for managing such assets.
Special Situations
The Janus Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of portfolio management, the securities of a particular issuer will be recognized as undervalued by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies involved in bankruptcy proceedings, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management or other extraordinary corporate event; (iv) differences in market supply of and demand for the security; or (v) significant changes in cost structure.
U.S. Government Securities
The Janus Fund may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the full faith and credit of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, the Janus Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.
Because of the rising U.S. Government debt burden, it is possible that the U.S. Government may not be able to meet its financial obligations or that securities issued or backed by the U.S. Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.
Other Types of Investments
Unless otherwise stated within its specific investment policies, the Janus Fund may also invest in other types of domestic securities and use other investment strategies, as described in the “Glossary of Investment Terms.” These securities and strategies are not intended to be principal investment strategies of the Janus Fund. If successful, they may benefit the Janus Fund by earning a return on the Janus Fund’s assets or reducing risk; however, they may not achieve the Janus Fund’s investment objective.
RISKS OF THE JANUS FUND
The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Janus Fund. The following information is intended to help you better understand some of the risks of investing in the Janus Fund, including the principal risks that are summarized in the Janus Fund Summary section. This information also includes descriptions of other risks the Janus Fund may be subject to as a result of additional investment strategies and general policies that may apply to the Janus Fund. The impact of the following risks on the Janus Fund may vary depending on the Janus Fund’s investments. The greater the Janus Fund’s investment in a particular security, the greater the Janus Fund’s exposure to the risks associated with that security. Before investing in the Janus Fund, you should consider carefully the risks that you assume when investing in the Janus Fund.
Convertible Securities Risk. The Janus Fund may invest in securities that are convertible into preferred and common stocks, and thus, is subject to the risks of investments in both debt and equity securities. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying preferred and common stocks and, therefore, also will react to variations in the general market for equity securities.

Equity Securities Risk. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed-income securities. These risks are generally magnified in the case of equity investments in distressed companies.
ESG Integration Risk. There is a risk that considering ESG Factors as part of the Janus Fund’s investment process may fail to produce the intended results or that the Janus Fund may perform differently from funds that have a similar investment style but do not formally incorporate such considerations in their strategy. While portfolio management believes that the consideration of financially material ESG Factors has the potential to provide better risk-adjusted returns, ESG Factors may not be considered for every investment decision and there is no guarantee that the consideration of ESG Factors will result in better performance. There can be no guarantee that all relevant ESG Factors will be identified and considered. In addition, information related to ESG Factors provided by issuers and third parties, which portfolio management may utilize, continues to develop, and may be incomplete, inaccurate, use different or inconsistent methodologies or be applied differently across issuers and industries. Further, the U.S. regulatory landscape regarding the use of ESG Factors in investing is still developing and future rules and regulations may require the Janus Fund to modify or alter its investment process and/or how it discloses its consideration of ESG Factors which could result in increased compliance costs or risks to the Janus Fund.
Industry and Sector Risk. Industry and sector risk is the possibility that a group of related securities will decline in price due to industry-specific or economic sector-specific developments. Companies in the same or similar industries and economic sectors may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Janus Fund’s investments in multiple companies in a particular industry or economic sector may increase the Janus Fund’s exposure to industry and sector risk. As the Janus Fund’s portfolio becomes more concentrated, the Janus Fund is less able to spread risk and potentially reduce the risk of loss and volatility.
•
Technology Sector Risk. In the technology sector, competitive pressures may have a significant effect on the performance of companies in which the Janus Fund may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing, which may increase their volatility.

Initial Public Offering and Secondary Offering Risk. The Janus Fund’s purchase of shares issued in an IPO exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. Attractive IPOs are often oversubscribed and may not be available to the Janus Fund, or may be available only in very limited quantities. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated up and down significantly over short periods of time. There can be no assurance that the Janus Fund will identify favorable IPO investment opportunities. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. In addition, as a fund increases in size, the impact of IPOs on the fund’s performance will generally decrease.
The Janus Fund may purchase shares in secondary offerings. Secondary offerings may expose the Janus Fund to some of the risks of IPOs. Participation in secondary offerings may have a magnified impact on the performance of the Janus Fund to the extent that it has a small asset base and the Janus Fund may not experience similar performance as its assets grow. Secondary offering shares frequently are volatile in price. As a result, the Janus Fund may hold secondary offering shares for a very short period of time. This may increase the portfolio turnover rate of the Janus

Fund and may lead to increased expenses for the Janus Fund, such as commissions and transaction costs. In addition, secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.
Market Risk. The value of the Janus Fund’s portfolio may decrease if the value of one or more issuers in the Janus Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Janus Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Janus Fund invests. If the value of the Janus Fund’s portfolio decreases, the Janus Fund’s net asset value will also decrease, which means if you sell your shares in the Janus Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.
The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, armed conflicts, including related sanctions, social unrest, tariffs, trade disputes, financial institution failures, and economic recessions, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant and negative impact on the global economies and financial markets.
•
Armed Conflicts Risk. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact the Janus Fund. The extent and duration of each conflict, resulting sanctions, and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the United States and broader global economy and the markets for certain securities and commodities.

Market Capitalization Risk. To the extent the Janus Fund focuses its investments in small-, mid-, or large-sized companies, it may be subject to associated risks. At any given time, any of these market capitalizations may go in and out of favor based on market and economic conditions.

•
Large-Sized Companies Risk. Large-sized companies may be less able than smaller-sized companies to adapt to changing market conditions. Large-sized companies may be more mature and subject to more limited growth potential compared with smaller sized companies. During different market cycles, the performance of large-sized companies has trailed the overall performance of the broader securities markets.

•
Small- and Mid-Sized Companies Risk. Investments in securities issued by small- and mid-sized companies, which can include smaller companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, small- and mid-sized companies may suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Janus Fund’s returns, especially as market conditions change.

Money Market Fund Investment Risk. The Janus Fund may have cash balances that have not been invested in portfolio securities, which may be used to purchase shares of affiliated or non-affiliated money market funds, or cash management pooled investment vehicles that operate as money market funds, as part of a cash sweep program. By investing in a money market fund, the Janus Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. The money market fund may not achieve its investment objective and the Janus Fund may lose money. To the extent the Janus Fund transacts in instruments such as derivatives, the Janus Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Janus Fund’s investments in derivatives. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that a money market fund will maintain a $1.00 per share net asset value at all times. Factors that could adversely affect the value of a money market fund’s shares include, among other things, a sharp rise in interest rates, an illiquid market for the securities held by the money market fund, a high volume of redemption activity in a fund’s shares, and a credit event or credit rating downgrade affecting one or more of the issuers of securities held by the money market fund. In addition, the failure of even an unrelated money market fund to maintain a stable net asset value could create a widespread risk of increased redemption pressures on all money market funds, potentially jeopardizing the stability of their net asset values. Certain money market funds have in the past failed to maintain stable net asset values, and there can be no assurance that such failures and resulting redemption pressures will not impact money market funds in the future.
Rules adopted by the Securities and Exchange Commission (the “SEC”) require, among other things, certain money market funds to cause transactions in shares of these funds to be effected using a fund’s net asset value per share calculated out to the fourth decimal point (e.g., $1.0000 instead of $1.00). “Government Money Market Funds” and “Retail Money Market Funds” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, are not subject to the floating net asset value requirements, as described above. In addition, certain money market funds may impose a discretionary fee (up to 2%) upon sale of shares because of market conditions or other factors if a fund’s board or a delegate believes such fee is in the best interest of the fund. There can be no assurance that the Janus Fund’s investments in money market funds are not adversely affected by reforms to money market regulation that may be adopted by the SEC or other regulatory authorities.
In addition to the fees and expenses that the Janus Fund directly bears, the Janus Fund indirectly bears the fees and expenses of any money market fund in which it invests.
Nondiversification Risk. The Janus Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. As a result, an increase or decrease in the value of a single security held by the Janus Fund may have a greater impact on the Janus Fund’s net asset value and total return. Being nondiversified may also make the Janus Fund more susceptible to financial, economic, political, or other developments that may impact a security. Although the Janus Fund may satisfy the requirements for a diversified fund, the Janus Fund’s nondiversified classification gives the Janus Fund’s portfolio management more flexibility to hold larger positions in more securities than a fund that is classified as diversified.
Operational Risk. An investment in the Janus Fund can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in key personnel, technology and/or service providers, errors caused by third party service providers, and the use of artificial intelligence and machine learning. Among other things, these errors or failures, as well as other technological issues, may adversely affect the Janus Fund’s ability to calculate its net asset value, process fund orders, execute portfolio trades or perform other essential tasks in a timely manner, including over a potentially extended period of time. These errors or failures may also result in a loss or compromise of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Janus Fund. Although business continuity plans are intended to mitigate or remediate adverse effects in these circumstances, implementation of such plans by the Janus Fund, the Adviser or third-party service providers in response to disruptive events such as cyber attacks on critical infrastructure, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest may increase these operational risks to the Janus Fund. While the Janus Fund seeks to minimize such events through internal controls and oversight of third-party service providers, there is no guarantee that the Janus Fund will not suffer losses if such events occur.

Preferred Stocks Risk. To the extent that the Janus Fund holds preferred stock, it may be subject to the additional risks associated with preferred stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions, which, if redeemed, may negatively impact the return of the security held by the Janus Fund. Because preferred stocks generally pay dividends only after the issuing company makes required payments to holders of its bonds and other debt, the value of preferred stocks generally is more sensitive than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
REIT and Real Estate-Related Securities Risk. To the extent the Janus Fund holds REITs and REIT-like entities, it may be subject to the additional risks associated with REIT and REIT-like investments. REITs and REIT-like entities are subject to heavy cash flow dependency to allow them to make distributions to their shareholders. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs, changes in capital markets and interest rates, management skill in running a REIT, and the creditworthiness of the REIT. The prices of mortgage REITs are affected by the quality of any credit they extend, the creditworthiness of the mortgages they hold, as well as by the value of the property that secures the mortgages. In addition, mortgage REITs (similar to direct investments in mortgage-backed securities) are subject to prepayment risk. Equity REITs and mortgage REITs are subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. There is also the risk that borrowers under mortgages held by a REIT or lessees of a property that a REIT owns may be unable to meet their obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may incur substantial costs associated with protecting its investments. While equity REITs and mortgage REITs may provide exposure to a large number of properties, such properties may be concentrated in a particular industry, region, or housing type, making such investments more vulnerable to unfavorable developments to economic or market events. Certain “special purpose” REITs in which the Janus Fund may invest focus their assets in specific real property sectors, such as hotels, shopping malls, nursing homes, or warehouses, and are therefore subject to the specific risks associated with adverse developments in these sectors. The Janus Fund’s shareholders will indirectly bear their proportionate share of the REIT’s expenses, in addition to their proportionate share of the Janus Fund’s expenses. The value of investments in REOCs will generally be affected by the same factors that adversely affect REIT investments; however, REOCs may also be adversely affected by income streams derived from businesses other than real estate ownership.
Additionally, a REIT that fails to comply with applicable federal tax requirements under the Internal Revenue Code of 1986, as amended, may be subject to federal income taxation at the entity level, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Janus Fund, including significantly reducing the return to the Janus Fund on its investment in such company.
Reorganization and Integration Risk. The Janus Fund commenced operations with assets acquired through the reorganization of a predecessor fund, which was managed by an unaffiliated investment adviser. Following the reorganization, former shareholders of the predecessor fund may redeem their Fund shares, including because of changes to the investment adviser, portfolio management, investment strategies, service providers, fees and expenses, or other features of their investment. Significant redemptions could materially reduce the Janus Fund’s assets, require the Janus Fund to sell portfolio investments at unfavorable times or prices, increase transaction costs, or adversely affect the Janus Fund’s ability to achieve or maintain economies of scale. Mutual funds generally satisfy redemption requests in cash, and redemption activity may require a fund to obtain liquidity from its portfolio, although funds may reserve the right to make in-kind redemptions.
The transition of the predecessor fund’s assets and operations to the Janus Fund and the Adviser’s platform may also present operational and implementation challenges, including the conversion or integration of portfolio management, trading, compliance, accounting, valuation, shareholder servicing, distribution, and other systems and arrangements. The transition may not be completed as anticipated and could result in additional costs, delays, errors, or other disruptions. There is no assurance that the Janus Fund will retain the assets acquired in the reorganization, attract sufficient additional assets, or successfully complete the integration. A substantial reduction in assets could negatively affect the Janus Fund’s performance and expenses and, if the Janus Fund does not maintain a viable asset level, could ultimately result in its liquidation.
Special Situations Risk. Investments in companies that seek to benefit from “special situations,” such as mergers, acquisitions, consolidations, reorganizations, liquidations, bankruptcies, restructurings, or other unusual events, can carry the risk that certain of such situations may not happen as anticipated or the market may react differently than expected to such situations. The securities of companies involved in special situations may be more volatile than the securities of more stable companies, may at times be illiquid, or may be difficult to value. It also may be difficult to obtain complete financial or other information about companies involved in certain special situations and management of such companies may be addressing a situation with which it has little experience. Additionally, the terms of certain special situation investments may be subject to restrictions that prevent the Janus Fund from selling its position until the special situation is largely resolved, which may limit the Janus Fund’s ability to pursue other opportunities as they arise.
MANAGEMENT OF THE FUND
Investment Adviser.
Janus Henderson Investors US LLC (the “Adviser”), 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Janus Fund. Janus is responsible for the day-to-day management of the Janus Fund’s investment portfolio and furnishes continuous advice and recommendations concerning the Janus Fund’s investments. Janus also provides certain administration and other services and is responsible for other business affairs of the Janus Fund.
Janus(together with its predecessors and affiliates) has served as investment adviser to the Janus Henderson mutual funds since 1970 and currently serves as investment adviser to all of the Janus Henderson mutual funds, as well as the Janus Henderson exchange-traded funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts and other unregistered products.
The Trust and the Adviser have received an exemptive order from the SEC that permits the Adviser, subject to the approval of the Trustees, to appoint or replace certain subadvisers to manage all or a portion of the Janus Fund’s assets and enter into, amend, or terminate a subadvisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or the Adviser (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the Investment Company Act of 1940, as amended) of the Adviser or of another company that, indirectly or directly, wholly owns the Adviser (collectively, “wholly-owned subadvisers”).
Pursuant to the order, the Adviser, with the approval of the Trustees, has the discretion to terminate any subadviser and allocate and, as appropriate, reallocate the Janus Fund’s assets among the Adviser and any other non-affiliated subadvisers or wholly-owned subadvisers (including terminating a non-affiliated subadviser and replacing it with a wholly-owned subadviser). To the extent that the Janus Fund’s assets are allocated to one or more subadvisers, the Adviser, subject to oversight by the Trustees, would have the responsibility to oversee such subadviser(s) to the Janus Fund and to recommend for approval by the Trustees, the hiring, termination, and replacement of a subadviser for the Janus Fund. In the event that the Adviser hires a subadviser pursuant to the manager-of-managers structure, the Janus Fund would provide shareholders with information about the subadviser and subadvisory agreement within 90 days.

[Trustees and the initial shareholder of the Janus Fund have approved the use of a manager-of-managers structure.]
Janus furnishes certain administration, compliance, and accounting services to the Janus Fund, including providing office space for the Janus Fund and providing personnel to serve as officers to the Janus Fund. The Janus Fund reimburses the Adviser for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). These costs include some or all of the salaries, fees, and expenses of the Adviser’s employees and Fund officers, including the Janus Fund’s Chief Compliance Officer and compliance staff, that provide specified administration and compliance services to the Janus Fund. The Janus Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Janus Fund.
Conflicts of Interest
Janus manages other funds and numerous other accounts, which may include separate accounts and other pooled investment vehicles, such as hedge funds. Side-by-side management of multiple accounts, including the management of a cash collateral pool for securities lending and investing the Janus Henderson funds’ cash, may give rise to conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Side-by-side management may raise additional potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. Additionally, the Adviser manages the Janus Henderson “funds of funds,” which are funds that invest primarily in other mutual funds that are managed by the Adviser. Because the Adviser manages the Janus Henderson “funds of funds” and the Janus Henderson funds, it is subject to certain potential conflicts of interest when allocating the assets of a Janus Henderson “fund of funds” among such Janus Henderson funds. To the extent that the Janus Fund is an underlying fund in a Janus Henderson “fund of funds,” a potential conflict of interest arises when allocating the assets of the Janus Henderson “fund of funds” to the Janus Fund. Purchases and redemptions of fund shares by a Janus Henderson “fund of funds” due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so, which could accelerate the recognition of taxable income or cause actual expenses to increase. The impact of these transactions is likely to be greater when a Janus Henderson “fund of funds” purchases, redeems, or owns a substantial portion of the Janus Fund’s shares. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Janus Fund’s SAI.
TAXES
As with any investment, you should consider the tax consequences of investing in the Janus Fund. The following is a general discussion of certain federal income tax consequences of investing in the Janus Fund. This summary assumes that investors hold shares of the Janus Fund as capital assets (within the meaning of the Internal Revenue Code). The discussion does not apply to investors that are not “United States persons” (as such term is defined under Section 7701(a)(30) of the Internal Revenue Code) or investors subject to special tax treatment (such as a partnership, financial institution, real estate investment trust, regulated investment company, insurance company, tax-advantaged, tax-qualified and retirement plans (or any other tax-exempt entity), or dealer in securities), except as otherwise indicated below, nor is it a complete analysis of the federal income tax implications of investing in the Janus Fund. You should consult your tax adviser regarding the effect that an investment in the Janus Fund may have on your particular tax situation, including the federal, state, local, and foreign tax consequences of your investment.
Taxes on Distributions
Distributions by the Janus Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Janus Fund. Distributions from net investment income (which includes dividends, interest, and realized net short-term capital gains), other than qualified dividend income, are taxable to shareholders as ordinary income. Distributions of qualified dividend income are taxed to individuals and other noncorporate shareholders at long-term capital gain rates, provided certain holding period and other requirements are satisfied. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of how long a shareholder has held Fund shares. In certain states, a portion of the distributions (depending on the sources of the Janus Fund’s income) may be exempt from state and local taxes. Individuals, trusts, and estates whose income exceeds certain threshold amounts are subject to an additional 3.8% Medicare contribution tax on net investment income. Net investment income includes dividends paid by the Janus Fund and capital gains from any sale or exchange of Fund shares. The Janus Fund’s net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Janus Fund at the record date of such payments. Although the Janus Fund’s total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Distributions declared to shareholders of record in October, November, or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared. Generally, account tax information will be made available to shareholders on or before February 15 of each year. Information regarding distributions may also be reported to the Internal Revenue Service (the “IRS”). A portion of the Janus Fund’s distributions received from REITs may be classified as a return of capital for federal income tax purposes. As a result, the Janus Fund is more likely to make distributions that are treated as returns of capital, and possibly in greater amounts, than a fund that does not invest in REITs.
Distributions made by the Janus Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to federal income tax at ordinary income rates and, if made before age 591⁄2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor or tax adviser.
Taxes on Sales or Exchanges
Any time you sell or exchange shares of the Janus Fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if you held your shares for more than one year and if not held for such period, as a short-term capital gain or loss. Any tax liabilities generated by your transactions are your responsibility. Your ability to deduct capital losses may be limited under the Internal Revenue Code.
The Janus Fund may be required to withhold U.S. federal income tax on all distributions (including dividends and capital gain distributions) and redemption proceeds to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the IRS (or the Janus Fund has been notified by the IRS) that they are subject to backup withholding. The current backup withholding rate is 24%.
If certain foreign entities own shares of the Janus Fund and do not meet the requirements of the Foreign Account Tax Compliance Act (“FATCA”), the Janus Fund may be required to impose a 30% U.S. withholding tax on distributions and proceeds from the sale or other disposition of shares in the Janus Fund. FATCA withholding will generally apply to payments of dividends from net investment income, payments of gross proceeds from sales of Fund shares, and distributions of net capital gains. Proposed Treasury regulations, however, generally eliminate withholding under FATCA on gross proceeds, which include certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares. Taxpayers generally may rely on these proposed Treasury regulations until final Treasury regulations are issued. Shareholders should consult their individual tax advisers regarding the possible implications of FATCA.
For Shares sold from a taxable account, your intermediary (or the Janus Fund, if you hold Class D Shares directly with the Janus Fund) will report cost basis information to you and to the IRS. Your intermediary (or the Janus Fund) will permit shareholders to elect their preferred cost basis method. In the absence of an election, your cost basis method will be your intermediary’s default method, unless you hold Class D Shares directly with the Janus Fund in which case the Janus Fund will use an average cost basis method. Please consult your tax adviser to determine the appropriate cost basis method for your particular tax situation and to learn more about how the cost basis reporting laws apply to you and your investments.
Taxation of the Janus Fund
Dividends, interest, and some capital gains received by the Janus Fund on foreign securities may be subject to foreign tax withholding or other foreign taxes. If the Janus Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders. If the Janus Fund makes such election, foreign taxes paid by the Janus Fund will be reported to shareholders as income and shareholders may claim a tax credit or deduction for such taxes, subject to certain limitations. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Janus Fund, which will reduce the Janus Fund’s investment company taxable income.
Certain fund transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders, and utilization of capital loss carryforwards. The Janus Fund will monitor its transactions and may make certain tax elections and use certain investment strategies where applicable in order to mitigate the effect of these tax provisions, if possible.
The Janus Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code, including the distribution each year of substantially all its net investment income and net capital gains. It is important that the Janus Fund meets these requirements so that any earnings on your investment will not be subject to federal income tax twice. If the Janus Fund invests in partnerships, it may be subject to state tax liabilities.
DISTRIBUTIONS
To avoid U.S. federal income taxation at the entity level, the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), requires, among other things, the Janus Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A return of capital distribution is generally treated first as a tax-free return of capital to the extent of your basis in your shares and thereafter is treated as a capital gain if you hold your shares as a capital asset. Because a return of capital distribution reduces the basis of your shares, a return of capital distribution may result in a higher capital gain or a lower capital loss when you sell your shares held in a taxable account. Distributions are made at the class level, so they may vary from class to class within the Janus Fund.
Distribution Schedule
Dividends from net investment income for the Janus Fund are normally declared and distributed in December. Distributions of net capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well. The date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.
How Distributions Affect the Janus Fund’s NAV

Distributions, other than daily income dividends, are paid to shareholders as of the record date of a distribution of the Janus Fund, regardless of how long the Shares have been held. Undistributed income and net capital gains are included in the Janus Fund’s daily net asset value (“NAV”). The share price of the Janus Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Janus Fund declared a dividend in the amount of $0.25 per share. If the Janus Fund’s share price was $10.00 on December 30, the Janus Fund’s share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.
“Buying a Dividend”
If you purchase shares of the Janus Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.” In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Janus Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-advantaged account, dividends paid to you would be included in your gross income for federal income tax purposes, even though you may not have participated in the increase in NAV of the Janus Fund, whether or not you reinvested the dividends. You should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.
For your convenience, distributions of net investment income and net capital gains are automatically reinvested in additional Shares of the Janus Fund without any sales charge. To receive distributions in cash, contact your financial intermediary, or a Janus Henderson representative at 1-877-335-2687 (1-800-525-3713 if you hold Class D Shares directly with the Janus Fund). Whether reinvested or paid in cash, the distributions may be subject to taxes, unless your shares are held in a qualified tax-advantaged plan or account.
PRICINGING OF FUND SHARES
The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. The Janus Fund’s NAV is calculated as of the close of the trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the time at which the Janus Fund’s NAV is calculated may be changed if trading on the NYSE is restricted, the NYSE closes at a different time, or as permitted by the SEC. Foreign securities held by the Janus Fund may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of the Janus Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem the Janus Fund’s Shares.
The price you pay for purchases of Shares is the public offering price, which is the NAV next calculated after your request is received in good order by the Janus Fund or its agents. The price you pay to sell Shares is also the NAV. For Class I Shares or Class D Shares, although purchases and redemptions are made at the net asset value calculated after your order is received by the Janus Fund, you may be charged a commission by your broker or other financial institution. The nature and amount of the commission and the times at which it may be collected are determined by your broker. Your financial intermediary may charge you a separate or additional fee for processing purchases and redemptions of Shares. In order to receive a day’s price, your order must be received in good order by the Janus Fund or its agents by the close of the trading session of the NYSE.
The price you receive to sell Shares is also the NAV. Although purchases and redemptions are made at the NAV calculated after your order is received by the Janus Fund, you may be charged a commission or an additional fee for processing purchases and redemptions of Shares by your broker or other financial institution. The nature and amount of the commission or additional fee for processing purchases and redemptions of Shares and the times at which it may be collected are determined by your broker. In order to receive the NAV calculated after your order is received by the

Janus Fund, your order must be received in good order by the Janus Fund or its agents by the close of the trading session of the NYSE. The Janus Fund’s per share class NAV is available at janushenderson.com/pricing (or janushenderson.com/nav for shareholders of Class D Shares).
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). To the extent available, domestic and foreign equity securities traded on a securities exchange, including ETFs, are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. Most fixed-income securities are typically valued using an evaluated bid price supplied by an Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Evaluated prices may not reflect the price at which the security could be sold. Certain short-term instruments maturing within 60 days or less may be valued at amortized cost, which approximates market value. If a market quotation or evaluated price for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security will be determined in good faith by the Adviser pursuant to the Valuation Procedures. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. This type of fair valuation may be more commonly used with foreign equity securities, but it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Valuation Procedures provide for the use of systematic fair valuation models provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The methodologies employed when fair valuing Fund holdings may change from time to time. Because fair value pricing involves subjective judgments, it is possible that the fair value determination for a security may be different than the value that could be realized when selling that security.
Due to the subjective nature of systematic fair valuation, the value of a particular security may be different from the last quoted market price or published by other sources and may not accurately reflect the market value of the security when trading resumes. Systematic fair valuation may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of the Janus Fund’s portfolio securities and the reflection of such change in the Janus Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities or high-yield fixed-income securities, may be subject to attempted use of arbitrage techniques. To the extent that the valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of the Janus Fund may dilute the NAV of the Janus Fund, which negatively impacts long-term shareholders. The Valuation Procedures and the Trust’s excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other mutual funds held by the Janus Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation.
Generally, futures contracts and/or options on futures are valued at the actual settlement price on valuation date on the exchange as reported by an approved vendor. In the event actual settlement price is unavailable or is deemed unreliable, then the reported settlement price (there can be different settlement prices at different times), early settlement price or the last trade price shall be used. Option contracts are valued using an evaluated price from an approved vendor. Evaluated prices can be derived using an option pricing model, including inputs derived from volatility surfaces, market data and characteristics of the portfolio investment. In cases when an approved vendor cannot provide coverage for an option, a broker quotation or an internal valuation using the Black-Scholes model, or other appropriate option pricing model shall be used. Index swaps, credit default swaps, and interest rate swaps are typically valued using an evaluated price from an approved vendor. Evaluated prices will generally have a fixed and floating leg with the present value of each being calculated based on the terms of the trade.
All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Janus Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Janus Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.
PAYMENTS TO FINANCIAL INTERMEDIARIES BY THE ADVISER OR ITS AFFILIATES
From their own assets, the Adviser or its affiliates pay selected brokerage firms or other financial intermediaries that sell certain classes of Shares of the Janus Henderson funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. The amount of these payments is determined from time to time by the Adviser, may be substantial, and may differ for different financial intermediaries. Payments based primarily on sales create an incentive to make new sales of shares, while payments based on assets create an incentive to retain previously sold shares. Sales- and asset-based payments currently range up to 25 basis points on sales and up to 20 basis points on average annual net assets of shares held through the intermediary and are subject to change. Payments based on transactional charges may include the payment or reimbursement of all or a portion of “ticket charges.” Ticket charges are fees charged to salespersons purchasing through a financial intermediary firm in connection with mutual fund purchases, redemptions, or exchanges. The payment or reimbursement of ticket charges creates an incentive for salespersons of an intermediary to sell shares of Janus Henderson funds over shares of funds for which there is lesser or no payment or reimbursement of any applicable ticket charge. Payments made with respect to certain classes of Shares may create an incentive for an intermediary to promote or favor other share classes of the Janus Henderson funds. Janus and its affiliates consider a number of factors in making payments to financial intermediaries, including, but not limited to, the share class or share classes selected by the financial intermediary for a particular channel, platform or investor type, whether such class is open to new investors on a particular platform or channel, the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness of the intermediary to cooperate with the Adviser’s marketing efforts, access to sales personnel, and the anticipated profitability of sales through the institutional relationship. These factors may change from time to time. Broker-dealer firms currently receiving or expected to receive these fees are listed in the SAI.
In addition, the Adviser, the Distributor, or their affiliates pay fees, from their own assets, to certain brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, other shareholder or administrative services (including payments for processing transactions via the NSCC or other means), and for the operational and related expenses incurred by an intermediary for adding and maintaining each Janus Henderson fund share class offered on the intermediary’s platform, which is based on the specific share classes’ unique Committee on Uniform Security Identification Procedures (“CUSIP”) number, in connection with investments in the Janus Henderson funds. These fees are in addition to any fees that may be paid by the Janus Henderson funds for certain of these types of services or other services.
Janus or its affiliates periodically share certain marketing expenses with selected intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of the Janus Fund. Janus or its affiliates make payments to participate in selected intermediary marketing support programs which may provide the Adviser or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, data, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus Henderson funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus Henderson funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus Henderson funds available to their customers.
The receipt of (or prospect of receiving) payments, reimbursements, and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus Henderson funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus Henderson funds’ shares over sales of another Janus Henderson funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus Henderson funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus Henderson funds in various ways within such financial intermediary’s organization.
From time to time, certain financial intermediaries approach the Adviser to request that the Adviser make contributions to certain charitable organizations. In these cases, the Adviser’s contribution may result in the financial intermediary, or its salespersons, recommending Janus Henderson funds over other mutual funds (or non-mutual fund investments).
The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus Henderson fund receives to invest on behalf of the investor. However, as described elsewhere in this Prospectus, your financial adviser and/or his or her firm may also receive 12b-1 fees and/or administrative services fees in connection with your purchase and retention of Janus Henderson funds. When such fees are combined with the payments described above, the aggregate payments being made to a financial intermediary may be substantial. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Janus Fund and, if applicable, when considering which share class of the Janus Fund is most appropriate for you. Please contact your financial intermediary or plan sponsor for details on such arrangements.
PURCHASES
With certain exceptions, the Janus Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to open an account or buy additional shares.

With the exception of Class D Shares, purchases of Shares may generally be made only through financial intermediaries and retirement platforms. Class D Shares may be purchased directly with the Janus Fund in certain circumstances as described in the eligibility discussion at the beginning of this “Shareholder’s Guide” section. Contact your financial intermediary or a Janus Henderson representative at 1-877-335-2687 (1-800-525-3713 if you hold Class D Shares directly with the Janus Fund) or refer to your plan documents for information on how to invest in the Janus Fund, including additional information on minimum initial or subsequent investment requirements. Under certain circumstances, the Janus Fund may permit an in-kind purchase of Shares. Your financial intermediary may charge you a separate or additional fee for processing purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Janus Fund’s behalf. As discussed under “Payments to Financial Intermediaries by the Adviser or its Affiliates,” the Adviser and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus Fund or that provide services in connection with investments in the Janus Fund. You should consider such arrangements when evaluating any recommendation of the Janus Fund.
The Janus Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Janus Fund is not intended for excessive trading. For more information about the Janus Fund’s policy on excessive trading, refer to “Excessive Trading.”
In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), your financial intermediary (or the Adviser, if you hold Class D Shares directly with the Janus Fund) is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, Social Security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business, and taxpayer identification number, and you may be requested to provide information on persons with authority or control over the account, or persons who own (whether directly, indirectly, or beneficially) 25% or more of the entity, such as name, permanent street address, date of birth, and Social Security number. Until verification of an identity is made, your financial intermediary (or the Adviser, if you hold Class D Shares directly with the Janus Fund) may temporarily limit additional share purchases. In addition, your financial intermediary (or the Adviser, if you hold Class D Shares directly with the Janus Fund) may close an account if it is unable to verify a shareholder’s identity. Please contact your financial intermediary (or a Janus Henderson representative, if you hold Class D Shares directly with the Janus Fund) if you need additional assistance when completing your application or additional information about the intermediary’s Anti-Money Laundering Program.
EXCHANGES
With certain exceptions, the Janus Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available. Contact your financial intermediary or a Janus Henderson representative at 1-877-335-2687 (1-800-525-3713 if you hold Class D Shares directly with the Janus Fund) or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange from one fund to another is generally a taxable transaction (except for certain tax-advantaged accounts).
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You may generally exchange Shares of the Janus Fund for Shares of the same class of any other fund in the Trust offered through your financial intermediary or qualified plan, with the exception of the Janus Henderson money market funds. Only accounts beneficially owned by natural persons will be allowed to exchange to Janus Henderson Money Market Fund; all other account types can only exchange to Janus Henderson Government Money Market Fund.

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You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. Same-fund exchanges will generally only be processed in instances where there is no CDSC on the shares to be exchanged and no initial sales charge on the shares to be received. The Janus Fund’s fees and expenses differ between share classes. Please read the Prospectus for the share class you are interested in prior to investing in that share class. Contact your financial intermediary or consult your plan documents for additional information.
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You must meet the minimum investment amount for each fund.
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The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Janus Fund may suspend or terminate the exchange privilege of any investor who is identified as having a pattern of short-term trading. The Janus Fund will work with intermediaries to apply the Janus Fund’s exchange limit. However, the Janus Fund may not always have the ability to monitor or enforce the trading activity in such accounts.
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The Janus Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.
REDEMPTIONS
With certain exceptions, the Janus Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Janus Fund.
Redemptions, like purchases, may generally be effected only through financial intermediaries, retirement platforms, and by certain direct institutional investors holding Class D Shares. Please contact your financial intermediary or a Janus Henderson representative at 1-877-335-2687 (1-800-525-3713 if you hold Class D Shares directly with the Janus Fund) or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.
Shares of the Janus Fund may be redeemed on any business day on which the Janus Fund’s NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Janus Fund or its agents. Redemption proceeds will normally be sent within two business days following receipt of the redemption order. The Janus Fund typically expects to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings. In stressed market conditions, and other appropriate circumstances, redemption methods may include borrowing funds or redeeming in-kind.
The Janus Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Janus Fund to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.
The Janus Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed provided you meet certain residency eligibility requirements. If you hold Class D Shares directly with the Janus Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum provided you meet certain residency eligibility requirements. Please note that you may incur a tax liability as a result of a redemption.
Large Shareholder Redemptions

Certain large shareholders, such as other funds, institutional investors, financial intermediaries, individuals, accounts, and affiliates of the Adviser, may from time to time own (beneficially or of record) or control a significant percentage of the Janus Fund’s Shares. Redemptions by these large shareholders of their holdings in the Janus Fund may cause the Janus Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Janus Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Janus Fund’s performance to the extent that the Janus Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the recognition of taxable income to shareholders if such sales of investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Janus Fund’s current expenses being allocated over a smaller asset base, which could lead to an increase in the Janus Fund’s expense ratio.
Redemptions In-Kind
Shares normally will be redeemed for cash, although the Janus Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, the Janus Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Janus Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Janus Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash, and may potentially include illiquid investments. Illiquid investments may not be able to be sold quickly or at a price that reflects full value, or there may not be a market for such investments, which could cause the redeeming shareholder to realize losses on the investment if it is sold at a price lower than that at which it had been valued. If the Janus Fund makes an in-kind payment, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Janus Fund for cash redemptions. Redemptions in-kind are taxable for federal income tax purposes in the same manner as redemptions for cash and subsequent sale of securities received in-kind may result in taxable gains for federal income tax purposes.
While the Janus Fund may pay redemptions in-kind, the Janus Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If the Janus Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Janus Fund’s NAV and may increase brokerage costs and accelerate the recognition of taxable income.
Systematic Withdrawal Plan
Class I Shares and Class T Shares
You may arrange for periodic redemptions by authorizing your financial intermediary (or the Adviser, if you hold Class D Shares directly with the Janus Fund) to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus Henderson representative for details.
EXCESSIVE ETRADING
Excessive and Short-Term Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). The Janus Fund is intended for long-term investment purposes, and the Janus Fund will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Janus Fund’s exchange limits or excessive trading policies and procedures may be cancelled or rescinded by the Janus Fund by the next business day following receipt by the Janus Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus Henderson funds may be considered in enforcing these policies and procedures. Investors should be aware that the Janus Fund is also available for purchase through third party intermediaries.
The Janus Henderson funds attempt to deter excessive trading through at least the following methods:
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exchange limitations as described under “Exchanges”;
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fair valuation of securities as described under “Pricing of Fund Shares”; and
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trade monitoring.
The Janus Fund monitors for patterns of shareholder short-term trading and may suspend or permanently terminate the purchase and exchange privilege of any investor who is identified as having a pattern of short-term trading. The Janus Fund at all times reserves the right to reject any purchase or exchange request and to modify or terminate the purchase and exchange privileges for any investor for any reason without prior notice, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Janus Fund.
The Trustees may approve from time to time a redemption fee to be imposed by any Janus Henderson fund, subject to 60 days’ notice to shareholders of that fund.
Investors in other share classes who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Janus Fund’s excessive trading policies and procedures and may be rejected in whole or in part by the Janus Fund. Transactions accepted by a financial intermediary in violation of the Janus Fund’s excessive trading policies may be cancelled or revoked by the Janus Fund by the next business day following receipt by the Janus Fund.
In an attempt to deter excessive trading in omnibus accounts, the Janus Fund or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Janus Fund’s ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.
Generally, the Janus Fund’s excessive trading policies and procedures do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus Henderson funds by a Janus Henderson “fund of funds”; (iii) transactions in the Janus Fund by a collective investment trust managed by the Adviser; (iv) transactions in the Janus Fund by certain charitable foundations; (v) transactions in the Janus Fund initiated by sponsors of group employee benefit plans or other related accounts; (vi) periodic rebalancing and identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with target allocations; and (vii) systematic purchase, exchange, or redemption programs.
The Janus Fund’s policies and procedures regarding excessive trading may be modified at any time by the Trustees.
Excessive Trading Risks
Excessive trading may present risks to the Janus Fund’s long-term shareholders. Excessive trading into and out of the Janus Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.
Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Janus Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of the Janus Fund, which negatively impacts long-term shareholders. There is potential for short-term arbitrage trades to dilute the value of the shares held by the Janus Fund despite the Janus Fund’s adoption of policies and procedures intended to reduce the Janus Fund’s exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies.
There is no assurance that the policies and procedures adopted by the Janus Fund to detect and deter excessive trading will be effective in all circumstances. For example, for share classes sold through financial intermediaries, the Janus Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Janus Fund and its agents. This makes the Janus Fund’s identification of excessive trading transactions in the Janus Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Janus Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Janus Fund cannot eliminate completely the possibility of excessive trading.
Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Janus Fund.
AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION
The Mutual Fund Holdings Disclosure Policies and Procedures adopted by the Adviser and all mutual funds managed within the Janus Henderson fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes such policies and procedures with respect to disclosure of portfolio holdings.
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Full Holdings. A schedule of the Janus Fund’s portfolio holdings, consisting of at least the names of the holdings, is generally available on a monthly basis with a 30-day lag and is posted under Full Holdings for the Janus Fund at janushenderson.com/info. A complete schedule of the Janus Fund’s portfolio holdings is also available in the annual and semiannual financial statements located in Form N-CSR and, after the first and third fiscal quarters, in Form N-PORT. Information reported in Form N-CSR and in Form N-PORT will be made publicly available within 70 and 60 days, respectively, after the end of each fiscal quarter. The Janus Fund’s Form N-CSR and Form N-PORT filings will be available on the SEC’s website at http://www.sec.gov.
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Top Holdings. The Janus Fund’s top portfolio holdings, in order of position size and as a percentage of the Janus Fund’s total portfolio, will be available monthly with a 15-day lag.
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Other Information. The Janus Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top/bottom issuers ranked by performance attribution, and specific portfolio level performance attribution information and statistics monthly with a 15-day lag. Top/bottom issuers may include the percentage of attribution to Fund performance, average Fund weighting, and other relevant data points.
Janus may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus Henderson funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by the head of the applicable investment unit or a delegate, in consultation with the Janus Fund’s Chief Compliance Officer or a delegate. Such exceptions may be made without prior notice to shareholders. A summary of the Janus Fund’s portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Janus Fund’s SAI.
SHAREHOLDER COMMUNICATIONS
Statements and Reports
Your financial intermediary or plan sponsor (or the Adviser, if you hold Class D Shares directly with the Janus Fund) is responsible for sending you periodic statements of all transactions, along with trade confirmations and tax reporting, as required by applicable law.
Your financial intermediary or plan sponsor (or the Adviser, if you hold Class D Shares directly with the Janus Fund) is responsible for providing annual and semiannual reports of the Janus Fund. Please contact your financial intermediary or plan sponsor (or the Adviser) to obtain these reports. The Janus Fund’s fiscal year ends [ ].
Lost (Unclaimed/Abandoned) Accounts
It is important to maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned as undeliverable. Based upon statutory requirements for returned mail, your financial intermediary or plan sponsor (or the Adviser, if you hold Class D Shares directly with the Janus Fund) is required to attempt to locate the shareholder or rightful owner of the account. If the financial intermediary or plan sponsor (or the Adviser) is unable to locate the shareholder, then the financial intermediary or plan sponsor (or the Adviser) is legally obligated to deem the property “unclaimed” or “abandoned,” and subsequently escheat (or transfer) unclaimed property (including shares of a mutual fund) to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. Further, your mutual fund account may be deemed “unclaimed” or “abandoned,” and subsequently transferred to your state of residence if no activity (as defined by that state) occurs within your account during the time frame specified in your state’s unclaimed property laws. The shareholder’s last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution check(s) sent to you during the time the check(s) remained uncashed.

NICHOLAS FUNDS

PO Box XXX
City, State 12345

NAME & ADDRESS HERE

IMB BAR CODE

As a shareholder of Nicholas Fund, Inc. you have the option of voting your shares electronically through the Internet or by telephone, eliminating the need to return the proxy card. Your electronic or telephonic vote authorizes the named proxies to vote your shares in the same manner as if you marked, signed, dated, and returned the proxy card. Votes submitted electronically over the Internet or by telephone must be received by [11:59 p.m. CST on January 28, 2027].

PROXY VOTING INSTRUCTIONS
Please have your 11-digit control number ready when voting by Internet or Telephone.

By voting and signing this Consolidated Proxy Card, you are voting all of your positions in Nichoias Fund, Inc.

Vote Your Proxy on the Internet:
Go to https://web.viewproxy.com\XXXXXXX Have your proxy card available when you access the above website. Follow the prompts to vote your shares.

OR

Scan the QR code at the bottom right and follow the instructions on the Internet to vote your shares.

Vote Your Proxy by Phone:
Call 1-XXX-XXX-XXXX
Use any touch-tone telephone to vote your proxy. Have your proxy card available when you call. Follow the voting instructions to vote your shares.

Vote Your Proxy by Mail:
Mark, sign, and date your proxy card, then detach it, and return it in the postage paid envelope provided.

CONTROL NUMBER

NICHOLAS FUND, INC. SPECIAL MEETING OF SHAREHOLDERS
[JANUARY 29, 2027] AT XX:XX CST
THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS OF NICHOLAS FUND, INC.

The shareholder(s) hereby appoint(s) __________, or any of them, as proxies, each with the power to appoint his, her or its substitute, and hereby authorize(s) them to represent and to vote, as designated on the reverse side of this ballot, all of the shares of the Nicholas Fund, Inc. that the shareholder(s) is/are entitled to vote at the Special Meeting of Shareholders to be held at XX:XX a.m. CST on [January 29, 2027], and any adjournment or postponement thereof. The Special Meeting of Shareholders will be held at the 411 East Wisconsin Center, Lobby Conference Room located at [411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.]

QR CODE ➡

NAME & ADDRESS HERE

CONTROL NUMBER

Address Change:
(If you noted any Address Changes above, please mark box) ☐

This proxy, when properly executed, will be voted in the manner directed herein. If no such direction is made, this proxy will be voted in accordance with the Board of Directors' recommendations.

Signature______________________________

Date______________________________

Title (if applicable)______________________________

Signature (Joint Owners)______________________________

NOTE: Please sign exactly as name(s) appear(s) hereon. When signing as attorney, executor, administrator or other fiduciary, please give full title as such. Joint owners should each sign personally. If a corporation, limited liability company or partnership, please sign in full corporate, limited liability company, or partnership name by authorized officer or person.

PLEASE SIGN AND DATE THIS CARD AND MAKE YOUR SELECTION(S) ON THE REVERSE SIDE

NICH 26

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be held on [January 29, 2027]:

The Proxy Statement is available at:
https://web.viewproxy.com/XXXXXXXXXX

By voting and signing this Consolidated Proxy Card, you are voting all of your positions in the Nicholas Fund, Inc.

If you hold multiple positions and wish to vote your positions individually, please call our proxy solicitor, Alliance Advisors, toll-free at 1-800-XXX-XXXX.

FOR	AGAINST	ABSTAIN
☐	☐	☐

The Board of Directors of Nicholas Fund, Inc. unanimously recommends a vote FOR the proposal.

Share conversion chart

CONTROL NUMBER

PLEASE BE SURE TO SIGN AND DATE ON THE REVERSE SIDE

NICH 26

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES, AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

STATEMENT OF ADDITIONAL INFORMATION
[__], 2026

Janus Investment Fund
151 Detroit Street
Denver, Colorado 80206-4805
303-333-3863

This Statement of Additional Information (the “SAI”) relates to the reorganization of Nicholas Fund, Inc. (the “Nicholas Fund”) with and into Janus Henderson U.S. Research Core Fund (the “Janus Fund,” and together with the Nicholas Fund, the “Funds”), pursuant to which all or substantially all of the assets and liabilities of the Nicholas Fund would be transferred to the Janus Fund in exchange for shares of beneficial interest of the Janus Fund (the “Reorganization”). This SAI contains information that may be of interest to shareholders, but which is not included in the Proxy Statement/Prospectus which relates to the Reorganization. As described in the Proxy Statement/Prospectus, upon the closing of the Reorganization, each owner of shares of the Nicholas Fund will become a shareholder of shares of the Janus Fund. Information about the Janus Fund is provided in the Proxy Statement/Prospectus.
This SAI relates specifically to the Special Meeting of Shareholders to be held on [February 26, 2027] for the Nicholas Fund.
This SAI is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus. For the Nicholas Fund, copies of all of these documents are available upon request without charge by calling 800-544-6547 (toll-free) or by writing to the Nicholas Fund at 411 E. Wisconsin Ave., Milwaukee, Wisconsin 53202.  For the Janus Fund, copies of all of these documents are available upon request without charge by calling a Janus Henderson representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares of the Janus Fund), via the Internet at janushenderson.com/info, or by sending a written request to the Secretary of the Trust at 151 Detroit Street, Denver, Colorado 80206.

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General Information	1
Incorporation by Reference	1
Supplemental Financial Information	1
Exhibit A: Additional Information about the Janus Fund	A-1

1

General Information
This Statement of Additional Information (the “SAI”) relates to the acquisition of the assets and liabilities of Nicholas Fund, Inc. (the “Nicholas Fund”) by the Janus Henderson U.S. Research Core Fund (the “Janus Fund”), a series of Janus Investment Fund. Further information is included in the Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this SAI. Additional information about the Janus Fund is included below in Exhibit A.

Incorporation of Documents by Reference into the Statement of Additional Information
This SAI consists of the cover page and the following described documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein. Because the Janus Fund was newly-created for purposes of this transaction, the Janus Fund has not published an annual or semi-annual report to shareholders.
1.
The SAI for Nicholas Fund, Inc. dated February 28, 2026 (filed via EDGAR on February 27, 2026, Accession No. 0001193125-26-079134) (File No. 811‑01728).

2.
Supplement to the SAI for Nicholas Fund, Inc., dated October 19, 2026 (filed via EDGAR on October 19, 2026, Accession No. 0001193125-26-424659) (File No. 002-30447).

3.
The Financial Statements of Nicholas Fund, Inc. included in the annual report, filed via EDGAR on December 31, 2025, as amended on January 8, 2026, Accession No. 0001398344-26-000329 (File No. 811-01728), and in the semi-annual report, filed via EDGAR on July 7, 2026, Accession No. 0001398344-26-011808 (File No. 811-01728).

Supplemental Financial Information
Rule 6-11(d)(2) under Regulation S-X requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Janus Fund are not included in this SAI. The Nicholas Fund will be the accounting survivor of the Reorganization, with the result that the Janus Fund, as the corporate survivor in the Reorganization, will adopt the accounting history of the Nicholas Fund.
A table showing the fees and expenses of the Nicholas Fund and Janus Fund and the fees and expenses of the Janus Fund on a pro forma basis after giving effect to the proposed Reorganization is included in the Comparison of Fees and Expenses section of the Proxy Statement/Prospectus.
Under the Agreement and Plan of Reorganization, the Nicholas Fund is proposed to be reorganized into the Janus Fund. The Reorganization will not result in a material change to the Nicholas Fund’s investment portfolio due to the investment restrictions of the Janus Fund. As a result, a schedule of investments of the Nicholas Fund is not required and is not included. Notwithstanding the foregoing, changes may be made to the Nicholas Fund’s portfolio in advance of the Reorganization and/or the Janus Fund’s portfolio following the Reorganization.
There are no material differences in accounting policies of the Nicholas Fund as compared to those of the Janus Fund.

2

Statement of Additional Information
Exhibit A: Additional Information about the Janus Fund

INVESTMENT POLICIES AND RESTRICTIONS
The Janus Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or the Janus Fund or particular class of shares if a matter affects just the Janus Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Janus Fund or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Janus Fund.
The Janus Fund may not:
(1) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. Government securities).
(2) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Janus Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).
(3) Lend any security or make any other loan if, as a result, more than one-third of the Janus Fund’s total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).
(4) Act as an underwriter of securities issued by others, except to the extent that the Janus Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.
(5) Invest directly in real estate or interests in real estate; however, the Janus Fund may own debt or equity securities issued by companies engaged in those businesses.
(6) Borrow money except that the Janus Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Janus Fund’s total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps, or forward transactions. The Janus Fund may not issue “senior securities” in contravention of the 1940 Act.
As a fundamental policy, the Janus Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Janus Fund.
The Board of Trustees of the Trust (the “Trustees”) has adopted additional investment restrictions for the Janus Fund. These restrictions are operating policies of the Janus Fund and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:
(1) If the Janus Fund is an underlying fund in a fund of funds managed by Janus, the Janus Fund may not acquire securities of other investment companies in reliance on Section 12(d)(1)(F) of the 1940 Act and securities of open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) of the 1940 Act.
(2) The Janus Fund may sell securities short if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor (“short sales against the box”). In addition, the Janus Fund may engage in short sales other than against the box, which involve selling a security that the Janus Fund borrows and does not own. Transactions in futures, options, swaps, and forward contracts not involving short sales are not deemed to constitute selling securities short.
(3) The Janus Fund does not intend to purchase securities on margin, except that the Janus Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts, “to be announced” commitments, and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.
(4) The Janus Fund may not mortgage or pledge any securities owned or held by the Janus Fund in amounts that exceed, in the aggregate, 15% of the Janus Fund’s net asset value (“NAV”), provided that this limitation does not apply to: reverse repurchase agreements; deposits of assets to margin; guarantee positions in futures, options, swaps, or forward contracts; or the segregation of assets in connection with such contracts.
(5) The Janus Fund may not acquire any illiquid investment if, immediately after the acquisition, the Janus Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Janus Fund may not acquire any illiquid investment if, immediately after the acquisition, the Janus Fund would have invested more than 15% of its net assets in illiquid investments that are assets.
(6) The Janus Fund may not invest in companies for the purpose of exercising control of management.
(7) The Janus Fund may borrow money by engaging in reverse repurchase agreements (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment restriction).
Under the terms of an exemptive order received from the Securities and Exchange Commission (the “SEC”), the Janus Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. The Janus Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Janus Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Janus Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs, and interfund loans are subject to the risk that the borrowing Fund may be unable to repay the loan when due. While it is expected that the fund may borrow money through the program to satisfy redemption requests or to cover unanticipated cash shortfalls, the fund may elect to not participate in the program during times of market uncertainty or distress or for other reasons.
For purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.
For purposes of the Janus Fund’s fundamental policy related to investments in real estate, the policy does not prohibit the purchase of securities directly or indirectly secured by real estate or interests therein, or issued by entities that invest in real estate or interests therein, such as, but not limited to, corporations, partnerships, real estate investment trusts (“REITs”), and other REIT-like entities, such as foreign entities that have REIT characteristics.

For purposes of the Janus Fund’s policies on investing in particular industries, the Janus Fund utilizes any one or more of the industry sub-classifications used by one or more widely recognized third-party providers and/or as defined by Janus. The policy will be interpreted to give broad authority to the Janus Fund as to how to classify issuers within or among industries.
INVESTMENT STRATEGIES AND RISKS
[To be updated by amendment]
Diversification
Funds are classified as either diversified or nondiversified. To be classified as diversified under the 1940 Act, a fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A fund that is classified as nondiversified under the 1940 Act is not subject to the same restrictions and therefore has the ability to take larger positions in more securities than a fund that is classified as diversified. This gives a fund that is classified as nondiversified more flexibility to focus its investments in companies that portfolio management has identified as the most attractive for the investment objective and strategy of the fund. However, because the appreciation or depreciation of a single security may have a greater impact on the NAV of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a fund.
Cash Position
As discussed in the Prospectuses, the Janus Fund’s cash position may temporarily increase under various circumstances. Securities that the Janus Fund may invest in as a means of receiving a return on uninvested cash include domestic or foreign currency denominated commercial paper, certificates of deposit, repurchase agreements, or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments and cash equivalent securities. The Janus Fund may also invest in affiliated or non-affiliated money market funds (refer to “Investment Company Securities”).
Environmental, Social, and Governance Data
Within the parameters of the Janus Fund’s specific investment policies, portfolio management may consider environmental, social, and governance (“ESG”) data inputs from third-party data providers. As of the date of this statement of additional information (SAI), portfolio management receives such inputs provided by MSCI, Institutional Shareholder Services, Inc. (“ISS”), and Sustainalytics. A description of the ESG data provided is noted below. The third-party data providers used by Janus are subject to change over time. The use and reliance on such information will vary depending on the strategy employed by the Janus Fund/investment team.

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MSCI – Provides ESG and government ratings, corporate impact data including ESG-related controversies, business involvement screening and thematic alignment to the United Nations Sustainable Development Goals, and climate change solutions consisting of climate data, risk reporting and scenario analysis. A description of MSCI’s ESG ratings methodology can be found on their website at www.msci.com. As of [ ], MSCI’s ESG Ratings are designed to measure companies’ resilience to financially relevant, industry-specific sustainability risks and opportunities. MSCI uses a rules-based methodology to identify industry leaders and laggards, assigning each company an industry-relative letter rating from AAA to CCC based on how well they manage these risks and opportunities relative to peers, and their ESG ratings range from leader (AAA, AA), average (A, BBB, BB), to laggard (B, CCC).

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ISS – Provides climate risk data and reporting on carbon emissions, warming potential, alignment with Paris Agreement on Climate Change, physical risk information, transition risk information, scenario analysis, and voting governance analysis.

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Sustainalytics, a Morningstar Company – Provides absolute ESG risk scoring, general activity-based and norms-based exclusion classifications, and information regarding certain ESG metrics to support focused evaluation or screening.

ESG Exclusions Policy. Janus has adopted a firmwide ESG exclusions policy that generally applies to the accounts it manages, including the Janus Fund. Using third-party inputs, Janus applies exclusionary criteria to seek to avoid investing in securities of issuers that, in the determination of Janus, manufacture cluster munitions, anti-personnel mines, chemical weapons, and biological weapons.
Securities Lending
The Janus Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Janus Fund. These loans cannot exceed one-third of the Janus Fund’s total assets.
Approved borrowers are financial institutions that meet the Janus Fund’s securities lending program requirements, which require that (a) the borrowers pledge and maintain with the Janus Fund’s collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a “mark-to-market” basis); (b) the loan be made subject to termination by the Janus Fund at any time; and (c) the Janus Fund receives reasonable interest on the loan. From time to time, the Janus Fund may return a part of the interest earned on the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Janus Fund and that is acting as a finder.
To the extent the Janus Fund engages in securities lending, there is the risk of a delay in recovering loaned securities. If the Janus Fund is unable to recover a security on loan, the Janus Fund may use the collateral to purchase a replacement security in the market. There is a risk that the value of the collateral could be insufficient to cover the cost of the replacement security, resulting in a loss to the Janus Fund.
Janus currently intends to invest the cash collateral in a cash management vehicle for which Janus serves as investment adviser, or in time deposits, which are managed by the Janus Fund’s securities lending agent, JPMorgan Chase Bank, National Association (“JPMorgan Chase Bank”). An investment in a cash management vehicle is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Janus Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Janus Fund and the affiliated cash management vehicle in which a portion of the cash collateral is invested, Janus has an inherent conflict of interest as a result of its fiduciary duties to both the Janus Fund and the affiliated cash management vehicle. Additionally, Janus receives an investment advisory fee for managing the affiliated cash management vehicle and therefore may have an incentive to allocate collateral to the affiliated cash management vehicle, rather than to other collateral management options for which Janus does not receive compensation.
Equity Securities
The Janus Fund may invest in equity securities, which include, but are not limited to, common and preferred stocks, securities convertible or exchangeable into common stock, and warrants.
Common Stock. Common stock represents a proportionate share of the ownership of a company. Common stocks sometimes are divided into several classes, with each class having different voting rights, dividend rights, or other differences in their rights and priorities. The value of a stock is based on the market’s assessment of the current and future success of a company’s business, any income paid to stockholders, the value of the company’s assets, and general market conditions. The value of a stock may also be adversely affected by other factors such as accounting irregularities, actual or perceived weaknesses in corporate governance practices of a company’s board or management, and changes in company management. Common stock values can fluctuate dramatically over short periods.
Convertible Security. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security, such as a “convertible preferred stock,” provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. Like a common stock, the value of a convertible security tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. As with a fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.
Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.
A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Janus Fund is called for redemption or conversion, the Janus Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.
Synthetic convertible securities are created by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible security is comprised of two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.
More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, the Janus Fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.
A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the convertible component would be lost.

Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument.
The Janus Fund also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes the credit risk associated with the underlying investment, and the Janus Fund in turn assumes the credit risk associated with the convertible note.
Preferred Stock. A preferred stock represents an ownership interest in a company, but pays dividends at a specific rate and has priority over common stock in payment of dividends and liquidation claims. Preferred stock dividends are generally cumulative, noncumulative, or participating. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. Like debt securities, the value of a preferred stock often fluctuates more in response to changes in interest rates and the creditworthiness of the issuer, rather than in response to changes in the issuer’s profitability and business prospects. Preferred stock is subject to similar risks as common stock and debt securities.
Warrants. Warrants constitute options to purchase equity securities at a specific price and are valid for a specific period of time. They do not represent ownership of the equity securities, but only the right to buy them. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying equity securities. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the common stock to rise. The price of a warrant may be more volatile than the price of its underlying security. A warrant becomes worthless if it is not exercised within the specified time period.
The Janus Fund may from time to time use non-standard warrants, including low exercise price warrants or low exercise price options (“LEPOs”), to gain exposure to issuers in certain countries. LEPOs are different from standard warrants in that they do not give their holders the right to receive a security of the issuer upon exercise. Rather, LEPOs pay the holder the difference in the price of the underlying security between the date the LEPO was purchased and the date it is sold. Additionally, LEPOs entail the same risks as derivatives that are traded over-the-counter, including the risks that the counterparty or issuer of the LEPO may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Furthermore, while LEPOs may be listed on an exchange, there is no guarantee that a liquid market will exist or that the counterparty or issuer of a LEPO will be willing to repurchase such instrument when the Janus Fund wishes to sell it.
Cyber Security Risk. The Janus Fund is susceptible to operational and information security risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Janus Fund’s operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Janus Fund’s websites or a service provider’s systems, which renders them inoperable to intended users until appropriate actions are taken. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Janus Fund’s systems.
Cyber security failures or breaches by the Janus Fund’s service providers (including, but not limited to, Janus, custodians, transfer agents, subadministrators, and financial intermediaries) may subject the Janus Fund to many of the same risks associated with direct cyber security failures or breaches, and may cause disruptions and impact the service providers’ and the Janus Fund’s business operations, potentially resulting in financial losses, the inability of fund shareholders to transact business and the funds to process transactions, inability to calculate the Janus Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Janus Fund may incur incremental costs to prevent cyber incidents in the future. The Janus Fund could be negatively impacted as a result. While Janus has established business continuity plans and risk management systems designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cyber-attack tactics. As such, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Janus Fund cannot directly control any cyber security plans and systems put in place by third party service providers or their service providers. Cyber security risks are also present for issuers of securities in which the Janus Fund invests, which could result in material adverse consequences for such issuers, and may cause the Janus Fund’s investment in such securities to lose value. The rapid development and increasingly widespread use of artificial intelligence (“AI”) could increase the effectiveness of cyber-attacks and exacerbate the risks.
Operational Risk. An investment in the Janus Fund can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, errors caused by third party service providers, and the use of artificial intelligence and machine learning. Among other things, these errors or failures, as well as other technological issues, may adversely affect the Janus Fund’s ability to calculate its net asset value in a timely manner, including over a potentially extended period of time. These errors or failures may also result in a loss or compromise of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Janus Fund. While the Janus Fund seeks to minimize such events through internal controls and oversight of third party service providers, there is no guarantee that the Janus Fund will not suffer losses if such events occur.
Foreign Securities. The Janus Fund may invest to varying degrees in foreign securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities may include, but are not necessarily limited to, corporate debt securities of foreign issuers, preferred or preference stock of foreign issuers, certain foreign bank obligations, and U.S. dollar or foreign currency-denominated obligations of foreign governments or supranational entities or their subdivisions, agencies, and instrumentalities. Investments in foreign securities, including securities of foreign and emerging market governments, may involve greater risks than investing in domestic securities because the Janus Fund’s performance may depend on factors other than the performance of a particular company. These risks include:
Currency Risk. As long as the Janus Fund holds a foreign currency-denominated security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Janus Fund sells a foreign currency-denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.
Emerging Markets Risk. The Janus Fund may invest its assets in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include, but are not limited to, countries included in the MSCI Emerging Markets IndexSM and any other countries specified in the Janus Fund’s

Prospectuses, as applicable. Investing in emerging markets involves certain risks not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries. The prices of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in more developed markets. Similarly, issuers in such markets may not be subject to regulatory, disclosure, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. Information about emerging market companies, including financial information, may be less available or reliable and the Janus Fund’s ability to conduct due diligence with respect to such companies may be limited. In addition, certain emerging market jurisdictions materially restrict the Public Company Accounting Oversight Board’s (“PCAOB”) inspection, investigation and enforcement capabilities which impairs the ability to conduct independent oversight or inspection of accounting firms located in or operating in certain emerging markets; therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards. Accordingly, these investments may be potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Janus Fund’s investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. In addition, the economies of developing countries tend to be heavily dependent upon international trade and, as such, have been, and may continue to be, adversely impacted by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This may be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they do business. Emerging markets may be subject to a higher degree of corruption and fraud than developed markets, and financial institutions and transaction counterparties may have less financial sophistication, creditworthiness and/or resources than participants in developed markets.
The securities markets of many of the emerging market countries in which the Janus Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. Moreover, the legal remedies for investors in emerging markets or other legal systems to ensure orderly enforcement of property interests such as bankruptcy may be more limited than the remedies available in the United States. Additionally, the ability of U.S. authorities (e.g., the SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited. A shareholder’s ability to bring and enforce legal actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and as a result such claims may be difficult or impossible to pursue. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Janus Fund to obtain or to enforce a judgment against the issuers of such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities. Further, the Janus Fund’s ability to participate fully in the smaller, less liquid emerging markets may be limited by the policy restricting its investments in illiquid securities. In addition, the taxation systems at the federal, regional and local levels in developing or emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.

The Janus Fund may be subject to emerging markets risk to the extent that they invest in securities of issuers or companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.
Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. These securities markets may trade a small number of securities, may have a limited number of issuers and a high proportion of shares, or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. It is also possible that certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. The Janus Fund could be adversely affected by delays in, or a refusal to grant, any required approval for repatriation of capital, dividends, interest, and other income from a particular country or governmental entity. In addition, securities of issuers located in or economically tied to countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements which could also have a negative effect on the Janus Fund. Such factors may hinder the Janus Fund’s ability to buy and sell emerging market securities in a timely manner, affecting the Janus Fund’s investment strategies and potentially affecting the value of the Janus Fund.
Geographic Investment Risk. To the extent the Janus Fund invests a significant portion of its assets in a particular country or geographic region, the Janus Fund will generally have more exposure to certain risks due to possible political, economic, social, regulatory events, and conflicts in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Janus Fund’s performance. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Janus Fund, even beyond any direct investment exposure the Janus Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
Similarly, a particular country or geographic region may be more prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Janus Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Janus Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, trade disputes, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of the Janus Fund’s assets from that country. Further, acts of terrorism in the United States or other countries may cause uncertainty in the financial markets and adversely affect the performance of the issuers to which the Janus Fund has exposure. In addition, the economies of emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.
Regulatory and Transaction Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers. In addition, costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.
Investment Company Securities
From time to time, the Janus Fund may invest in securities of other investment companies subject to the provisions of the 1940 Act or as otherwise permitted by the SEC. Section 12(d)(1) of the 1940 Act prohibits the Janus Fund from acquiring: (i) more than 3% of another investment company’s voting stock; (ii) securities of another investment company with a value in excess of 5% of the Janus Fund’s total assets; or (iii) securities of such other investment company and all other investment companies owned by the Janus Fund having a value in excess of 10% of the Janus Fund’s total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to the Janus Fund if, after the sale: (i) the Janus Fund owns more than 3% of the other investment company’s voting stock or (ii) the Janus Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. To the extent the Janus Fund is an underlying fund in a fund of funds managed by the Adviser, the Janus Fund may not acquire securities of other investment companies in reliance on Section 12(d)(1)(F) and securities of open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G). The Janus Fund may invest in other investment companies beyond these statutory limits to the extent the Janus Fund abides by certain conditions of Rule 12d1-4 under the 1940 Act. The Janus Fund may invest its cash holdings in affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate pursuant to the provision of the 1940 Act that governs the operation of money market funds as part of a cash sweep program. The Janus Fund may purchase unlimited shares of affiliated or non-affiliated money market funds and of other funds managed by Janus, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder.
To the extent the Janus Fund invests in money market funds or other funds, the Janus Fund will be subject to the same risks that investors experience when investing in such other funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity by affiliated or non-affiliated shareholders in such other funds. Additionally, to the extent that Janus serves as the investment adviser to Janus Henderson underlying funds or investment vehicles in which the Janus Fund may invest, Janus may have conflicting interests in fulfilling its fiduciary duties to both the Janus Fund and the underlying funds or investment vehicles. Money market funds are open-end registered investment companies. Money market funds that meet the definition of a retail money market fund or government money market fund generally compute their price per share using the amortized cost method of valuation to seek to maintain a stable $1.00 price per share, and money market funds that do not meet the definitions of a retail money market fund or government money market fund transact at a floating NAV per share (similar to all other non-money market mutual funds). Money market funds may impose liquidity fees because of market conditions or other factors. Amendments to money market fund regulation could impact the trading and value of money market instruments, which may negatively affect the Janus Fund’s return potential.
Investment companies may include index-based investments such as exchange-traded funds (“ETFs”) that hold substantially all of their assets in investments representing specific indices. The main risk of investing in index-based investments is the same as investing in a portfolio of investments comprising the index. Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
As a shareholder of another investment company, the Janus Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Janus Fund bears directly in connection with its own operation. The market prices of ETFs and closed-end funds will fluctuate in accordance with both changes in the market value of their underlying portfolio investments and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). If the market price of shares of an ETF or closed-end fund decreases below the price that the Janus Fund paid for the shares and the Janus Fund were to sell its shares of such investment company at a time when the market price is lower than the price at which it purchased the shares, the Janus Fund would experience a loss.
U.S. Government Securities
To the extent permitted by its investment objective and policies, the Janus Fund may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which the Janus Fund may invest include U.S. Treasury securities, including Treasury Inflation-Protected Securities (“TIPS”), Treasury bills, notes, and bonds, and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which the Janus Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the members of the Federal Farm Credit System, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association (“Sallie Mae”) are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Janus Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.
Because of the rising U.S. Government debt burden, it is possible that the U.S. Government may not be able to meet its financial obligations or that securities issued or backed by the U.S. Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.
Other Securities
Other types of securities that the Janus Fund may purchase include, but are not limited to, the following:
Inverse Floaters. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Fund will invest more than 5% of its assets in inverse floaters. If movements in interest rates are incorrectly anticipated, the Janus Fund could lose money, or its NAV could decline by the use of inverse floaters.
Standby Commitments. Standby commitments are the rights to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement and will be considered to be from the party to whom the investment company will look for payment of the exercise price.
Strip Bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.
Tender Option Bonds. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bonds. This investment structure is commonly used as a means of enhancing a security’s liquidity.

The Janus Fund will purchase standby commitments, tender option bonds, and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolio holdings.
Real Estate Investment Trusts (“REITs”)
Within the parameters of its specific investment policies, the Janus Fund may invest in publicly traded REITs, which are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. In addition, the Janus Fund may gain exposure to the real estate sector by investing in common, preferred and convertible securities of issuers in real estate-related industries. Investments in publicly traded REITs are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, fluctuations in rental income, possible environmental liabilities, regulatory limitations on rent, and other risks related to local or general economic conditions. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Janus Fund’s investment in publicly traded REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and prepayment may diminish the yield on securities issued by those REITs.
Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, publicly traded REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Publicly traded REITs are also subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the registration requirements of the 1940 Act. By investing in publicly traded REITs indirectly through the Janus Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Janus Fund, but also, indirectly, similar expenses of the publicly traded REITs. In addition, publicly traded REITs depend generally on their ability to generate cash flow to make distributions to shareholders.
Regulatory Changes and Market Events and Risks. Federal, state, and foreign governments, regulatory agencies, and self-regulatory organizations may take actions that affect the regulation of the Janus Fund or the instruments in which the Janus Fund invest, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation or other governmental actions could limit or preclude the Janus Fund’s abilities to achieve its investment objective or otherwise adversely impact an investment in the Janus Fund. Furthermore, worsened market conditions, including as a result of U.S. government shutdowns or the perceived creditworthiness of the United States, could have a negative impact on securities markets.
Economic downturns can prompt various economic, legal, budgetary, tax, and regulatory reforms across the globe. In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an unusually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took a number of unprecedented steps designed to support the financial markets, which provided for widespread regulation of the financial industry, including expanded federal oversight in the financial sector. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. This and other future government interventions into the economy and financial markets may not work as intended.
Policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. For example, some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies. The rise in protectionist trade policies, with potential changes to some international trade agreements, may affect the global economy in ways that cannot be presently foreseen.
The value and liquidity of the Janus Fund’s holdings are also generally subject to the risk of significant future local, national, or global economic or political disruptions or slowdowns in the markets in which the Janus Fund invests, especially given that the economies and financial markets throughout the world are becoming increasingly interconnected and reliant on each other. In the event of such an occurrence, the issuers of securities held by the Janus Fund may experience significant declines in the value of their assets and even cease operations, or may require government assistance that is contingent on increased restrictions on their business operations or their government interventions. In addition, it is not certain that the U.S. government or foreign governments will intervene in response to a future market disruption and the effect of any such future intervention cannot be predicted.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Janus Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events, conflicts, or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent the Janus Fund from executing advantageous investment decisions in a timely manner and negatively impact the Janus Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of the Janus Fund’s assets. In addition, these disruptions could also impair the information technology and other operational systems upon which the Janus Fund’s service providers, including Janus, rely, and could otherwise disrupt the ability of employees of the Janus Fund’s service providers to perform essential tasks on behalf of the Janus Fund.
PORTFOLIO TURNOVER
The portfolio turnover rate of the Janus Fund will be calculated by dividing the lesser of purchases or sales of portfolio securities (exclusive of purchases or sales of U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less) by the monthly average of the value of the portfolio securities owned by the Janus Fund during the year. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the fiscal year. A 100% portfolio turnover rate would occur, for example, if all of the securities held by the Janus Fund were replaced once during the fiscal year. The Janus Fund cannot accurately predict its turnover rate. Variations in portfolio turnover rates shown may be due to market conditions, changes in the size of the Janus Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Janus Fund’s investments, and the investment style and/or outlook of portfolio management, or due to a restructuring of the Janus Fund’s portfolio as a result of a change in portfolio management. The Janus Fund’s portfolio turnover rate may be higher when the Janus Fund finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. Higher levels of portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in Fund performance.
INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, AND TAX STATUS
The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Janus Fund. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This summary assumes that investors hold shares of the Janus Fund as capital assets (within the meaning of the Internal Revenue Code). This summary does not apply to investors that are not “United States persons” (as such term is defined under Section 7701(a)(30) of the Internal Revenue Code) or investors subject to special tax treatment

(such as a partnership, financial institution, real estate investment trust, regulated investment company, insurance company, tax-advantaged, tax-qualified and retirement plans (or any other tax-exempt entity), or dealer in securities), except as otherwise specifically indicated below. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Janus Fund.
It is a policy of the Janus Fund to make distributions of substantially all of its net investment income and any realized net capital gains at least annually. Any net capital gains realized during each fiscal year, as defined by the Internal Revenue Code, are normally declared and payable to shareholders in December but, if necessary, may be distributed at other times as well. Additional information regarding the frequency of the Janus Fund’s distribution of dividend payments from net investment income can be found at janushenderson.com/info (or janushhenderson.com/reports if you hold Class D Shares).
Fund Taxation
The Janus Fund intends to qualify as a regulated investment company as such term is defined under Subchapter M of the Internal Revenue Code (a “regulated investment company”). If the Janus Fund failed to qualify as a regulated investment company in any taxable year, the Janus Fund may be subject to federal income tax on its taxable income at corporate tax rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for “qualified dividend income.” In addition, the Janus Fund could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as a regulated investment company that is accorded special federal income tax treatment. Even if the Janus Fund qualifies as a regulated investment company in a taxable year, the Janus Fund will generally be subject to federal income tax on its undistributed investment company taxable income and net tax-exempt income (if any) at the applicable corporate tax rate.
A non-deductible U.S. federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Janus Fund’s “required distribution” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of the Janus Fund’s ordinary income for the calendar year plus 98.2% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Janus Fund intends to make distributions sufficient to avoid imposition of the excise tax.
Certain transactions involving short sales, futures, options, swap agreements, hedged investments, and other similar transactions, if any, may be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character, amount, and timing of distributions to shareholders. The Janus Fund will monitor its transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.
In certain circumstances, such as if the Janus Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Janus Fund elects to include market discount in income currently), the Janus Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, in order to qualify as a regulated investment company under the Internal Revenue Code and to avoid federal income tax and the 4% federal excise tax, the Janus Fund must distribute to shareholders, in each taxable year, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid) and net tax-exempt income, including such accrued income. Therefore, the Janus Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

The Janus Fund may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If the Janus Fund invests in a market discount bond, it generally will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless the Janus Fund elects to include the market discount in income as it accrues.
The Janus Fund’s investments in lower-rated or unrated debt securities may present issues for the Janus Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.
The Janus Fund may purchase securities of certain foreign corporations considered to be passive foreign investment companies under the Internal Revenue Code. If the Janus Fund holds securities in such a passive foreign investment company, it may be subject to U.S. federal income tax and interest on a portion of any “excess distribution” or gain from the disposition of such securities, regardless of whether such income is distributed as a taxable dividend by the Janus Fund to its holders of common stock. In order to avoid taxes and interest that must be paid by the Janus Fund, the Janus Fund may make various elections (if available) permitted by the Internal Revenue Code. However, these elections could require that the Janus Fund recognize taxable income, which in turn must be distributed even though the Janus Fund may not have received any income upon such an event.
Some foreign securities purchased by the Janus Fund may be subject to foreign taxes which could reduce the yield on such securities. Tax treaties between the countries of such foreign securities and the U.S. may reduce or eliminate such foreign taxes. If the amount of foreign taxes is significant in a particular year and the Janus Fund qualifies under Section 853 of the Internal Revenue Code, it may elect to pass through such taxes to shareholders. If the Janus Fund makes such an election, foreign taxes paid by the Janus Fund will be reported to shareholders as income and shareholders may claim either a foreign tax credit or deduction for such taxes, subject to certain limitations. If such election is not made by the Janus Fund, any foreign taxes paid or accrued will represent an expense to the Janus Fund, which will reduce its investment company taxable income.
Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Janus Fund accrues income or receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Janus Fund actually collects such income or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also may be treated as ordinary gain or loss. These gains and losses, referred to under the Internal Revenue Code as “Section 988” gains or losses, may increase or decrease the amount of the Janus Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.
The Janus Fund may utilize foreign currency contracts in an effort to limit foreign currency risk. The value of foreign currency contracts can vary widely from month-to-month, which may result in gains one month and losses the next month. If the Janus Fund distributes such gains during a monthly distribution (if applicable) and subsequently realizes foreign currency losses due to exchange rate fluctuations, such distribution could constitute a return of capital to shareholders for federal income tax purposes.
If the Janus Fund elects to invest in REIT equity securities, such investments may require the Janus Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Janus Fund may be required to sell securities at a time when fundamental investment considerations would not favor such sales. The Janus Fund’s investments in REIT equity securities may result in the receipt of cash in excess of the REIT’s earnings. If the Janus Fund distributes such amounts, such distribution could constitute a return of capital to shareholders for federal income tax purposes.

Some REITs are permitted to hold “residual interests” in REMICs. Pursuant to an IRS notice, a portion of the Janus Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Internal Revenue Code as an “excess inclusion”) may be subject to federal income tax in all events. Excess inclusion income will normally be allocated to shareholders in proportion to the dividends received by such shareholders with the same consequences as if the shareholders held the related REMIC residual interest directly. There may be instances in which the Janus Fund may be unaware of a REIT’s excess inclusion income. In general, excess inclusion income allocated to shareholders: (a) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions); (b) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan, or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a federal income tax return, to file a tax return and pay tax on such income; and (c) in the case of a non-U.S. investor (as defined below), will not qualify for any reduction in U.S. federal withholding tax. Tax-exempt investors sensitive to UBTI are strongly encouraged to consult their tax advisers prior to investment in the Janus Fund. In addition, if at any time during any taxable year a “disqualified organization” (as defined by the Internal Revenue Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the applicable corporate tax rate. This may impact the Janus Fund’s performance.
For taxable years beginning after December 31, 2017, ordinary REIT dividends are treated as “qualified business income” that is eligible for a 20% federal income tax deduction in the case of individuals, trusts and estates. Regulations enable the Janus Fund to pass through the special character of “qualified REIT dividends” to its shareholders. The amount of a regulated investment company’s dividends eligible for the 20% deduction for a taxable year is limited to the excess of the regulated investment company’s qualified REIT dividends for the taxable year over allocable expenses. To be eligible to treat distributions from the Janus Fund as qualified REIT dividends, a shareholder must hold shares of the Janus Fund for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend and the shareholder must not be under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. If the Janus Fund does not elect to pass the special character of this income through to shareholders or if a shareholder does not satisfy the above holding period requirements, the shareholder will not be entitled to the 20% deduction for the shareholder’s share of the Janus Fund’s qualified REIT dividend income.
The application of certain requirements for qualification as a regulated investment company and the application of certain other federal income tax rules may be unclear in some respects in connection with investments in certain derivatives and other investments. As a result, the Janus Fund may be required to limit the extent to which it invests in such investments and it is also possible that the IRS may not agree with the Janus Fund’s treatment of such investments. In addition, the tax treatment of derivatives and certain other investments may be affected by future legislation, treasury regulations, and guidance issued by the IRS (which could apply retroactively) that could affect the timing, character, and amount of the Janus Fund’s income and gains and distributions to shareholders, affect whether the Janus Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a regulated investment company and avoid federal income and excise taxes, or limit the extent to which the Janus Fund may invest in certain derivatives and other investments in the future.
Generally, the character of the income or capital gains that the Janus Fund receives from another investment company will pass through to the Janus Fund’s shareholders as long as the Janus Fund and the other investment company each qualify as regulated investment companies. However, to the extent that another investment company that qualifies as a regulated investment company realizes net losses on its investments for a given taxable year, the Janus Fund will not be able to recognize its share of those losses until it disposes of shares of such investment company. Moreover, even when the Janus

Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that the Janus Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Janus Fund invested directly in the securities held by the investment companies in which it invests, rather than investing in shares of the investment companies. For similar reasons, the character of distributions from the Janus Fund (e.g., long-term capital gain, qualified dividend income, etc.) will not necessarily be the same as it would have been had the Janus Fund invested directly in the securities held by the investment companies in which it invests.
The Janus Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Janus Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the IRS could challenge the Janus Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Janus Fund or disqualification of the Janus Fund as a regulated investment company.
U.S. Shareholder Taxation
For purposes of this discussion, “U.S. shareholder” shall mean a beneficial owner of the shares of the Janus Fund that is a United States person, as such term is defined under Section 7701(a)(30) of the Internal Revenue Code, other than a partnership. All income dividends and capital gains distributions, if any, on the Janus Fund’s Shares are reinvested automatically in additional shares of the same class of Shares of the Janus Fund at the NAV determined on the first business day following the record date, unless the U.S. shareholder has elected to receive distributions in cash. U.S. shareholders will be subject to federal income taxes on distributions made by the Janus Fund whether received in cash or additional shares of the Janus Fund. Distributions from the Janus Fund’s net investment income (which includes dividends, interest, net short-term capital gains, and net gains from foreign currency transactions), if any, generally are taxable to shareholders as ordinary income, unless such distributions are attributable to “qualified dividend income” eligible in the case of noncorporate investors for the reduced federal income tax rates applicable to long-term capital gains, provided certain holding period and other requirements are satisfied. Dividends received from REITs and certain foreign corporations generally will not constitute qualified dividend income. In addition, if the Janus Fund participates in a securities lending transaction and receives a payment in lieu of dividends with respect to securities on loan (a “substitute payment”), such income generally will not constitute qualified dividend income. Distributions of the Janus Fund’s net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable as long-term capital gains, regardless of how long shares of the Janus Fund were held. Long-term capital gains are taxable to noncorporate investors at a maximum federal income tax rate of 20%. In addition, certain non-corporate investors may be subject to an additional 3.8% Medicare tax discussed below. Dividends paid by the Janus Fund may also qualify in part for the dividends-received deduction available to corporate U.S. shareholders, provided that certain holding period and other requirements under the Internal Revenue Code are satisfied. Generally, however, dividends received from REITs and on stocks of foreign issuers are not eligible for the dividends-received deduction when distributed to the Janus Fund’s corporate shareholders. In addition, a substitute payment received with respect to a securities lending transaction will not be eligible for the dividends-received deduction when distributed to the Janus Fund’s corporate U.S. shareholders. Distributions from the Janus Fund may also be subject to foreign, state, and local income taxes. Please consult a tax adviser regarding the tax consequences of Fund distributions and to determine whether you will need to file a tax return.
If the Janus Fund makes a distribution in excess of its current and accumulated earnings and profits, the excess will be treated as a return of capital to the extent of a U.S. shareholder’s basis in his, her, or its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a U.S. shareholder’s basis in his, her, or its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the U.S. shareholder of such shares.

If the Janus Fund produces income primarily derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid by the Janus Fund is anticipated to be qualified dividend income.
Distributions declared by the Janus Fund during October, November, or December to U.S. shareholders of record during such month and paid by January 31 of the following year will be taxable in the year they are declared, rather than the year in which they are received. The Janus Fund will notify its U.S. shareholders each year of the amount and type of dividends and distributions it paid.
Gain or loss realized upon a redemption or other disposition (such as an exchange) of shares of the Janus Fund by a U.S. shareholder will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if not held for such period, as short-term capital gain or loss. Any loss on the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions paid to the U.S. shareholder with respect to such shares. Any loss a U.S. shareholder realizes on a sale or exchange of shares of the Janus Fund will be disallowed if the U.S. shareholder acquires other shares of the Janus Fund (whether through the automatic reinvestment of dividends or otherwise) or substantially identical stock or securities within a 61-day period beginning 30 days before and ending 30 days after the U.S. shareholder’s sale or exchange of the shares. In such case, the U.S. shareholder’s tax basis in the shares acquired will be adjusted to reflect the disallowed loss. Capital losses may be subject to limitations on their use by a U.S. shareholder.
If a U.S. shareholder incurs a sales charge in acquiring shares of the Janus Fund, disposes of those shares within 90 days and then acquires by January 31 of the calendar year following the calendar year in which the disposition occurred shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain or loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a U.S. shareholder from immediately deducting the sales charge by shifting his, her or its investment within a family of mutual funds.
When a U.S. shareholder opens an account, IRS regulations require that the shareholder provide a taxpayer identification number (“TIN”), certify that it is correct, and certify that he, she, or it is not subject to backup withholding. If a U.S. shareholder fails to provide a TIN or the proper tax certifications, the Janus Fund is required to withhold 24% of all distributions (including dividends and capital gain distributions) and redemption proceeds paid to the U.S. shareholder. The Janus Fund is also required to begin backup withholding on an account if the IRS instructs it to do so. Amounts withheld may be applied to the U.S. shareholder’s federal income tax liability and the U.S. shareholder may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Janus Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. shareholders that are individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
Non-U.S. Investors
Non-U.S. investors (shareholders that are beneficial owners of the shares of the Janus Fund that are not “United States persons,” as such term is defined under Section 7701(a)(30) of the Internal Revenue Code, or partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Janus Fund and about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Janus Fund from net long-term capital gains, interest related dividends and short-term capital gain dividends, if such amounts are reported by the Janus Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains may be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a United States person (as such term is defined under Section 7701(a)(30) of the Internal Revenue Code).
Under Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends made by the Janus Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS which can be relied on currently, such withholding is not required unless final regulations provide otherwise. The Janus Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of the Janus Fund fails to provide the Janus Fund with appropriate certifications or other documentation concerning its status under FATCA.
TRUSTEES AND OFFICERS
  [To be updated by amendment]
The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). As of the date of this SAI, none of the Trustees are “interested persons” of Janus as that term is defined by the 1940 Act.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Janus Fund’s Governance Procedures and Guidelines, the policy is for a Trustee to retire no later than the end of the calendar year in which the Trustee turns 75, unless extended by the Trustees. The Trustees review the Janus Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The Janus Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus: Janus Aspen Series. As of the date of this SAI, collectively, the two registered investment companies consist of [ ] series or funds, referred to herein as the “Fund Complex”.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Aspen Series. Certain officers of the Janus Fund may also be officers and/or directors of Janus. Except as otherwise disclosed, Fund officers receive no compensation from the Janus Fund, except for the Janus Fund’s CCO, as authorized by the Trustees.

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Alan A. Brown 151 Detroit Street Denver, CO 80206 DOB: 1962	Chairman Trustee	5/22-Present 1/13-Present
Principal, Curam Holdings LLC (since 2018). Formerly, Executive Vice President, Institutional Markets, of Black Creek Group (private equity real estate investment management firm) (2012-2018), Executive Vice President and Co-Head, Global Private Client Group (2007-2010), Executive Vice President, Mutual Funds (2005-2007), and Chief Marketing Officer (2001-2005) of Nuveen Investments, Inc. (asset management).
[ ]
Board Chair of Pension & Wealth Management Advisors (wealth management advisors) (since 2026), Board Member of BankNewport (mutual savings bank) (since 2024), Advisory Board Member of AEW Core Property Trust (open-end property fund) (since 2020), and Director of WTTW (PBS affiliate) (since 2003). Formerly, Director of MotiveQuest LLC (strategic social market research company) (2003-2016), Director of Nuveen Global Investors LLC (2007-2011), and Director of Communities in Schools (2004-2010).

Cheryl D. Alston 151 Detroit Street Denver, CO 80206 DOB: 1966	Trustee	8/22-Present
Chief Executive Officer, Alston Consulting, LLC (financial consulting) since 2025. Formerly, Executive Director and Chief Investment Officer, Employees’ Retirement Fund of the City of Dallas (2004-2025).
[ ]
Director of Blue Cross Blue Shield of Kansas City (a not-for-profit health insurance provider) (since 2016) and Director of Globe Life Insurance (life and supplemental health insurance provider) (since 2017). Formerly, Director of Federal Home Loan Bank of Dallas (2017-2021).

TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees (cont’d.)
Raudline Etienne 151 Detroit Street Denver, CO 80206 DOB: 1965	Trustee	6/16-Present
Founder, Daraja Capital (advisory and investment firm) (since 2016). Formerly, Senior Vice President and Senior Advisor, Albright Stonebridge Group LLC (global strategy firm) (2011-2021), and Deputy Comptroller and Chief Investment Officer, New York State Common Retirement Fund (public pension fund) (2008-2011).
[ ]
Governing Board Member of Toigo Foundation (nonprofit developing finance leaders) (since 2026), Member of the Investment Committee for Cooper Union (private college) (since 2021) and Director of Brightwood Capital Advisors, LLC (private credit firm) (since 2014). Formerly, Board Member, Van Alen Institute (nonprofit urban design organization) (2019-2022).

Darrell B. Jackson 151 Detroit Street Denver, CO 80206 DOB: 1958	Trustee	8/22-Present
President and Chief Executive Officer, The Efficace Group Inc. (since 2018). Formerly, President and Chief Executive Officer, Seaway Bank and Trust Company (community bank) (2014-2015), and Executive Vice President and Co-President, Wealth Management (2009-2014), and several senior positions, including Group Executive, Senior Vice President, and Vice President (1995-2009) of Northern Trust Company (financial services company) (1995-2014).
[ ]
Board Member FTC Solar, Inc. (solar tracking systems manufacturer) (since 2025), Advisory Board Member, Dome Construction (construction) (since 2023), Director of Amalgamated Financial Corp (bank) (since August 2021), Director of Gray-Bowen-Scott (transportation project consulting firm) (since April 2020), and Life Trustee, The Morton Arboretum (botanical garden) (since 2004). Formerly, Director of YR Media (a not-for-profit production company) (2021-2023), Director of Delaware Place Bank (closely held commercial bank) (2016-2018) and Director of Seaway Bank and Trust Company (2014-2015).

Dominic Janssens	Trustee	7/24-Present	Retired. Formerly, Global Chief Operating Officer, Macquarie Investment Management (2016-	[ ]	Board Member of Praxis Solutions, Inc. (AI-technology

151 Detroit Street Denver, CO 80206 DOB: 1965
2019); Leader of Global Investment and Institutional Client Services, T. Rowe Price (2008-2016); Senior Managing Director, State Street Global Advisors (2006-2008); and Managing Director, Deutsche Asset Management (2000-2005).
firm) (since 2022) and Advisory Board Member (since 2021).

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees (cont’d.)
William F. McCalpin 151 Detroit Street Denver, CO 80206 DOB: 1957	Trustee	6/02-Present
Chief Executive Officer, muun chi LLC (organic food business) (since 2022) and Independent Consultant (since 2019). Formerly, Chief Operating Officer, muun chi LLC (2020-2022), Managing Partner, Impact Investments, Athena Capital Advisors LLC (independent registered investment advisor) (2016-2019), Managing Director, Holos Consulting LLC (provides consulting services to foundations and other nonprofit organizations) (2009-2016), Chief Executive Officer, Imprint Capital Advisors (impact investment firm) (2013-2015), and Executive Vice President and Chief
[ ]
Formerly, Trustee and Chairman of the Board of The Investment Fund for Foundations Investment Program (TIP) (2008-2023), Director of the F.B. Heron Foundation (a private grantmaking foundation) (2006-2022), and Director of Mutual Fund Directors Forum (a non-profit organization serving independent directors of U.S. mutual funds) (2016-2021).

Operating Officer of The Rockefeller Brothers Fund (a private family foundation) (1998-2006).
Gary A. Poliner 151 Detroit Street Denver, CO 80206 DOB: 1953	Trustee	6/16-Present	Retired. Formerly, President (2010-2013) of Northwestern Mutual Life Insurance Company.	[ ]
Formerly, Director of MGIC Investment Corporation (private mortgage insurance) (2013-2023), Director, West Bend Mutual Insurance Company (property/casualty insurance) (2013-2021), Trustee of Northwestern Mutual Life Insurance Company (2010-2013), and Director of Frank Russell Company (global asset management firm) (2008-2013).

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Trustee-Advisor
Gwen L. Shaneyfelt 151 Detroit Street Denver, CO 80206 DOB: 1962	Trustee	5/26-Present
Retired. Formerly, Chief Administrative Officer and Executive Vice President, Franklin Resources, Inc. (“Franklin”) (global asset management firm) (January 2024-December 1, 2025), and Chief Accounting Officer and Executive Vice President, (June 2019-January 2024), and officer and/or director of certain subsidiaries of Franklin, including as Vice President and Chief Financial
[ ]
Board Member, Desert Foothills Lutheran Church and School (2022-present). Formerly, Director or Manager for several Franklin subsidiaries, including Director, ClearBridge Investments LLC and Manager of Royce & Associates GP, LLC (2020-2025), Director, Franklin Templeton Fund Management

Officer, Legg Mason, Inc., and Senior Vice President, Franklin Templeton Companies, LLC (2011-2025).	Limited and Franklin Templeton Australia Limited (2019-2025), and Manager, Franklin Templeton International Services S.à r.l. (2013-2025).

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Joshua Cummings 151 Detroit Street Denver, CO 80206 DOB: 1970	Executive Vice President and Co-Portfolio Manager Janus Henderson U.S. Research Core Fund	[ ]	Head of the Consumer Sector Team and the Communications Sector Team at Janus Henderson Investors, Portfolio Manager for other Janus Henderson accounts, and Analyst for Janus.
John Jordan 151 Detroit Street Denver, CO 80206 DOB: 1972	Executive Vice President and Co-Portfolio Manager Janus Henderson U.S. Research Core Fund	[ ]	Head of the Financials Sector Team at Janus Henderson Investors, Portfolio Manager for other Janus Henderson accounts, and Analyst for Janus.
Michelle Rosenberg 151 Detroit Street Denver, CO 80206 DOB: 1973	President and Chief Executive Officer	9/22-Present
Chief Administrative Officer (since 2024) and General Counsel (since 2018) of Janus Henderson Investors. Formerly, Corporate Secretary of Janus Henderson Investors (2018-2024), Interim President and Chief Executive Officer of the Trust and Janus Aspen Series (2022), Senior Vice President and Head of Legal, North America of Janus Henderson Investors (2017-2018) and Deputy General Counsel of Janus Henderson US (Holdings) Inc. (2015-2018). Member of Board of Trustees for Bates College (since 2020) and Member of

Board of Directors for ICI Mutual Insurance Company (since 2023).
Kristin Mariani 151 Detroit Street Denver, CO 80206 DOB: 1966	Vice President and Chief Compliance Officer	7/20-Present
Head of Compliance, North America at Janus Henderson Investors (since September 2020) and Chief Compliance Officer at Janus Henderson Investors US LLC (since September 2017). Formerly, Anti-Money Laundering Officer for the Trust and Janus Aspen Series (July 2020-December 2022), Global Head of Investment Management Compliance at Janus Henderson Investors (February 2019-August 2020), Vice President, Head of Global Distribution Compliance and Chief Compliance Officer at Janus Henderson Distributors US LLC (May 2017-September 2017), Vice President, Compliance at Janus Henderson US (Holdings) Inc., Janus Henderson Investors US LLC, and Janus Henderson Distributors US LLC (2009-2017).

Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Chief Financial Officer Vice President, Treasurer, and Principal Accounting Officer	3/05-Present 2/05-Present	Head of U.S. Fund Administration, Janus Henderson Investors and Janus Henderson Services US LLC (since 2005).
Cara Owen 151 Detroit Street Denver, CO 80206 DOB: 1981	Vice President, Chief Legal Officer, and Secretary	8/26-Present
Managing Counsel, Executive Director of Janus Henderson Investors US, LLC (since 2026). Formerly, Senior Legal Counsel of Janus Henderson Investors US LLC (2026-2021), Assistant Secretary of Janus Detroit Street Trust and Clayton Street Trust (2021-2023), and Vice President and Principal Legal Counsel, ALPS Fund Services, Inc. (2019-2021) (fund administrator).

*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Ciaran Askin 151 Detroit Street Denver, CO 80206 DOB: 1978	Anti-Money Laundering Officer	12/22-Present	Global Head of Financial Crime, Janus Henderson Investors (since 2022). Formerly, Global Head of Financial Crime for Invesco Ltd. (2017-2022).
Mary Clarke-Pearson 151 Detroit Street Denver, CO 80206 DOB: 1980	Interim Assistant Secretary	6/26-Present	Senior Legal Counsel of Janus Henderson Investors US LLC (since 2020).
Allen Welch 151 Detroit Street Denver, CO 80206 DOB: 1974	Assistant Treasurer	3/12-Present	Director, Head of Fund Tax of Janus Henderson Investors US LLC (since 2017).

*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
As discussed below, the Board’s Nominating and Governance Committee is responsible for identifying and recommending candidates for nomination or election by the Board based on a variety of diverse criteria. In its most recent evaluation of the qualifications of each Trustee as part of the Board’s annual self-evaluation process, the Committee and the Board considered the totality of the information available to them, including the specific experience, qualifications, attributes or skills, as noted below, and concluded that each of the Trustees should serve as members of the Board of Trustees based on the Trust’s business structure. In reaching these conclusions, the Committee and the Board, in the exercise of their reasonable business judgment, evaluated each Trustee based on his or her specific experience, qualifications, attributes and/or skills on an individual basis and in combination with the other Trustees, none of which by itself was considered dispositive.
Alan A. Brown: Service as Executive Vice President and as Chief Marketing Officer of a leading investment management firm, a corporate and fund director, and as an executive with a private equity real estate investment management firm, and a Fund Independent Trustee since 2013 and Independent Chairman of the Board of Trustees since May 2022.
Cheryl D. Alston: Service as Executive Director and Chief Investment Officer of a large public pension fund, service on not-for-profit and corporate boards, and a Fund Independent Trustee since 2022.
Raudline Etienne: Service as Deputy Controller and Chief Investment Officer of a large public pension fund, Senior Vice President and Senior Advisor to a global strategy firm, service as a member of nonprofit and private boards, and a Fund Independent Trustee since 2016.
Darrell B. Jackson: Service as President and Chief Executive Officer of a bank, Executive Vice President and Co-President of a large financial services company, service on corporate and private company boards, and a Fund Independent Trustee since 2022.
Dominic Janssens: Service as Global Chief Operating Officer and Managing Director of investment and asset management companies, Member of Board of Directors and Advisory Board Member of an AI-technology firm, and in various capacities with public investment firms, and a Fund Independent Trustee since 2025.
William F. McCalpin: Service as Chief Operating Officer of a large private family foundation, Chairman and Trustee of an unaffiliated fund complex, and a Fund Independent Trustee since 2002 and Independent Chairman of the Board of Trustees from 2008 to May 2022.
Gary A. Poliner: Service as President, and Vice President and Chief Risk Officer, of a large life insurance company, a director of private companies, service as director and Chairman and Director of unaffiliated fund complexes, and a Fund Independent Trustee since 2016.
Gwen L. Shaneyfelt: Service as Executive Vice President and Chief Accounting Officer of a global asset management firm and as an officer and/or director of various subsidiaries of the firm, a certified public accountant, an executive director of tax of the investment management unit of a diversified financial services firm, and as prior chairperson of the Investment Company Institute’s Tax and Advisor/Distributor Tax committees, and a Fund Independent Trustee since 2026.
General Information Regarding the Board of Trustees and Leadership Structure
The Trust is governed by the Board of Trustees, which is responsible for and oversees the management and operations of the Trust and each of the Janus Henderson funds on behalf of fund shareholders. Each member of the Board is an Independent Trustee, including the Board’s Chairman. The Board’s responsibilities include, but are not limited to, oversight of the Janus Henderson funds’ officers and service providers, including Janus, which is responsible for the Trust’s day-to-day operations. The Trustees approve all of the agreements entered into with the Janus Henderson funds’ service providers, including the investment management agreements with Janus. The Trustees are also responsible for determining or changing each Janus Henderson fund’s investment objective(s), policies, and available investment techniques, as well as for overseeing the Janus Henderson funds’ Chief Compliance Officer. In carrying out these responsibilities, the Trustees are assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel, an independent fee consultant, and other specialists as appropriate, all of whom are selected by the Trustees. The Trustees also meet regularly without representatives of Janus or its affiliates present.
The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a Board-approved charter that delineates the specific responsibilities of that committee. For example, the Board as a whole is responsible for oversight of the annual process by which the Board considers and approves each fund’s investment advisory agreement with Janus, but specific matters related to oversight of the Janus Henderson funds’ independent auditors have been delegated by the Board to its Audit Committee, subject to approval of the Audit Committee’s recommendations by the Board. The members and responsibilities of each Board committee are summarized below. In addition to serving on certain committees, the Chairman of the Board (“Board Chairman”) is responsible for presiding at all meetings of the Board and has other duties as may be assigned by the Trustees from time to time. The Board Chairman also serves as the Board’s liaison to Janus with respect to all matters related to the Janus Henderson funds that are not otherwise delegated to the chair of a Board committee. The Board has determined that this leadership structure is appropriate based on (1) the number of Janus Henderson funds overseen and the various investment objectives of those funds; (2) the manner in which the Janus Henderson funds’ shares are marketed and distributed; and (3) the responsibilities entrusted to Janus and its affiliates to oversee the Trust’s day-to-day operations, including the management of each Janus Henderson fund’s holdings and the distribution of fund shares. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Janus Henderson funds in the complex.
Committees of the Board
The Board of Trustees has six standing committees that each perform specialized functions: an Audit Committee, Investment Oversight Committee, Nominating and Governance Committee, Operations Committee, Product and Distribution Committee, and Trading and Pricing Committee. The table below shows the committee members as of the date of this SAI. The composition of certain committees was different throughout the fiscal year. Each committee is comprised entirely of Independent Trustees. Information about each committee’s functions is provided in the following table:
[To be updated by amendment]

	Summary of Functions	Members (Independent Trustees)	Number of Meetings Held During Fiscal Year Ended [ ]
Audit Committee
Reviews the Trust’s financial reporting process, the system of internal controls over financial reporting, disclosure controls and procedures, including the review of the adequacy of relevant personnel and the review of reports related to such system of internal controls, Form N-CSR, Form N-CEN, and Form N-PORT filings, and the audit process. The Committee’s review of the audit process includes, among other things, the appointment, compensation, and oversight of the Trust’s independent auditor, which performs the audits of the Trust’s
		Gary A. Poliner (Chair) Cheryl D. Alston Alan A. Brown Dominic Janssens Gwen L. Shaneyfelt	[ ]

financial statements, regular meetings and communication with relevant personnel at Janus and the independent auditor, and preapproval of all audit and nonaudit services. The Committee also reviews any significant changes or improvements in accounting and audit processes that have been implemented. The Committee receives reports from the Trust’s Chief Financial Officer, Treasurer, and Principal Accounting Officer, and from personnel responsible for internal audit functions related to financial reporting. The Committee also oversees service providers that provide fund accounting and portfolio accounting services to the Trust.

Investment Oversight Committee
Oversees the investment activities of the series of the Trust. The Committee meets regularly with investment personnel at Janus and any subadviser to the Janus Funds to review the investment performance, investment risk characteristics, objectives, and strategies of the Janus Funds. The Committee reviews reports regarding the use of derivative instruments by the Janus Funds and information and reports with respect to proposed new investment instruments and techniques. The Committee reviews various matters related to the operations of the Janus Henderson money market funds, including the review of reports related to such operations, compliance with the Trust’s Money Market Fund Procedures, and Rule 2a-7 under the 1940 Act.
		Cheryl D. Alston (Chair) Alan A. Brown Raudline Etienne Darrell B. Jackson Dominic Janssens William F. McCalpin Gary A. Poliner Gwen L. Shaneyfelt	[ ]
Nominating and Governance Committee	Identifies and recommends individuals for Trustee membership, recommends an independent Trustee	William F. McCalpin (Chair) Alan A. Brown	[ ]

to serve as Board Chair, consults with Fund officers and the Board Chair in planning Trustee meetings, reviews the responsibilities of each Board committee, which includes the need for new committees and the continuation of existing committees, and oversees the administration of, and ensures compliance with, the Trust’s Governance Procedures and Guidelines adopted by the Trustees. The Committee also leads the Trustees’ annual self-assessment process and continuing education program, reviews, and proposes changes to, Trustee compensation, and oversees the administration of the Trust’s insurance program.
Raudline Etienne
Operations Committee
Oversees certain matters related to the operation of the Trust. The Committee receives reports regarding the operation of the Trust’s securities lending program, the implementation of the Proxy Voting Procedures and Guidelines, and various information technology, cybersecurity, and data privacy risks related to the Trust and the Trust’s service providers. The Committee oversees service providers providing operations-related services to the Trust, including the Trust’s custodian and transfer agent. The Committee receives reports from personnel responsible for the Trust’s enterprise risk function and Janus’s internal audit function. In addition, the Committee oversees compliance with certain procedures adopted by the Trust under exemptive orders of the SEC.
	Dominic Janssens (Chair) Raudline Etienne Darrell B. Jackson William F. McCalpin Gary A. Poliner	[ ]

	Summary of Functions	Members (Independent Trustees)	Number of Meetings Held During Fiscal Year Ended [ ]
Product and Distribution Committee
Provides oversight of matters regarding the Trust’s product lineup and the distribution of shares of the Janus Funds. The Committee reviews matters relating to the initial strategy, design, and positioning of new Funds and material changes to the strategy, design, and/or positioning of existing Funds. The Committee receives reports regarding potential Fund closures, liquidations, or mergers, certain Fund fees and expenses, and marketing and distribution strategies for the Janus Funds including payments made by the Janus Funds pursuant to the Trust’s distribution and shareholder servicing plans. The Committee reviews certain regulatory filings made with the SEC and oversees and receives reporting from service providers providing product and distribution-related services to the Trust.
		Darrell B. Jackson (Chair) Alan A. Brown Raudline Etienne William F. McCalpin	[ ]
Trading and Pricing Committee
Oversees matters relating to the pricing of the Janus Funds’ securities and the placement of portfolio transactions. The Committee oversees Janus as valuation designee and reviews reports on fair valuation determinations and valuation methodologies regarding securities and investments held by the Janus Funds pursuant to valuation procedures established by Janus and approved by the Board of Trustees. The Committee also reviews other matters related to pricing the Janus Funds’ securities and approves changes to the valuation procedures. The Committee receives reporting regarding portfolio transactions with affiliates undertaken in accordance with the Trust’s procedures, efforts to obtain best
		Gary A. Poliner (Chair) Alan A. Brown Dominic Janssens Gwen L. Shaneyfelt	[ ]

execution in connection with portfolio transactions and commissions paid to firms supplying research and brokerage services. The Committee also receives reports regarding foreign exchange trading by the Janus Funds. In addition, the Committee oversees service providers providing trading and pricing-related services to the Trust and reviews reports from the administrator of the Trust’s liquidity risk management program.

Board Oversight of Risk Management
Janus, as part of its responsibilities for the day-to-day operations of the Janus Henderson funds, is responsible for day-to-day risk management for the funds. The Board, as part of its overall oversight responsibilities for the Janus Henderson funds’ operations, oversees Janus’s risk management efforts with respect to the funds. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Janus Henderson funds. The Board discharges its oversight duties and considers potential risks in a number of different ways, including, but not limited to, receiving reports on a regular basis, either directly or through an appropriate committee, from Janus and its officers. Reports received include those from, among others, Janus’s (1) senior managers responsible for oversight of global risk, including, for example, those responsible for oversight of operational risks and cyber risks in particular; (2) senior managers responsible for oversight of fund construction and trading risk; (3) Chief Compliance Officer; and (4) the Global Head of Internal Audit. At the time these reports are presented, the Board or the committee receiving the report will, as it deems necessary, invite the presenter to participate in an executive session to discuss matters outside the presence of any other officers or representatives of Janus or its affiliates. The Board also receives reports from other entities and individuals unaffiliated with Janus, including reports from the Janus Henderson funds’ other service providers and from independent consultants hired by the Board. The Board has appointed the Janus Fund’s CCO who (1) reports directly to the Board and (2) provides a comprehensive written report annually and presents quarterly at the Board’s regular meetings. The Janus Fund’s CCO, who also serves as Janus Henderson’s Head of Compliance, North America, discusses relevant risk issues that may impact the Janus Henderson funds and/or Janus’s services to the funds, and routinely meets with the Board in private without representatives of Janus or its affiliates present. The Janus Fund’s CCO also provides the Board with updates on the application of the Janus Henderson funds’ compliance policies and procedures, including how these procedures are designed to mitigate risk and what, if any, changes have been made to enhance the procedures. The Janus Fund’s CCO may also report to the Board on an ad hoc basis in the event that she identifies issues associated with the Janus Henderson funds’ compliance policies and procedures that could expose the funds to additional risk or adversely impact the ability of Janus to provide services to the funds.
The Board believes that its leadership structure permits it to effectively discharge its oversight responsibilities with respect to the Janus Henderson funds’ risk management process.
Additional Information About Trustees
Under the Trust’s Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds advised by Janus for which they serve as Trustee, to the extent they are directly eligible to do so. For each Trustee, these investments are expected, in the aggregate and at a minimum, to equal median Trustee annual compensation with an allowance for new Trustees to reach this level of investment over time. These investments may include amounts held under a deferred compensation plan that are valued based on “shadow investments,” where any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus. Such investments, including the amount and which funds, are dictated by each Trustee’s individual financial circumstances and investment goals.
Since the Janus Fund is new, the Trustees do not currently own Shares of the Janus Fund. The Trustees may, however, own shares of certain other Janus Henderson mutual funds that have comparable investment objectives and strategies as the Janus Fund. The last column of the table will reflect each Trustee’s aggregate dollar range of securities of all mutual funds advised by Janus and overseen by the Trustees, as of [ ].
[To be updated by amendment]

Name of Trustee	Dollar Range of Equity Securities in the Janus Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in the Janus Fund Complex
Independent Trustees
Alan A. Brown	None	[ ]
Cheryl D. Alston	None	[ ]
Raudline Etienne	None	[ ]
Darrell B. Jackson	None	[ ]
Dominic Janssens	None	[ ]
William F. McCalpin	None	[ ]
Gary A. Poliner	None	[ ]
Gwen L. Shaneyfelt(2)	None	[ ]

(1)	Ownership shown includes amounts held under a deferred compensation plan that are valued based on “shadow investments” in one or more funds.
(2)	Gwen L. Shaneyfelt was elected to the Board as an Independent Trustee effective, May 18, 2026.
The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus Henderson funds for serving as Trustee of those funds. Janus pays persons who are directors, officers, or employees of Janus or any affiliate thereof, or any Trustee considered an “interested” Trustee, for their services as Trustees or officers. The Trust and other funds managed by Janus may pay all or a portion of the compensation and related expenses of the Janus Fund’s CCO and compliance staff, as authorized from time to time by the Trustees.
To the best knowledge of the Trust, the following table shows the aggregate compensation paid to each Independent Trustee by the Janus Fund described in this SAI and all Janus Henderson funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Janus Fund or the Janus Henderson funds. Effective January 1, 2006, the Trustees established a deferred compensation plan using “shadow investments” under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Janus Fund, in lieu of receiving current payments of such compensation.

[To be updated by amendment]

Name of Person, Position	Aggregate Compensation from the Janus Fund for fiscal year ended [ ](1)	Total Compensation from the Janus Fund Complex for calendar year ended [ ](2)(3)
Independent Trustees
Alan A. Brown, Chairman and Trustee(4)(5)	N/A	$	[	]
Cheryl D. Alston, Trustee(5)	N/A	$	[	]
Raudline Etienne, Trustee	N/A	$	[	]
Darrell B. Jackson, Trustee(5)	N/A	$	[	]
Dominic Janssens, Trustee(5)	N/A	$	[	]
William F. McCalpin, Trustee(5)	N/A	$	[	]
Gary A. Poliner, Trustee(5)	N/A	$	[	]
Gwen L. Shaneyfelt, Trustee(6)	N/A		N/A

(1)
Since the Janus Fund is new, no fees were paid during the fiscal year ended [ ]. The aggregate compensation paid by the Janus Fund is estimated for its initial fiscal period ended [ ], 2027, as follows: Alan A Brown $[ ]; Cheryl D Alston $[ ]; Raudline Etienne $[ ]; Darrell B. Jackson $[ ]; Dominic Janssens $[ ]; William F. McCalpin $[ ]; Gary A. Poliner $[ ]; and Gwen L. Shaneyfelt $[ ].

(2)	For all Trustees, includes compensation for service on the boards of two registered investment companies comprised of [ ] portfolios, which may include portfolios that have since liquidated.
(3)	Total Compensation received from the Janus Fund Complex includes any amounts deferred under the deferred compensation plan. There were no deferrals for the current year.
(4)
Aggregate Compensation received from the Janus Fund and Total Compensation received from the Janus Fund Complex includes additional compensation paid for service as Independent Chairman of the Board of Trustees.

(5)
Aggregate Compensation received from the Janus Fund and Total Compensation received from the Janus Fund Complex includes additional compensation paid for service as chair of one or more committees of the Board of Trustees during certain periods.

(6)	Gwen L. Shaneyfelt was elected to the Board an as Independent Trustee, effective May 18, 2026.

JANUS HENDERSON PORTFOLIO MANAGEMENT
[To be updated by amendment]
Other Accounts Managed
To the best knowledge of the Trust, the following table provides information relating to other accounts managed by portfolio management as of [ ]. For any co-managed Fund or account, the assets reflect total Fund assets. If applicable, accounts included under Other Registered Investment Companies may include subadvised accounts. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

		Other Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Joshua Cummings	Number of Other Accounts Managed		[	]		[	]		[	]
	Assets in Other Accounts Managed	$	[	]	$	[	]	$	[	]
John Jordan	Number of Other Accounts Managed		[	]		[	]		[	]
	Assets in Other Accounts Managed		[	]		[	]		[	]

Material Conflicts
As shown in the table above, portfolio management generally manages other accounts, including accounts that may hold the same securities as or pursue investment strategies similar to the Janus Fund. Those other accounts may include separately managed accounts, model or emulation accounts, Janus Henderson mutual funds and ETFs, private-label funds for which Janus or an affiliate serves as subadviser, or other Janus Henderson pooled investment vehicles, such as hedge funds, which may have different fee structures or rates than the Janus Fund or may have a performance-based management fee. Janus or an affiliate may
JANUS HENDERSON PORTFOLIO MANAGEMENT COMPENSATION INFORMATION
[To be updated by amendment]
The following describes the structure and method of calculating portfolio management’s compensation as of [ ].
Portfolio management is compensated for managing the Janus Fund and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities through two components: fixed annual base salary and a variable performance component. Compensation (both fixed and variable) is determined on a pre-tax basis.
Since there are no set targets/percentages for variable compensation, the pay mix will vary for each portfolio manager based on individual performance. On average, total compensation is weighted more heavily in the form of variable compensation, typically split between cash and deferral.
Base Salary
Base salary is determined by the individual’s manager.
The base salary is based on factors such as performance, complexity of managing portfolios, scope of responsibility (including assets under management), skills, knowledge, experience, ability, and market competitiveness.
Variable Compensation
Individuals’ awards, if any, are discretionary and given based on company, department, and individual performance. These awards are funded from a profit pool.
The overall investment team variable compensation pool is based on Janus Henderson profitability and is fully discretionary. Both quantitative and qualitative factors will be used to determine these awards. Such factors include, among other things:
●
consistent short-term and long-term performance (i.e., one-, three-, and five-year performance);
●
client support; and
●
investment team support through the sharing of ideas, leadership development, mentoring, and teamwork.
Deferrals
All employees are subject to Janus Henderson’s deferral arrangements which apply to variable incentive awards. Deferral rates apply to awards that exceed a minimum threshold, rates of deferral increase for larger incentive awards or as appropriate under certain regulations. Deferred awards vest in three equal installments over a 3-year period. Forfeiture provisions apply to employees who cease employment with Janus Henderson during the vesting period, other than in prescribed circumstances. Deferrals are awarded in JHG restricted stock and/or fund units.
Deferral arrangements are reviewed periodically to ensure they remain aligned with:
●
Janus Henderson’s business strategy, associated time horizons and risk appetite;
●
competitive practice in the sectors and jurisdictions in which Janus Henderson operates; and
●
emerging regulatory practice.
Portfolio management may be eligible to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JHG’s Executive Income Deferral Program.
SHARES OF THE TRUST
The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of the Janus Fund participate equally in dividends and other distributions by the Shares of the same class of the Janus Fund, and in residual assets of that class of the Janus Fund in the event of liquidation. Shares of the Janus Fund have no preemptive or subscription rights. Shares of the Janus Fund may be transferred by endorsement or stock power as is customary, but the Janus Fund is not bound to recognize any transfer until it is recorded on its books.
SHAREHOLDER MEETINGS
The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Agreement and Declaration of Trust or the 1940 Act. Special meetings may be called for a specific fund or for the Trust as a whole for purposes such as changing fundamental policies, electing or removing Trustees, making any changes to the Amended and Restated Agreement and Declaration of Trust that would materially adversely affect shareholders’ rights, determining whether to bring certain derivative actions, or for any other purpose requiring a shareholder vote under applicable law or the Trust’s governing documents, or as the Trustees consider necessary or desirable. Under the Amended and Restated Agreement and Declaration of Trust, special meetings of shareholders of the Trust or of any fund shall be called subject to certain conditions, upon written request of shareholders owning shares representing at least 10% of the shares then outstanding. The Janus Fund will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.
VOTING RIGHTS
The Board currently has eight members, all of whom have been elected by shareholders on May 18, 2026. Under the Amended and Restated Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act.
As a shareholder, you are entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the Janus Fund that you own. Generally, all funds and classes vote together as a single group, except where a separate vote of one or more funds or classes is required by law or where the interests of one or more funds or classes are affected differently from other funds or classes. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.
MASTER/FEEDER OPTION

The Trust may in the future seek to achieve a fund’s objective by investing all of that fund’s assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that fund. Unless otherwise required by law, this policy may be implemented by the Trustees without shareholder approval.
CUSTODIAN, TRANSFER AGENT, AND CERTAIN AFFILIATIONS
JPMorgan Chase Bank, National Association (“JPMorgan Chase Bank” or the “Custodian”), 270 Park Avenue, New York NY 10017 is the custodian of the domestic securities and cash of the Janus Fund. Effective May 11, 2026, JPMorgan Chase Bank replaced BNP Paribas, acting through its New York branch, as custodian to the Janus Fund. JPMorgan Chase Bank is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Janus Fund’s securities and cash held outside the United States. The Janus Fund’s Trustees have delegated to JPMorgan Chase Bank certain responsibilities for such assets, as permitted by Rule 17f-5. JPMorgan Chase Bank and the foreign subcustodians selected by it hold the Janus Fund’s assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Janus Fund.
Janus Henderson Services US LLC (the “Transfer Agent”), 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus, is the transfer agent for the Janus Fund. In addition, the Transfer Agent provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Janus Fund.
Certain, but not all, intermediaries may charge administrative fees to investors in Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by Class I Shares of the Janus Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Janus Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Janus Fund. Janus and its affiliates benefit from an increase in assets that may result from such relationships. The Janus Fund’s Trustees have set limits on fees that the Janus Fund may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future.
The Janus Fund pays an annual administrative services fee based on the average daily net assets of Class D Shares for shareholder services provided by the Transfer Agent, as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Transfer Agent receives an administrative services fee at an annual rate of 0.25% of the average daily net assets of Class T Shares of the Janus Fund for providing or procuring administrative services to investors in Class T Shares of the Janus Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class T Shares of the Janus Fund. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the NSCC or similar systems, or those processed on a manual basis with Janus.
In addition to the above administrative fees discussed, the Transfer Agent receives reimbursement for out-of-pocket costs it incurs for serving as transfer agent and providing, or arranging for, servicing to shareholders.
Through the Transfer Agent, the Janus Fund pays SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”) fees for the use of SS&C GIDS’ shareholder accounting system, as well as for certain broker-controlled accounts and closed accounts.
These fees are in addition to any administrative services fees paid to the Transfer Agent. The Janus Fund also uses and pays for SS&C GIDS systems to track and process contingent deferred sales charges. These fees are only charged to classes of the Janus Fund with contingent deferred sales charges, as applicable.
Janus Henderson Distributors US LLC (the “Distributor”), 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus, is the principal underwriter for the Janus Fund. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of FINRA. The Distributor acts as the agent of the Janus Fund in connection with the sale of its Shares in all states in which such Shares are registered and in which the Distributor is qualified as a broker-dealer. Under the Distribution Agreement, the Distributor continuously offers the Janus Fund’s Shares and accepts orders at NAV per share of the relevant class. The cash-compensation amount or rate at which the Distributor’s registered representatives are paid for sales of products may differ based on a type of fund or a specific trust or the distribution channel or platform. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation amount or rate. You should consider these arrangements when evaluating any recommendations of your registered representative.
The Janus Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Non Custodial Securities Lending Agreement.
Janus Henderson Personal Code of Ethics
Janus and the Distributor currently have in place the Personal Code of Ethics, which is comprised of the Personal Account Dealing Policy, the Gifts, Entertainment, and Other Benefits Received Policy, the Outside Business Activities Policy, and the Political Activities Policy. The Personal Code of Ethics is designed to ensure that Adviser and Distributor personnel:
(i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first; (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Fund and other securities, consistent with the Personal Code of Ethics and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) refrain from using any material nonpublic information in securities trading. The Personal Code of Ethics is on file with and available from the SEC through the SEC website at http://www.sec.gov.

Under the Personal Account Dealing Policy, all Adviser and Distributor personnel, as well as the Trustees and Officers of the Fund, are required to conduct their personal investment activities in a manner that the Adviser believes is not detrimental to the Fund. In addition, Adviser and Distributor personnel are not permitted to transact in securities held by the Fund for their personal accounts except under circumstances specified in the Personal Account Dealing Policy. All personnel of the Adviser, the Distributor, and the Fund, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Personal Account Dealing Policy.
In addition to the pre-clearance requirement described above, the Personal Account Dealing Policy subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Personal Account Dealing Policy and under certain circumstances Adviser and Distributor personnel may be required to forfeit profits made from personal trading.
PROXY VOTING POLICY
The Trustees of the Trust have delegated to Janus the authority to vote all proxies relating to the Janus Fund’s portfolio securities in accordance with Janus’s own policies and procedures. Janus’s proxy voting policies and procedures, including specific voting guidelines, are included in Appendix A of this SAI and are also available at janushenderson.com/ proxyvoting.
Janus or its affiliates will publicly disclose vote reporting in line with local market requirements or practices and/or where, in Janus’s view, it is appropriate. The Janus Fund’s proxy voting record for the one-year period ending each June 30th is available, free of charge, upon request, by calling 1-800-525-1093, through janushenderson.com/proxyvoting, or from the SEC through the SEC website at http://www.sec.gov.
 Appendix A—Proxy Voting Policies and Procedures
[to be added by amendment]

 PART C

(JANUS INVESTMENT FUND)

OTHER INFORMATION

Item 15.	Indemnification.

Article VI of Janus Investment Fund’s (the “Trust”) Amended and Restated Agreement and Declaration of Trust provides for indemnification of certain persons acting on behalf of the Funds. In general, Trustees, officers and Advisory Board members will be indemnified against liability and against all expenses of litigation incurred by them in connection with any action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their connection with the Funds, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither “interested persons” (as defined under the Investment Company Act of 1940, as amended, i.e., “Non-interested Trustees”) of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Funds also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Funds if his or her conduct is later determined to preclude indemnification, and that either he or she provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of Non-interested Trustees, or independent legal counsel in a written opinion, determines that he or she ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees, officers and any Advisory Board members.

Additionally, each Non-interested Trustee has entered into an Indemnification Agreement with the Trust, which agreement provides that the Trust shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer, employee or authorized agent of the Trust to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The Indemnification Agreement cannot be altered without the consent of the Non-interested Trustee and the Trust. In addition, the Indemnification Agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses more timely, efficient, and certain. In accordance with Section 17(h) of the 1940 Act, the Indemnification Agreement does not protect a Non-interested Trustee against any liability to the Trust or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

(1) Copies of the charter of the registrant as now in effect;

a)
Amended and Restated Agreement and Declaration of Trust, dated March 18, 2003, is incorporated herein by reference to Exhibit 1(ii) to Post-Effective Amendment No. 109, filed on April 17, 2003 (File No. 2-34393).

b)
Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(a) to N-14 Pre-Effective Amendment No. 1, filed on August 8, 2006 (File No. 2-34393).

c)
Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(b) to N-14 Pre-Effective Amendment No. 1, filed on August 8, 2006 (File No. 2-34393).

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d)
Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(ss) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

e)
Certificate of Amendment of the Agreement and Declaration of Trust, dated September 20, 2019, is incorporated herein by reference to Exhibit (a)(62) to Post-Effective Amendment No. 290, filed on October 28, 2019 (File No. 2-34393).

	f)	Form of Certificate of Establishment and Designation of Janus Henderson U.S. Research Core Fund is filed herewith as Exhibit No. EX-99.1.f.

(2)	Copies of the existing bylaws or corresponding instruments of the registrant;

	a)	Amended and Restated Bylaws are incorporated herein by reference to Exhibit 2(e) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

	b)	First Amendment to the Amended and Restated Bylaws is incorporated herein by reference to Exhibit 2(f) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

	c)	Second Amendment to the Amended and Restated Bylaws is incorporated herein by reference to Exhibit 2(g) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the registrant;

Not Applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

	a)	Form of Agreement and Plan of Reorganization is filed herewith as Exhibit C to the Proxy Statement/Prospectus.

(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the registrant;

Not Applicable.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the registrant;

	a)	Form of Investment Advisory Agreement for Janus Henderson U.S. Research Core Fund is filed herewith as Exhibit No. EX-99.6.a.

(7)	Copies of each underwriting or distribution contract between the registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;
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	a)	Distribution Agreement between Janus Investment Fund and Janus Henderson Distributors US LLC, dated June 30, 2026, is filed herewith as Exhibit No. EX-99.7.a.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act [15 U.S.C. 80a-17(f)], for securities and similar investments of the registrant, including the schedule of remuneration;

	a)	Global Custody Agreement, dated October 22, 2025, between Janus Investment Fund and JPMorgan Chase Bank, N.A., is filed herewith as Exhibit No. EX-99.9.a.

(10)
copies of any plan entered into by registrant pursuant to Rule l2b-1 under the Investment Company Act [17 CFR 270.12b-1] and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by registrant pursuant to Rule 18f-3 under the Investment Company Act [17 CFR 270.18f-3], any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the registrant’s directors describing any action taken to revoke the plan;

a)
Distribution and Shareholder Servicing Plan for Class A Shares, dated July 6, 2009, is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 313, filed on October 28, 2022 (File No. 2-34393).

b)
Distribution and Shareholder Servicing Plan for Class C Shares, dated July 6, 2009, is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 313, filed on October 28, 2022 (File No. 2-34393).

c)
Distribution and Shareholder Servicing Plan for Class R Shares, dated July 6, 2009, is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 313, filed on October 28, 2022 (File No. 2-34393).

d)
Distribution and Shareholder Servicing Plan for Class S Shares, dated July 6, 2009, is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 313, filed on October 28, 2022 (File No. 2-34393).

e)
Amended Rule 18f-3 Plan, for Janus Henderson non money market funds, dated December 31, 2020, is incorporated herein by reference to Exhibit (n)(7) to Post-Effective Amendment No. 302, filed on January 28,
2021 (File No. 2-34393).

(11)	an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

	a)	Opinion and Consent of Counsel is filed herewith as Exhibit No. EX-99.11.a.
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(12)
an opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

Opinion and Consent of [ ] supporting tax matters and consequences to shareholders to be filed by subsequent amendment.

(13)	Copies of all material contracts of the registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

a)
Amended and Restated Transfer Agency Agreement dated June 18, 2002, between Janus Investment Fund and Janus Services LLC, is incorporated herein by reference to Exhibit 8(u) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

b)
First Amendment dated December 14, 2007 to the Amended and Restated Transfer Agency Agreement, between Janus Investment Fund and Janus Services LLC, is incorporated herein by reference to Exhibit 8(yyy) to Post-Effective Amendment No. 122, filed on February 28, 2008 (File No. 2-34393).

c)
Second Amendment dated October 2, 2008 to the Amended and Restated Transfer Agency Agreement, between Janus Investment Fund and Janus Services LLC, is incorporated herein by reference to Exhibit 8(cccc) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

d)
Administration Agreement dated June 23, 2011, between Janus Investment Fund and Janus Capital Management LLC, is incorporated herein by reference to Exhibit (h)(134) to Post-Effective Amendment No. 163, filed on October 28, 2011 (File No. 2-34393).

e)
Third Amendment dated May 26, 2017 to the Amended and Restated Transfer Agency Agreement, between Janus Investment Fund and Janus Services LLC, is incorporated herein by reference to Exhibit (h)(117) to Post-Effective Amendment No. 257, filed on August 11, 2017 (File No. 2-34393).

f)
Amendment dated July 1, 2019 to the Amended and Restated Transfer Agency Agreement, between Janus Investment Fund and Janus Services LLC, is incorporated herein by reference to Exhibit (h)(128) to Post-Effective Amendment No. 289, filed on August 29, 2019 (File No. 2-34393).

g)
Letter Agreement dated February 26, 2026 to the Amended and Restated Transfer Agency Agreement, between Janus Investment Fund and Janus Henderson Services US LLC, with revised Appendix A, is incorporated herein by reference to Exhibit (h)(13) to Post-Effective Amendment No. 335, filed on March 4, 2026 (File No. 2-34393).

	h)	Form of Fund of Funds Investment Agreement is incorporated herein by reference to Exhibit (h)(150) to Post-Effective Amendment No. 313, filed on October 28, 2022 (File No. 2-34393).

i)
Letter Agreement dated February 26, 2026 to Administration Agreement, between Janus Henderson Investors US LLC and Janus Investment Fund, with revised Appendix A, is incorporated herein by reference to Exhibit (h)(18) to Post-Effective Amendment No. 335, filed on March 4, 2026 (File No. 2-34393).

j)
Form of Expense Limitation Agreement, between Janus Henderson Investors US LLC and Janus Investment Fund, regarding Janus Henderson U.S. Research Core Fund, is filed herewith as Exhibit No. EX-99.13.j.

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	(14)	Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the Securities Act [15 U.S.C. 77g];

a) Consent of Deloitte & Touche LLP is filed herewith as Exhibit No. EX-99.14.a.

	(15)	All financial statements omitted pursuant to Item 14(a)(l);

Not Applicable.

	(16)	manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement;

		a)	Powers of Attorney are filed herewith as Exhibit No. EX-99.16.a.

	(17)	Any additional exhibits which the registrant may wish to file;

		a)	Janus Henderson Code of Ethics, as revised July 1, 2026, filed herewith as Exhibit No. EX.-99.17.a.

Item 17.	Undertakings

	(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

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SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 29th day of October, 2026.

JANUS INVESTMENT FUND

By:	/s/ Michelle R. Rosenberg
Michelle R. Rosenberg, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Michelle R. Rosenberg		President and Chief Executive Officer	October 29th, 2026
Michelle R. Rosenberg		(Principal Executive Officer)

/s/ Jesper Nergaard		Vice President, Chief Financial Officer,	October 29th, 2026
Jesper Nergaard		Treasurer, and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

/s/ Alan A. Brown	*	Chairman and Trustee	October 29[t]h, 2026
Alan A. Brown

/s/ Cheryl D. Alston	*	Trustee	October 29th, 2026
Cheryl D. Alston

/s/ Raudline Etienne	*	Trustee	October 29[t]h, 2026
Raudline Etienne

/s/ Darrell B. Jackson	*	Trustee	October 29th, 2026
Darrell B. Jackson

/s/ Dominic Janssens	*	Trustee	October 29[t]h, 2026
Dominic Janssens

/s/ William F. McCalpin	*	Trustee	October 29th, 2026
William F. McCalpin

/s/ Gary A. Poliner	*	Trustee	October 29th, 2026
Gary A. Poliner

/s/ Gwen Shaneyfelt	*	Trustee	October 29[t]h, 2026
Gwen Shaneyfelt

*By: /s/ Cara Owen
Cara Owen
Attorney-in-Fact
*Pursuant to Power of Attorney filed herewith.
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INDEX TO EXHIBITS
(JANUS INVESTMENT FUND N-14)

Exhibit No.	Exhibit
Ex-99.1.f	Form of Certificate of Establishment and Designation
EX-99.6.a	Form of Investment Advisory Agreement
EX-99.7.a	Distribution Agreement
EX-99.9.a	Global Custody Agreement
EX-99.11.a	Opinion and Consent of Counsel
EX-99.13.j	Form of Expense Limitation Agreement
EX-99.14.a	Consent of Deloitte & Touche LLP
EX-99.16.a	Powers of Attorney
EX-99.17.a	Janus Henderson Code of Ethics

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